UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2005 – November 30, 2005

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

November 30, 2005

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

November 30, 2005 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.2%
Bonds - 34.2%
SSgA Bond Market Fund	3,094,962	30,671
Domestic Equities - 51.5%
SSgA Aggressive Equity Fund	3,336,717	18,018
SSgA Large Cap Growth Opportunities Fund	941,122	9,957
SSgA Large Cap Value Fund	707,945	8,149
SSgA S&P 500 Index Fund	488,947	10,092
		46,216
International Equities - 12.5%
SSgA International Growth Opportunities Fund	123,496	1,320
SSgA International Stock Selection Fund	937,340	9,889
		11,209
Short-Term Investments - 1.9%
SSgA Money Market Fund	1,731,291	1,731
Total Investments - 100.1%
(identified cost $78,055)		89,827
Other Assets and Liabilities, Net - (0.1%)		(54)
Net Assets - 100.0%		89,773

See accompanying notes which are an integral part of the schedules of investments.

Balanced Fund

3

SSgA Life Solutions
Growth Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.1%
Bonds - 14.0%
SSgA Bond Market Fund	696,971	6,907
Domestic Equities - 66.5%
SSgA Aggressive Equity Fund	2,382,415	12,865
SSgA Large Cap Growth Opportunities Fund	660,586	6,989
SSgA Large Cap Value Fund	521,588	6,004
SSgA S&P 500 Index Fund	337,603	6,968
SSgA Tuckerman Active REIT Fund	1	—
		32,826
International Equities - 17.6%
SSgA International Growth Opportunities Fund	68,501	732
SSgA International Stock Selection Fund	750,737	7,920
		8,652
Short-Term Investments - 1.9%
SSgA Money Market Fund	938,548	939
Total Investments - 100.0%
(identified cost $41,476)		49,324
Other Assets and Liabilities, Net - 0.0%		14
Net Assets - 100.0%		49,338

See accompanying notes which are an integral part of the schedules of investments.

Growth Fund

4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 54.1%
SSgA Bond Market Fund	1,544,959	15,311
Domestic Equities - 36.4%
SSgA Aggressive Equity Fund	733,411	3,960
SSgA Large Cap Growth Opportunities Fund	212,393	2,247
SSgA Large Cap Value Fund	146,098	1,682
SSgA S&P 500 Index Fund	116,436	2,403
SSgA Tuckerman Active REIT Fund	1	—
		10,292
International Equities - 7.5%
SSgA International Growth Opportunities Fund	39,516	422
SSgA International Stock Selection Fund	159,766	1,686
		2,108
Short-Term Investments - 1.9%
SSgA Money Market Fund	547,832	548
Total Investments - 99.9%
(identified cost $25,874)		28,259
Other Assets and Liabilities, Net - 0.1%		30
Net Assets - 100.0%		28,289

See accompanying notes which are an integral part of the schedules of investments.

Income and Growth Fund

5

SSgA

Life Solutions Funds

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2005. This Quarterly Report reports on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as the "Funds". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003 the Funds Class R prospectus became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities Fund
SSgA Large Cap Value Fund
SSgA Enhanced Small Cap Fund
SSgA Directional Core Equity Fund
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Quarterly Report

6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity Fund

To achieve long-term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Quarterly Report

7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Securities Transactions

Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Quarterly Report

8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of November 30, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$80,851,687	$43,689,891	$26,551,048
Gross Tax Unrealized Appreciation	9,303,251	5,709,510	1,861,526
Gross Tax Unrealized Depreciation	(327,811)	(75,678)	(153,857)
Net Tax Unrealized Appreciation (Depreciation)	$8,975,440	$5,633,832	$1,707,669

3.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). As of November 30, 2005, $3,217,671 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Quarterly Report

9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial statements of the Underlying Funds can be obtained by calling the Funds at (800)647-7327.

Shareholder Requests for Additional Information

10

LSQR-11/05

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

November 30, 2005

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2005 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Money Market Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 22.5%
American Express Credit Corp. (Ê)	50,000	4.199	12/19/05	50,002
American Honda Finance Corp. (Ê)	60,000	4.292	05/12/06	60,000
American Honda Finance Corp. (Ê)	18,000	4.260	08/08/06	18,000
AmSouth Bank NA (Ê)	25,000	4.224	01/20/06	25,002
Bank of America Corp. (Ê)	170,000	4.065	03/14/06	170,001
Bank of America Corp. (Ê)	50,000	4.060	06/07/06	50,000
Eli Lilly Services, Inc. (Ê)	45,000	4.059	12/29/06	45,000
General Electric Capital Corp. (Ê)	85,000	4.190	12/09/06	85,000
General Electric Capital Corp. (Ê)	75,000	4.240	12/15/06	75,000
Goldman Sachs Group, Inc. (Ê)	75,000	4.140	02/21/06	75,000
Goldman Sachs Group, Inc. (Ê)	25,000	4.160	02/22/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	4.140	02/23/06	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	4.170	08/14/06	30,000
HBOS Treasury Services PLC (Ê)	40,000	4.109	12/26/06	40,000
Merrill Lynch & Co., Inc. (Ê)	70,000	4.120	01/04/07	70,000
Morgan Stanley (Ê)	36,750	4.250	03/27/06	36,786
Morgan Stanley (Ê)	25,000	4.143	04/17/06	25,000
Morgan Stanley (Ê)	50,000	4.150	12/15/06	50,000
Morgan Stanley (Ê)	70,000	4.120	01/04/07	70,000
National City Bank, Ohio (Ê)	100,000	4.160	12/29/05	99,998
National City Bank, Ohio (Ê)	50,000	4.030	01/06/06	49,999
Nordea Bank AB (Ê)	75,000	4.095	12/11/06	75,000
Northern Rock PLC (Ê)	65,000	4.100	11/03/06	65,000
Royal Bank of Scotland PLC (Ê)	100,000	4.400	11/24/06	100,037
Toyota Motor Credit (Ê)	50,000	4.040	04/24/06	50,000
Toyota Motor Credit (Ê)	50,000	4.360	08/25/06	50,004
Toyota Motor Credit (Ê)	100,000	4.055	11/13/06	99,997
Wells Fargo & Co. (Ê)	32,000	3.861	03/03/06	32,011
Wells Fargo & Co. (Ê)	100,000	4.050	01/03/07	100,000
World Savings Bank	72,800	4.170	01/17/06	72,791
Total Corporate Bonds and Notes (amortized cost $1,844,628)				1,844,628
Domestic Certificates of Deposit - 4.3%
First Tennessee Bank NA	150,000	4.040	12/06/05	150,000
Washington Mutual Bank	57,000	4.040	12/05/05	57,000
Washington Mutual Bank	75,000	4.030	12/12/05	75,000
Washington Mutual Bank (Ê)	72,000	4.134	03/20/06	72,000
Total Domestic Certificates of Deposit (amortized cost $354,000)				354,000
Eurodollar Certificates of Deposit - 8.1%
Barclays Bank PLC	150,000	4.040	12/05/05	150,000
Barclays Bank PLC	50,000	3.460	12/07/05	50,000
Credit Agricole Indosuez	50,000	3.505	12/30/05	49,996
Credit Agricole Indosuez	30,000	4.050	03/23/06	29,985
HBOS Treasury Services PLC	200,000	4.260	01/31/06	200,000

Money Market Fund

3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Societe Generale	83,000	4.010	12/13/05	83,000
Unicredito Italiano SpA	100,000	4.260	01/31/06	100,000
Total Eurodollar Certificates of Deposit (amortized cost $662,981)				662,981
Domestic Commercial Paper - 15.6%
Amstel Funding Corp.	75,000	4.410	05/02/06	73,604
Chariot Funding, Ltd.	66,759	4.220	01/24/06	66,336
Eiffel Funding LLC	25,000	3.980	12/05/05	24,989
Eiffel Funding LLC	25,000	4.250	01/25/06	24,838
Emerald Notes	104,650	4.160	01/17/06	104,082
Emerald Notes	50,000	4.160	01/18/06	49,723
Emerald Notes	29,500	4.200	01/24/06	29,314
Fairway Finance Corp. (Ê)	75,000	4.065	02/13/06	74,998
Gemini Securitization Corp.	150,000	3.980	12/05/05	149,934
General Electric Capital Corp.	50,000	3.975	12/13/05	49,934
Jupiter Securitization Corp.	125,939	4.220	01/25/06	125,127
Newport Funding Corp.	40,000	4.220	01/23/06	39,751
Old Line Funding Corp.	50,355	4.250	01/27/06	50,016
Park Granada LLC	115,000	4.060	12/12/05	114,857
Park Granada LLC	70,000	4.200	01/31/06	69,502
Saint Germain Holdings, Ltd.	27,367	4.260	01/23/06	27,195
Scaldis Capital LLC	100,000	4.220	01/25/06	99,355
Surrey Funding Corp.	100,000	4.220	01/18/06	99,437
Total Domestic Commercial Paper (amortized cost $1,272,992)				1,272,992
Foreign Commercial Paper - 10.4%
Alliance & Leicester PLC	100,000	4.340	03/20/06	98,686
Australia and NZ Banking Group Ltd.	240,000	4.245	01/30/06	238,302
Bank of Ireland	150,000	3.510	12/09/05	149,883
Danske Corp.	108,895	4.245	01/31/06	108,112
Dexia Delaware LLC	50,000	4.250	01/31/06	49,640
Macquarie Bank Ltd. (Ê)	75,000	4.139	07/18/06	74,995
Skandinaviska Enskilda Banken (Ê)	60,000	4.090	01/17/06	60,000
Skandinaviska Enskilda Banken (Ê)	20,000	4.129	01/19/06	20,000
Skandinaviska Enskilda Banken (Ê)	50,000	4.180	11/28/06	49,995
Total Foreign Commercial Paper (amortized cost $849,613)				849,613
Domestic Time Deposits - 2.0%
Marshall & Ilsley Milwaukee	10,186	3.980	12/01/05	10,186
SunTrust Bank	150,000	4.000	12/01/05	150,000
Total Domestic Time Deposits (amortized cost $160,186)				160,186
United States Government Agencies - 1.3%
Federal Home Loan Mortgage	50,000	3.860	03/21/06	49,410
Freddie Mac	57,425	3.845	03/07/06	56,836
Total United States Government Agencies (amortized cost $106,246)				106,246

Money Market Fund

4

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - 19.0%
BNP Paribas SA (Ê)	125,000	4.089	06/21/06	124,980
Canadian Imperial Bank Corp. (Ê)	75,000	4.150	04/28/06	74,992
Canadian Imperial Bank Corp.	54,000	3.750	06/14/06	53,997
Credit Suisse First Boston	200,000	4.015	12/13/05	200,000
Deutsche Bank AG	225,000	4.040	12/13/05	225,000
Dexia Credit Local, New York (Ê)	200,000	4.030	10/03/06	199,967
Lloyds Bank PLC	100,000	4.250	01/31/06	100,000
Lloyds Bank PLC (Ê)	100,000	3.994	04/03/06	99,983
Societe Generale (Ê)	135,000	4.023	03/02/06	134,993
Toronto Dominion Bank	21,000	3.748	06/26/06	20,997
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	201,000	4.040	12/13/05	201,000
Unicredito Italiano SpA	70,000	4.010	12/13/05	70,000
Total Yankee Certificates of Deposits (amortized cost $1,555,909)				1,555,909
Total Investments - 83.2% (amortized cost $6,806,555)				6,806,555

Repurchase Agreements - 16.8%
Agreement with Banc of America Securities LLC and The Bank of New York, Inc. (Tri-Party) of $800,000 dated November 30, 2005 at 4.040% to be repurchased at $800,090 on December 1, 2005, collateralized by: $987,646 par various United States Government Agency Obligations, valued at $816,000	800,000
Agreement with Banc of America Securities LLC and The Bank of New York, Inc. (Tri-Party) of $225,000 dated November 30, 2005, at 4.020% to be repurchased at $225,025 on December 1, 2005, collateralized by: $234,731 par various United States Government Agency Obligations, valued at $229,500	225,000
Agreement with Countrywide Securities Corp. and The Bank of New York, Inc. (Tri-Party) of $150,000 dated November 30, 2005, at 4.020% to be repurchased at $150,017 on December 1, 2005, collateralized by: $154,637 par various United States Government Agency Obligations, valued at $153,001	150,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase Bank (Tri-Party) of $125,000 dated November 30, 2005 at 4.040% to be repurchased at $125,014 on December 1, 2005, collateralized by: $187,552 par various United States Government Agency Obligations, valued at $127,502	125,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase Bank (Tri-Party) of $75,000 dated November 30, 2005 at 4.103% to be repurchased at $75,009 on December 1, 2005, collateralized by: $75,660 par various Municipal Obligations, valued at $78,001	75,000
Total Repurchase Agreements (identified cost $1,375,000)	1,375,000
Total Investments and Repurchase Agreements - 100.0% (cost $8,181,555)(†)	8,181,555
Other Assets and Liabilities, Net - (0.0%)	(337)
Net Assets - 100.0%	8,181,218

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund

5

SSgA
US Government Money Market Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 33.6%
Federal Home Loan Bank (Ê)	150,000	3.794	12/22/06	149,921
Federal Home Loan Bank Discount Notes	38,842	3.850	03/15/06	38,410
Federal Home Loan Mortgage Corp.	13,235	3.420	12/05/05	13,230
Federal National Mortgage Association	23,300	1.750	06/16/06	23,051
Federal National Mortgage Association (Ê)	50,000	3.651	09/07/06	49,981
Federal National Mortgage Association (Ê)	165,000	3.970	09/07/06	164,960
Federal National Mortgage Association Discount Notes	118,522	3.420	12/07/05	118,455
Freddie Mac (Ê)	100,000	3.840	12/27/06	99,951
Total United States Government Agencies (amortized cost $657,959)				657,959
Total Investments - 33.6% (amortized cost $657,959)				657,959

Repurchase Agreements - 66.5%
Agreement with Banc of America Securities LLC and The Bank of New York, Inc. (Tri-Party) of $70,000 dated November 30, 2005 at 4.020% to be repurchased at $70,008 on December 1, 2005, collateralized by: $72,451 par United States Government Agency Obligations, valued at $71,403	70,000
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $70,000 dated November 30, 2005 at 4.020% to be repurchased at $70,008 on December 1, 2005, collateralized by: $66,750 par United States Government Agency Obligations, valued at $71,400	70,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $70,000 dated November 30, 2005 at 4.000% to be repurchased at $70,008 on December 1, 2005, collateralized by: $70,433 par United States Government Agency Obligations, valued at $71,403	70,000
Agreement with Chase Securities and JP Morgan Chase & Co. (Tri-Party) of $60,000 dated November 30, 2005 at 3.900% to be repurchased at $60,007 on December 1, 2005, collateralized by: $59,710 par United States Government Treasury Obligations, valued at $61,205	60,000
Agreement with Credit Suisse First Boston LLC and JP Morgan Chase & Co. (Tri-Party) of $70,000 dated November 30, 2005 at 4.020% to be repurchased at $70,008 on December 1, 2005, collateralized by: $67,399 par United States Government Agency Obligations, valued at $71,400	70,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $350,000 dated November 30, 2005 at 4.020% to be repurchased at $350,039 on December 1, 2005, collateralized by: $341,946 par United States Government Agency Obligations, valued at $357,002	350,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated November 30, 2005 at 3.950% to be repurchased at $50,005 on December 1, 2005, collateralized by: $47,912 par United States Government Treasury Obligations, valued at $51,001	50,000

US Government Money Market Fund

6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $70,000 dated November 30, 2005 at 4.020% to be repurchased at $70,008 on December 1, 2005, collateralized by: $71,100 par United States Government Agency Obligations, valued at $71,405	70,000
Agreement with UBS Warburg LLC and JP Morgan Chase & Co. (Tri-Party) of $221,268 dated November 30, 2005 at 4.000% to be repurchased at $221,293 on December 1, 2005, collateralized by: $226,799 par United States Government Agency Obligations, valued at $225,697	221,268
Agreement with UBS Warburg LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated November 3, 2005 at 4.030% to be repurchased at $200,896 on December 13, 2005, collateralized by: $200,242 par United States Government Agency Obligations, valued at $204,003	200,000
Agreement with Wachovia Capital Markets, LLC and The Bank of New York, Inc. (Tri-Party) of $70,000 dated November 30, 2005 at 4.010% to be repurchased at $70,008 on December 1, 2005, collateralized by: $73,022 par United States Government Agency Obligations, valued at $71,401	70,000
Total Repurchase Agreements (identified cost $1,301,268)	1,301,268
Total Investments and Repurchase Agreements - 100.1% (cost $1,959,227)(†)	1,959,227
Other Assets and Liabilities, Net - (0.1%)	(2,225)
Net Assets - 100.0%	1,957,002

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund

7

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.6%
Alabama - 2.3%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	2.990	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	2.980	12/01/30	3,365
				11,560
Alaska - 0.5%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.050	07/01/22	2,250
Arizona - 1.0%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.000	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.000	12/01/22	2,400
				4,900
California - 4.7%
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	1,865	3.060	12/01/11	1,865
City of Long Beach California Revenue Bonds, weekly demand (Ê)(µ)	12,000	2.980	05/15/27	12,000
County of Ventura California Certificate of Participation, weekly demand (Ê)(µ)	3,000	3.070	08/15/11	3,000
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.000	12/15/30	3,500
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	2.950	07/01/23	2,600
				22,965
Colorado - 5.5%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	6,400	3.030	11/01/23	6,400
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,585	3.050	10/01/30	1,585
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	11,945	2.950	12/01/29	11,945
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	2.990	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,230	3.000	09/01/18	1,230
El Paso County School District No. 11 Colorado Springs General Obligation Unlimited	1,000	5.500	12/01/05	1,000
				27,160
Connecticut - 0.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.000	07/01/29	2,500
District of Columbia - 0.8%
District of Columbia Certificate of Participation (µ)	1,000	5.000	01/01/06	1,002
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	3.060	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.060	06/01/30	1,800
				4,032
Florida - 1.0%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	2.930	01/01/16	2,410
Putnam County Development Authority Revenue Bonds, semiannual demand (Ê)	2,290	2.650	12/15/09	2,290
				4,700

Tax Free Money Market Fund

8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Georgia - 5.8%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,100	2.980	01/01/19	5,100
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,485	3.070	01/01/15	1,485
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	10,800	2.880	03/01/20	10,800
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	11,200	2.880	01/01/22	11,200
				28,585
Idaho - 0.9%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	3.110	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.110	07/01/33	2,500
				4,200
Illinois - 3.5%
Cook County Community College District No. 508 Revenue Bonds (µ)	3,620	7.700	12/01/05	3,620
Illinois Finance Authority Revenue Bonds, weekly demand (Ê) (µ)	3,650	3.100	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.090	11/15/24	1,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.000	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.000	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,120	3.000	07/01/28	2,120
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	460	3.030	03/01/06	460
				17,350
Indiana - 3.0%
Indiana Bond Bank Revenue Notes	15,000	3.250	01/26/06	15,021
Kentucky - 2.6%
Kentucky Asset Liability Commission Revenue Notes	7,500	4.000	06/28/06	7,556
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	5,400	2.980	05/15/23	5,400
				12,956
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,200	3.190	07/01/12	1,200
Maryland - 4.5%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	2.980	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	2.980	06/01/30	3,000
University System of Maryland Revenue Bonds	15,000	5.000	04/01/06	15,109
				22,109
Massachusetts - 3.1%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.030	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,155	3.200	10/25/13	4,155
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	2.980	07/01/27	1,925
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	2.980	04/01/28	655

Tax Free Money Market Fund

9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	2.980	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	2.980	06/15/33	5,800
				15,235
Michigan - 3.0%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.050	12/01/14	1,500
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.980	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,890	3.050	05/01/12	3,890
State of Michigan General Obligation Unlimited Notes	5,000	4.500	09/29/06	5,050
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	2,130	2.980	09/15/09	2,130
				14,570
Missouri - 3.5%
Missouri Development Finance Board Revenue Bonds, weekly demand (Ê)	600	2.980	12/01/33	600
University of Missouri Revenue Bonds, weekly demand (Ê)	16,800	2.980	11/01/32	16,800
				17,400
Montana - 0.4%
Billings Montana Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.990	12/01/14	1,900
Nevada - 1.3%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,290	2.980	07/01/12	2,290
Nevada Housing Division Revenue Bonds, weekly demand (Ê) (µ)	1,165	3.080	10/01/30	1,165
Nevada Housing Division Revenue Bonds, weekly demand (Ê) (µ)	1,200	3.080	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.080	10/15/33	1,900
				6,555
New Hampshire - 1.3%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.000	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.030	06/01/32	4,500
				6,400
New Jersey - 7.9%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	2.930	07/01/26	800
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)	6,800	3.060	03/01/13	6,800
New Jersey State Transit Corp. Certificate of Participation, weekly demand (Ê)(µ)	11,315	2.750	09/15/15	11,315
New Jersey Transportation Trust Fund Authority Revenue Bonds, weekly demand (Ê)(µ)	17,095	3.060	06/15/13	17,095
State of New Jersey General Obligation, Ltd. Notes	3,200	4.000	06/23/06	3,221
				39,231
New York - 14.6%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	2.940	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	2.940	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.060	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,500	2.970	03/01/34	2,500
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.940	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,235	2.930	11/01/22	4,235

Tax Free Money Market Fund

10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	12,600	2.960	11/01/22	12,600
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,990	2.970	11/01/22	4,990
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	2.970	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.060	11/15/22	4,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	6,200	2.940	04/01/22	6,200
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	17,300	2.950	04/01/22	17,300
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.050	02/15/21	1,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,000	3.000	05/15/33	2,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	7,200	3.000	11/15/33	7,200
				72,285
North Carolina - 2.5%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,000	2.970	07/01/16	2,000
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	5,110	2.970	07/01/29	5,110
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	2.980	05/01/21	1,000
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,475	2.970	01/01/31	2,475
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)	1,600	3.030	11/01/32	1,600
				12,185
Ohio - 1.6%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	6,600	3.070	06/01/16	6,600
Ohio State University Revenue Bonds, weekly demand (Ê)	1,300	2.970	06/01/35	1,300
				7,900
Oklahoma - 1.0%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.020	08/01/18	5,000
Oregon - 1.0%
State of Oregon General Obligation Unlimited Notes	5,000	4.500	11/27/06	5,068
Pennsylvania - 1.3%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.020	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.020	06/01/29	1,700
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, weekly demand (æ)	2,350	5.750	01/01/22	2,380
				6,580
Rhode Island - 2.0%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	3.000	09/01/43	9,675
South Carolina - 0.5%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,205	2.970	01/01/23	1,205
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,470	2.970	02/15/28	1,470
				2,675

Tax Free Money Market Fund

11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
South Dakota - 1.0%
South Dakota Housing Development Authority Revenue Bonds	5,000	4.500	12/15/06	5,053
Tennessee - 1.4%
City of Memphis Tennessee Revenue Bonds, annual demand (Ê)(µ)	2,995	3.070	12/01/11	2,995
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	2.990	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.130	01/01/30	3,095
				6,840
Texas - 9.9%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	2.990	12/01/14	1,400
Bell County Health Facility Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	165	3.000	08/15/31	165
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	3,200	3.080	08/15/35	3,200
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/06	1,004
City of San Antonio Texas Revenue Bonds	1,500	6.375	02/01/06	1,509
Lower Neches Valley Authority Revenue Bonds, weekly demand (Ê)	1,000	2.830	02/15/17	1,000
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.000	01/01/16	1,200
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.000	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.030	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.030	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,025	2.970	12/01/16	4,025
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	3.020	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,085	3.020	06/01/34	4,085
State of Texas General Obligation Unlimited Notes	16,300	4.500	08/31/06	16,479
Strategic Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	5,000	3.190	01/01/10	5,000
				49,067
Utah - 2.1%
County of Weber Utah Revenue Bonds, weekly demand (Ê)	1,300	3.000	02/15/32	1,300
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.040	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.000	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.110	07/01/33	6,000
				10,250
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.000	12/01/25	1,200
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.020	06/15/26	1,500
Washington - 1.0%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.070	07/01/18	1,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,975	3.100	08/01/26	3,975
				4,975

Tax Free Money Market Fund

12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
West Virginia - 0.6%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.000	12/01/25	3,000
Wisconsin - 1.3%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	2.990	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,250	3.030	05/01/34	3,250
				6,250
Total Short-Term Tax-Exempt Obligations (cost $492,282)				492,282
Total Investments - 99.6% (identified cost $492,282)(†)				492,282
Other Assets and Liabilities, Net - 0.4%				1,732
Net Assets - 100%				494,014

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Quality Ratings as a % of Value

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value

General Obligation	25%
Education Revenue	12
Transportation Revenue	12
Housing Revenue	11
Electricity & Power Revenue	11
Healthcare Revenue	9
Utility Revenue	3
Industrial Revenue/Pollution Control Revenue	3
Airport Revenue	3
Bond Bank	3
Other	3
Public Agency	2
Stadium Revenue	1
Student Loan Revenue	1
Pre-refunded/Escrow to Maturity Bonds	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

14

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2005 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedules of Investments

15

SSgA

Money Market Funds

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2005. This Quarterly Report reports on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of November 30, 2005, $3,217,671 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report

16

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

17

MMQR-11/05

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2005

SSgA Funds
Institutional Money Market Funds

Quarterly Report

November 30, 2005 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
US Treasury Money Market Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 26.3%
United States Treasury Bills	300,000	3.730	01/19/06	298,477
United States Treasury Bills	100,000	3.730	01/26/06	99,420
Total United States Treasury (amortized cost $397,897)				397,897
Total Investments - 26.3% (amortized cost $397,897)				397,897

Repurchase Agreements - 74.0%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $60,000 dated November 30, 2005 at 3.940% to be repurchased at $60,007 on December 1, 2005, collateralized by: $46,123 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with Banc of America Securities LLC and The Bank of New York Co, Inc. (Tri-Party) of $60,000 dated November 30, 2005 at 3.940% to be repurchased at $60,007 on December 1, 2005, collateralized by: $59,226 par United States Treasury Obligations, valued at $61,201	60,000
Agreement with BNP Paribas and The Bank of New York Co, Inc. (Tri-Party) of $60,000 dated November 30, 2005 at 3.970% to be repurchased at $60,007 on December 1, 2005, collateralized by: $45,606 par United States Treasury Obligations, valued at $61,201	60,000
Agreement with Credit Suisse First Boston LLC and JP Morgan Chase & Co. (Tri-Party) of $60,000 dated November 30, 2005 at 3.970% to be repurchased at $60,007 on December 1, 2005, collateralized by: $43,455 par United States Treasury Obligations, valued at $61,205	60,000
Agreement with Deutsche Bank AG and The Bank of New York Co, Inc. (Tri-Party) of $345,000 dated November 30, 2005 at 3.960% to be repurchased at $345,038 on December 1, 2005, collateralized by: $277,001 par United States Treasury Obligations, valued at $351,900	345,000
Agreement with Goldman Sachs and The Bank of New York Co, Inc. (Tri-Party) of $60,000 dated November 30, 2005 at 3.850% to be repurchased at $60,006 on December 1, 2005, collateralized by: $61,058 par United States Treasury Obligations, valued at $61,200	60,000
Agreement with HSBC Securities and JP Morgan Chase & Co. (Tri-Party) of $60,000 dated November 30, 2005 at 3.950% to be repurchased at $60,007 on December 1, 2005, collateralized by: $88,970 par United States Treasury Obligations, valued at $61,202	60,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $9,873 dated November 30, 2005 at 3.950% to be repurchased at $9,874 on December 1, 2005, collateralized by: $11,866 par United States Treasury Obligations, valued at $10,072	9,873
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $345,000 dated November 30, 2005 at 3.950% to be repurchased at $345,038 on December 1, 2005, collateralized by: $284,755 par United States Treasury Obligations, valued at $351,900	345,000

US Treasury Money Market Fund

3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Warburg LLC and JP Morgan Chase & Co. (Tri-Party) of $60,000 dated November 30, 2005 at 3.890% to be repurchased at $60,006 on December 1, 2005, collateralized by: $62,464 par United States Treasury Obligations, valued at $61,201	60,000
Total Repurchase Agreements (identified cost $1,119,873)	1,119,873
Total Investments and Repurchase Agreements - 100.3% (cost $1,517,770)(†)	1,517,770
Other Assets and Liabilities, Net - (0.3%)	(4,772)
Net Assets - 100.0%	1,512,998

See accompanying notes which are an integral part of the schedules of investments.

US Treasury Money Market Fund

4

SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 20.0%
American Express Credit Corp. (Ê)	100,000	4.199	12/19/05	100,004
American Express Credit Corp. (Ê)	65,000	4.050	08/08/06	65,000
American Express Credit Corp. (Ê)	65,000	4.160	09/27/06	65,000
American Honda Finance Corp. (Ê)	60,000	4.292	05/12/06	60,000
American Honda Finance Corp. (Ê)	27,000	4.260	08/08/06	27,000
Bank of America Corp. (Ê)	248,000	4.065	03/14/06	248,001
Bank of America Corp. (Ê)	50,000	4.060	06/07/06	50,000
Barclays Bank PLC (Ê)	100,000	4.028	12/02/05	100,000
Eli Lilly Services, Inc. (Ê)	50,000	4.059	12/29/06	50,000
General Electric Capital Corp. (Ê)	40,000	4.190	12/09/06	40,000
General Electric Capital Corp. (Ê)	40,000	4.240	12/15/06	40,000
Goldman Sachs Group, Inc. (Ê)	100,000	4.140	02/21/06	100,000
Goldman Sachs Group, Inc. (Ê)	25,000	4.160	02/22/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	4.140	02/23/06	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	4.170	08/14/06	30,000
Goldman Sachs Group, Inc. (Ê)	48,000	4.170	10/02/06	48,000
HBOS Treasury Services PLC (Ê)	55,000	4.109	12/26/06	55,000
JP Morgan Chase & Co. (Ê)	55,000	4.500	05/17/06	55,047
Merrill Lynch & Co., Inc. (Ê)	50,000	4.200	03/17/06	50,015
Merrill Lynch & Co., Inc. (Ê)	80,000	4.120	01/04/07	80,000
Morgan Stanley (Ê)	50,000	4.250	03/27/06	50,049
Morgan Stanley (Ê)	50,000	4.143	04/17/06	50,000
Morgan Stanley (Ê)	38,000	4.143	07/10/06	38,000
Morgan Stanley (Ê)	50,000	4.150	12/15/06	50,000
Morgan Stanley (Ê)	80,000	4.120	01/04/07	80,000
National City Bank, Ohio (Ê)	75,000	4.040	02/09/06	74,998
Northern Rock PLC (Ê)	100,000	4.100	11/03/06	100,000
SunTrust Banks, Inc. (Ê)	90,000	3.769	12/12/05	89,999
Toyota Motor Credit (Ê)	75,000	4.040	04/24/06	75,000
Toyota Motor Credit (Ê)	75,500	3.864	06/12/06	75,524
Wells Fargo & Co. (Ê)	100,000	4.050	01/03/07	100,000
Total Corporate Bonds & Notes (amortized cost $2,121,637)				2,121,637
Domestic Certificates of Deposit - 4.3%
First Tennessee Bank NA	230,000	4.040	12/06/05	230,000
Washington Mutual Bank	76,000	4.040	12/05/05	76,000
Washington Mutual Bank	75,000	4.030	12/12/05	75,000
Washington Mutual Bank (Ê)	80,000	4.134	03/20/06	80,000
Total Domestic Certificates of Deposit (amortized cost $461,000)				461,000
Eurodollar Certificates of Deposit - 10.5%
ABN-AMRO Bank NV	75,000	3.470	12/07/05	75,000
Barclays Bank PLC	150,000	4.040	12/05/05	150,000
Credit Agricole Indosuez	30,000	3.505	12/30/05	29,998
Credit Agricole Indosuez	55,000	4.050	03/23/06	54,972
HBOS Treasury Services PLC	200,000	4.260	01/31/06	200,000
Royal Bank of Scotland	150,000	4.255	01/31/06	150,001
Royal Bank of Scotland	154,000	4.280	01/31/06	154,000

Prime Money Market Fund

5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Societe Generale	99,000	4.010	12/13/05	99,000
Unicredito Italiano SpA	200,000	4.260	01/31/06	200,000
Total Eurodollar Certificates of Deposit (amortized cost $1,112,971)				1,112,971
Domestic Commercial Paper - 12.8%
Amstel Funding Corp.	100,000	4.410	05/02/06	98,138
Emerald Notes	110,000	4.070	12/14/05	109,838
Emerald Notes	211,000	4.160	01/18/06	209,830
Fairway Finance Corp. (Ê)	100,000	4.065	02/13/06	99,997
Falcon Asset Securitization Corp.	101,390	4.030	12/05/05	101,345
General Electric Capital Corp.	200,000	3.975	12/13/05	199,735
Park Granada LLC	155,000	4.060	12/12/05	154,808
Park Granada LLC	100,000	4.200	01/31/06	99,288
Saint Germain Holdings, Ltd.	75,000	4.260	01/26/06	74,503
Surrey Funding Corp.	75,000	4.220	01/18/06	74,578
Surrey Funding Corp.	133,510	4.220	01/19/06	132,743
Total Domestic Commercial Paper (amortized cost $1,354,803)				1,354,803
Foreign Commercial Paper - 11.5%
ANZ Banking Group Ltd.	60,000	4.245	01/30/06	59,576
Bank of Ireland	175,000	3.510	12/09/05	174,864
Bank of Ireland	100,000	4.240	01/25/06	99,352
Dexia Delaware LLC (Ê)	150,000	4.250	01/31/06	148,920
Macquarie Bank, Ltd. (Ê)	83,000	4.139	07/18/06	82,995
Nordea North America, Inc.	100,000	4.220	01/23/06	99,379
Santander Finance (Delaware), Inc.	113,750	4.220	01/23/06	113,043
Skandinaviska Enskilda Banken (Ê)	110,000	4.129	01/19/06	110,000
Skandinaviska Enskilda Banken (Ê)	50,000	4.180	11/28/06	49,995
Societe Generale	191,768	3.520	12/30/05	191,224
Svenska Handelsbanken	95,000	4.340	03/27/06	93,671
Total Foreign Commercial Paper (amortized cost $1,223,019)				1,223,019
Domestic Time Deposits - 3.5%
SunTrust Banks, Inc.	200,000	4.000	12/01/05	200,000
Wachovia Bank NA	169,172	4.000	12/01/05	169,172
Total Domestic Time Deposits (amortized cost $369,172)				369,172
United States Government Agencies - 3.3%
Fannie Mae (Ê)	70,000	3.850	03/15/06	69,983
Fannie Mae (Ê)	120,000	3.970	09/07/06	119,993
Federal Home Loan Mortgage Corp.	91,220	3.976	01/09/06	90,147
Federal Home Loan Mortgage Corp.	71,844	3.850	03/21/06	71,045
Total United States Government Agencies (amortized cost $351,168)				351,168

Prime Money Market Fund

6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - 21.9%
BNP Paribas SA (Ê)	125,000	4.089	06/21/06	124,978
Calyon (Ê)	125,000	4.018	07/05/06	124,977
Canadian Imperial Bank Corp.	69,000	3.750	06/14/06	68,996
Credit Suisse First Boston	250,000	4.015	12/13/05	250,000
Deutsche Bank AG	300,000	4.040	12/13/05	300,000
Dexia Credit Local, New York (Ê)	150,000	4.030	10/03/06	149,975
Fortis Bank	75,000	4.040	12/05/05	75,000
Fortis Funding LLC (Ê)	76,450	4.020	01/06/06	76,447
HSBC Bank USA	100,000	3.430	12/05/05	100,000
HSBC Bank USA	100,000	3.500	12/13/05	100,000
Landesbank Hessen-Thuringen	100,000	4.250	01/25/06	100,000
Lloyds Bank PLC	175,000	4.250	01/31/06	175,000
Nordea Bank Finland PLC	100,000	3.470	12/07/05	100,000
Royal Bank of Canada	100,000	4.040	12/13/05	100,000
Societe Generale (Ê)	25,000	4.150	03/30/06	24,998
Toronto Dominion Bank	28,000	3.740	06/19/06	27,998
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	300,000	4.040	12/13/05	300,000
Unicredito Italiano SpA	75,000	4.010	12/13/05	75,000
Total Yankee Certificates of Deposit (amortized cost $2,323,369)				2,323,369
Total Investments - 87.8% (amortized cost $9,317,139)				9,317,139

Repurchase Agreements - 12.3%
Agreement with Banc of America Securities LLC and The Bank of New York, Inc. (Tri-Party) of $283,000 dated on November 30, 2005, at 4.040% to be repurchased at $283,032 on December 1, 2005, collateralized by: $324,301 par various United States Government Agency Obligations, valued at $288,660	283,000
Agreement with Countrywide Securities Corp. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated on November 30, 2005, at 4.020% to be repurchased at $100,011 on December 1, 2005, collateralized by: $103,815 par various United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Credit Suisse First Boston LLC and JP Morgan Chase Bank (Tri-Party) of $125,000 dated on November 30, 2005, at 4.162% to be repurchased at $125,014 on December 1, 2005, collateralized by: $297,390 par various Corporate Obligations, valued at $127,500	125,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $155,000 dated on November 30, 2005, at 4.113% to be repurchased at $155,018 on December 1, 2005, collateralized by: $162,787 par various Corporate Obligations, valued at $158,100	155,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase Bank (Tri-Party) of $175,000 dated on November 30, 2005, at 4.103% to be repurchased at $175,020 on December 1, 2005, collateralized by: $183,250 par various Municipal Obligations, valued at $182,000	175,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase Bank (Tri-Party) of $62,000 dated on November 30, 2005 at 4.123% to be repurchased at $62,007 on December 1, 2005, collateralized by: 2,608 shares various Equity Securities, valued at $65,105	62,000

Prime Money Market Fund

7

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase Bank (Tri-Party) of $50,000 dated on November 30, 2005, at 4.143% to be repurchased at $50,006 on December 1, 2005, collateralized by: $1,366 par various United States Government Agency Obligations, valued at $52,705	50,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $150,000 dated November 30, 2005, at 4.163% to be repurchased at $150,017 on December 1, 2005, collateralized by: $158,824 par various Corporate Obligations, valued at $153,000	150,000
Agreement with UBS Warburg LLC and JP Morgan Chase Bank (Tri-Party) of $200,000 dated November 3, 2005, at 4.030% to be repurchased at $200,896 on December 13, 2005, collateralized by: $205,182 par various United States Government Agency Obligations, valued at $204,005	200,000
Total Repurchase Agreements (identified cost $1,300,000)	1,300,000
Total Investments and Repurchase Agreements - 100.1% (cost $10,617,139)(†)	10,617,139
Other Assets and Liabilities, Net - (0.1%)	(6,602)
Net Assets - 100.0%	10,610,537

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund

8

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2005 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments

9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2005. This Quarterly Report reports on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On August 25, 2003, the Funds' Class T prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report, there are no Class T shares outstanding for the SSgA US Treasury Money Market Fund.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of November 30, 2005, $25,124,965 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report

10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

11

IMMQR-11/05

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2005

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.0%
Asset-Backed Securities - 61.8%
Access Group, Inc. (Ê) Series 2003-A Class A1 4.630% due 04/25/33	3,891	3,948
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 4.391% due 10/25/35	4,000	4,000
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 5.391% due 02/25/34	3,000	3,019
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 4.881% due 07/25/32	1,808	1,819
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 4.941% due 09/25/33	3,000	3,031
Series 2004-W2 Class M2 5.441% due 04/25/34	4,000	4,051
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 5.020% due 04/15/33	3,478	3,493
Centex Home Equity (Ê) Series 2002-D Class M1 5.261% due 12/25/32	2,830	2,841
Chase Credit Card Master Trust (Ê) Series 2004-1 Class A 4.150% due 05/15/09	5,120	5,119
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 5.091% due 11/25/31	1,907	1,911
CNH Equipment Trust (Ê) Series 2002-B Class A4 4.480% due 04/15/08	2,794	2,797
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 5.391% due 12/25/33	2,700	2,719
Fremont Home Loan Trust (Ê) Series 2005-1 Class 2A1 4.291% due 06/25/35	2,167	2,168
GE Business Loan Trust (Ê)(l) Series 2004-1 Class B 4.820% due 05/15/23	2,705	2,703
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 4.170% due 06/15/10	8,500	8,505

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2005-HE4 Class B2 5.491% due 07/25/35	1,000	984
MBNA Credit Card Master Note Trust (Ê) Series 2002-A4 Class A4 4.230% due 08/17/09	2,000	2,003
Series 2002-A9 Class A9 4.240% due 12/15/09	4,205	4,209
MMCA Automobile Trust (Ê) Series 2002-5 Class B 4.970% due 08/15/09	574	575
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A Class NOTE 4.520% due 10/15/08	4,800	4,806
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 4.260% due 01/15/09	5,000	5,007
Park Place Securities, Inc. (Ê) Series 2005-WCW Class A2A 4.281% due 07/25/35	2,388	2,388
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 4.691% due 06/25/31	3,139	3,142
Series 2002-KS2 Class MII1 4.841% due 04/25/32	1,060	1,062
SLM Student Loan Trust (Ê) Series 2005-7 Class A1 4.200% due 01/25/18	5,000	4,990
Series 2003-B Class A2 4.270% due 03/15/22	4,000	4,050
SMS Student Loan Trust (Ê) Series 1998-A Class A2 4.350% due 07/28/26	1,953	1,949
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 5.111% due 04/25/33	2,000	2,011
Series 2003-BC3 Class M1 5.141% due 04/25/33	5,000	5,023
Series 2003-BC10 Class M2 6.041% due 10/25/33	3,000	3,026
Series 2003-BC13 Class M2 5.941% due 11/25/33	2,700	2,736
Series 2004-4 Class M5 5.641% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 5.491% due 12/25/34	3,811	3,831

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WFS Financial Owner Trust (Ê) Series 2003-3 Class A3B 4.500% due 05/20/08	522	523
		106,879
International Debt - 17.6%
ARMS II (Ê) Series 2004-G3 Class A1A 4.320% due 01/10/35	3,951	3,960
Crusade Global Trust (Ê) Series 2003-1 Class A 4.350% due 01/17/34	1,321	1,323
Series 2003-2 Class A 4.076% due 09/18/34	3,131	3,134
Granite Mortgages PLC (Ê)
Series 2002-1 Class 1A2 4.334% due 07/20/19	3,880	3,887
Series 2002-2 Class 1A2 4.354% due 01/20/43	4,452	4,460
Medallion Trust (Ê) Series 2002-1G Class A1 4.320% due 04/17/33	2,827	2,826
Permanent Financing PLC (Ê) Series 2004-4 Class 2A 3.904% due 03/10/09	1,500	1,500
Series 2004-5 Class 2A 3.944% due 06/10/11	5,000	5,004
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 4.530% due 08/08/34	1,895	1,899
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 4.015% due 06/05/33	2,437	2,431
		30,424
Mortgage-Backed Securities - 15.6%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.610% due 08/15/36	135,520	2,200
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 4.459% due 06/19/45	4,336	4,336

	Principal Amount ($) or Shares	Market Value $
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1 Class A1 4.291% due 04/16/19	3,826	3,827
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 1.136% due 04/15/38	41,922	1,508
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 4.841% due 07/25/33	1,292	1,293
Series 2004-QS1 Class A2 4.741% due 01/25/34	1,446	1,448
Residential Asset Securitization Trust (Ê)
Series 2003-A8 Class A2 4.541% due 10/25/18	2,711	2,704
Series 2003-A9 Class A3 4.741% due 08/25/33	2,461	2,461
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 4.489% due 06/20/33	98	98
Series 2003-6 Class B1 4.739% due 11/20/33	2,777	2,783
Series 2004-1 Class B1 4.709% due 02/20/34	1,787	1,792
Series 2004-2 Class B2 5.139% due 03/20/34	2,600	2,614
		27,064
Total Long-Term Investments (cost $163,542)		164,367
Short-Term Investments - 5.1%
Federated Investors Prime Cash Obligations Fund	6,150,846	6,151
Goldman Sachs Financial Square Funds - Prime Obligations Fund	2,696,724	2,697
Total Short-Term Investments (cost $8,848)		8,848
Total Investments - 100.1% (identified cost $172,390)		173,215
Other Assets and Liabilities, Net - (0.1%)		(121)
Net Assets - 100.0%		173,094

See accompanying notes which are an integral part of the schedules of investments.

Yield Plus Fund

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 99.0%
Asset-Backed Securities - 16.7%
AMBAC, Inc. Series 2005-HYB Class 3A2A 5.000% due 11/20/25	75	75
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 4.391% due 04/25/34	1,472	1,472
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 4.651% due 11/25/35	2,000	1,997
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 4.631% due 04/25/35	2,500	2,499
Series 2005-HE8 Class M2 4.641% due 11/25/35	1,000	1,000
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 4.150% due 10/15/09	2,000	2,000
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 4.501% due 01/25/33	387	387
Centex Home Equity (Ê) Series 2004-B Class AV1 4.391% due 03/25/34	818	818
Series 2004-D Class AV2 4.531% due 09/25/34	1,355	1,359
Series 2005-D Class M2 4.651% due 10/25/35	2,000	2,001
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 4.501% due 09/25/33	672	673
Series 2004-BC1 Class A1 4.421% due 04/25/34	2,222	2,222
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 4.441% due 09/25/33	605	605
Series 2005-CB5 Class AF1 4.331% due 08/25/35	905	905
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 4.631% due 01/25/36	2,000	2,000
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 4.170% due 06/15/10	1,000	1,001

	Principal Amount ($) or Shares	Market Value $
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	983
GSAMP Trust (Ê) Series 2004-NC1 Class M1 4.741% due 03/25/34	1,885	1,891
Series 2005-HE4 Class B2 5.491% due 07/25/45	1,000	984
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 4.641% due 02/25/36	2,000	2,000
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	180	180
Long Beach Mortgage Loan Trust (Ê) Series 2005-3 Class M2 4.681% due 09/25/35	2,500	2,501
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 4.661% due 06/25/33	2,201	2,209
Series 2005-5 Class A2 4.275% due 12/25/35	2,500	2,500
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	515
Residential Asset Mortgage Products, Inc. Series 2003-RS7 Class AI3 3.680% due 09/25/27	252	251
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	993
Series 2004-KS3 Class A2B2 4.401% due 04/25/34	1,647	1,653
Series 2005-KS1 Class M2 4.631% due 11/25/35	1,000	1,000
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 4.441% due 02/25/34	562	562
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 4.731% due 04/25/35	2,500	2,493
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 5.641% due 04/25/34	1,600	1,600
Series 2004-8 Class A12 4.341% due 09/25/34	260	260
Series 2004-9 Class A6 4.431% due 10/25/34	1,454	1,456
Series 2005-5 Class A2 4.281% due 06/25/35	1,567	1,567

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,926
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	517
Series 2005-WF2 Class A1 4.271% due 05/25/35	1,659	1,658
Toyota Motor Credit Corp. 4.400% due 10/01/08	100	99
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	250	247
		51,059
Corporate Bonds and Notes - 14.1%
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	108
Aetna, Inc. 7.875% due 03/01/11	35	39
Affiliated Computer Services, Inc. 5.200% due 06/01/15	150	137
Alabama Power Co. 5.700% due 02/15/33	50	51
Alcoa, Inc. 7.375% due 08/01/10	180	197
Alliant Energy Resources, Inc. 7.000% due 12/01/11	24	26
Allstate Corp. (The) 7.200% due 12/01/09 5.550% due 05/09/35	115 85	124 81
Amerada Hess Corp. 7.300% due 08/15/31	200	228
American Express Credit Corp. 5.300% due 12/02/15	50	50
American General Finance Corp. 3.875% due 10/01/09	30	29
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	100
AmerUs Group Co. 5.950% due 08/15/15	60	59
Amgen, Inc. 4.000% due 11/18/09	120	116
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11 6.500% due 05/01/42	85 100	89 112
Anthem, Inc. 6.800% due 08/01/12	100	108
Apache Corp. 6.250% due 04/15/12	35	38

	Principal Amount ($) or Shares	Market Value $
Aramark Services, Inc. 5.000% due 06/01/12	150	144
Archer-Daniels-Midland Co. 7.125% due 03/01/13 7.000% due 02/01/31	50 100	56 116
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Arizona Public Service Co. 6.375% due 10/15/11	85	90
AT&T Broadband 8.375% due 03/15/13	175	202
Atlantic Richfield Co. 5.900% due 04/15/09	100	104
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	135
BAC Capital Trust V 5.625% due 03/08/35	150	143
Bank of America Corp. 7.800% due 02/15/10	400	441
7.400% due 01/15/11	300	330
4.750% due 08/01/15	200	193
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	43
Bank One Corp. 4.125% due 09/01/07	250	247
Bank One NA Series BKNT 5.500% due 03/26/07	125	126
BB&T Corp. 4.750% due 10/01/12	75	73
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	100	103
2.875% due 07/02/08	50	47
BellSouth Corp. 6.000% due 10/15/11	200	207
Belo Corp. 7.125% due 06/01/07	36	37
Berkshire Hathaway Finance Corp. 4.125% due 01/15/10	200	195
4.850% due 01/15/15	150	146
Black & Decker Corp. 7.125% due 06/01/11	50	53
Boeing Capital Corp. 6.500% due 02/15/12	200	215
Boston Properties, LP 6.250% due 01/15/13	100	104
Boston Scientific Corp. 6.250% due 11/15/35	40	41
Bristol-Myers Squibb Co. 5.750% due 10/01/11	150	154
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	98

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	108
Campbell Soup Co. 5.875% due 10/01/08	30	31
6.750% due 02/15/11	50	54
5.000% due 12/03/12	50	49
Cardinal Health, Inc. 6.750% due 02/15/11	65	69
Carolina Power & Light Co. 5.250% due 12/15/15	70	69
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	50
4.625% due 06/01/15	200	192
Cendant Corp. 6.250% due 03/15/10	100	102
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	57
Centex Corp. 5.250% due 06/15/15	100	94
CenturyTel, Inc. 7.875% due 08/15/12	50	55
Charter One Bank NA 6.375% due 05/15/12	50	53
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	107
CIT Group, Inc. 5.750% due 09/25/07	150	152
4.750% due 08/15/08	100	100
7.750% due 04/02/12	175	198
Citigroup, Inc. 4.125% due 02/22/10	325	315
4.625% due 08/03/10	300	295
5.625% due 08/27/12	300	308
4.700% due 05/29/15	325	313
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	51
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	154
6.125% due 08/15/11	150	159
Comcast Cable Communications 6.875% due 06/15/09	300	315
Comcast Corp. 6.500% due 01/15/15	250	262
ConAgra Foods, Inc. 6.750% due 09/15/11	175	187
Consolidated Edison Co. of New York 5.375% due 12/15/15	75	75
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	128

	Principal Amount ($) or Shares	Market Value $
Consumers Energy Co. Series B 5.375% due 04/15/13	200	197
Coors Brewing Co. 6.375% due 05/15/12	80	84
Countrywide Home Loans, Inc. Series MTNK 5.500% due 02/01/07	240	241
COX Communications, Inc. 3.875% due 10/01/08	100	96
7.125% due 10/01/12	110	117
5.500% due 10/01/15	50	48
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
6.125% due 11/15/11	200	210
4.875% due 01/15/15	250	241
CRH America, Inc. 6.950% due 03/15/12	100	108
CSX Corp. 6.750% due 03/15/11	150	161
Cytec Industries, Inc. 5.500% due 10/01/10	25	24
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	292
Deere & Co. 7.850% due 05/15/10	32	36
Deluxe Corp. 5.000% due 12/15/12	50	41
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	24
Dominion Resources, Inc. 5.950% due 06/15/35	100	96
Dow Chemical Co. (The) 5.750% due 12/15/08	200	205
DTE Energy Co. Series A 6.650% due 04/15/09	63	66
Duke Capital LLC 5.500% due 03/01/14	200	198
Duke Energy Corp. 5.300% due 10/01/15	100	101
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	160
Electronic Data Systems Corp. 7.125% due 10/15/09	75	79
Emerson Electric Co. 5.000% due 12/15/14	100	100
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	300	297
EOP Operating, LP 7.750% due 11/15/07	200	210

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ERP Operating, LP 6.625% due 03/15/12	75	80
Exelon Corp. 5.625% due 06/15/35	85	78
Exelon Generation Co. LLC 6.950% due 06/15/11	100	107
Federated Department Stores, Inc. 6.625% due 04/01/11	50	53
7.450% due 07/15/17	75	84
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	96
First Data Corp. 3.375% due 08/01/08	200	191
First Union National Bank Series BKNT 7.800% due 08/18/10	200	224
Firstar Bank NA 7.125% due 12/01/09	210	227
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	210
Series C 7.375% due 11/15/31	200	230
FleetBoston Financial Corp. 4.875% due 12/01/06	60	60
3.850% due 02/15/08	150	147
6.700% due 07/15/28	100	111
Florida Power & Light Co. 4.850% due 02/01/13	380	377
Ford Motor Credit Co. 6.625% due 06/16/08	260	242
5.700% due 01/15/10	300	263
7.000% due 10/01/13	650	575
Gannett Co., Inc. 6.375% due 04/01/12	100	104
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	476
Genentech, Inc. 4.750% due 07/15/15	100	96
General Dynamics Corp. 4.250% due 05/15/13	60	57
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	258
4.875% due 10/21/10	75	75
5.875% due 02/15/12	250	262
6.750% due 03/15/32	650	747
General Electric Co. 5.000% due 02/01/13	200	198

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc. 3.875% due 11/30/07	50	49
6.000% due 02/15/12	64	67
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	85	81
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 4.500% due 06/15/10	250	244
5.000% due 10/01/14	800	779
6.125% due 02/15/33	100	102
GTE North, Inc. Series D 6.900% due 11/01/08	150	155
Harrah's Operating Co., Inc. 7.500% due 01/15/09	170	180
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	50
Hartford Life, Inc. 7.375% due 03/01/31	30	36
Health Care REIT, Inc. (ö) 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	100	99
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.750% due 03/15/32	110	120
Home Depot, Inc. 3.750% due 09/15/09	100	96
Hospitality Properties Trust 5.125% due 02/15/15	100	95
HSBC Finance Corp. 6.875% due 03/01/07	100	102
4.750% due 04/15/10	150	148
8.000% due 07/15/10	150	167
6.375% due 08/01/10	80	84
5.250% due 01/14/11	200	199
6.750% due 05/15/11	250	269
7.000% due 05/15/12	100	109
5.250% due 04/15/15	200	198
International Business Machines Corp. 5.375% due 02/01/09	150	152
5.875% due 11/29/32	150	155

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Lease Finance Corp. 4.350% due 09/15/08	365	358
5.125% due 11/01/10	300	298
International Paper Co. 4.250% due 01/15/09	150	145
John Deere Capital Corp. 3.900% due 01/15/08	100	98
Series MTND 4.500% due 08/25/08	100	99
7.000% due 03/15/12	50	55
Johnson & Johnson 3.800% due 05/15/13	90	84
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	239
JPMorgan Chase & Co. 5.250% due 05/30/07	200	201
7.875% due 06/15/10	200	222
Kellogg Co. 2.875% due 06/01/08	50	48
Series B 7.450% due 04/01/31	50	61
Key Bank National Association Series BKNT 7.000% due 02/01/11	125	135
KFW International Finance Series DTC 4.750% due 01/24/07	500	500
Kimberly-Clark Corp. 5.625% due 02/15/12	100	104
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.125% due 03/15/12	53	58
7.400% due 03/15/31	100	113
Kinder Morgan, Inc. 6.500% due 09/01/12	145	153
Knight Ridder, Inc. 5.750% due 09/01/17	50	44
Kraft Foods, Inc. 5.625% due 11/01/11	150	153
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	195
Lennar Corp. 5.950% due 03/01/13	50	50
Lockheed Martin Corp. 8.500% due 12/01/29	110	148
Lowe's Cos., Inc. 8.250% due 06/01/10	85	96
Lubrizol Corp. 6.500% due 10/01/34	100	102
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99

	Principal Amount ($) or Shares	Market Value $
Mack-Cali Realty, LP 7.250% due 03/15/09	50	53
Marathon Oil Corp. 6.800% due 03/15/32	100	113
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	79
Masco Corp. 5.875% due 07/15/12	75	76
May Department Stores Co. (The) 4.800% due 07/15/09	100	99
MBNA America Bank NA 6.625% due 06/15/12	150	162
McDonald's Corp. Series MTNG 5.375% due 04/30/07	75	76
Mellon Funding Corp. 6.375% due 02/15/10	150	158
Merck & Co., Inc. 4.375% due 02/15/13	75	71
6.400% due 03/01/28	50	53
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	200	197
6.000% due 02/17/09	100	103
6.875% due 11/15/18	100	113
Metlife, Inc. 5.375% due 12/15/12	46	46
5.700% due 06/15/35	100	98
MGIC Investment Corp. 5.375% due 11/01/15	25	25
Monsanto Co. 4.000% due 05/15/08	45	44
Morgan Stanley 5.800% due 04/01/07	300	303
4.000% due 01/15/10	100	96
6.600% due 04/01/12	200	214
5.300% due 03/01/13	100	100
4.750% due 04/01/14	200	190
7.250% due 04/01/32	100	118
Motorola, Inc. 8.000% due 11/01/11	125	143
National City Bank of Indiana 4.250% due 07/01/18	100	90
National City Corp. 6.875% due 05/15/19	100	112
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	278
NB Capital Trust IV 8.250% due 04/15/27	65	70

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
New England Telephone & Telegraph 7.875% due 11/15/29	100	110
News America Holdings 9.250% due 02/01/13	50	61
News America, Inc. 6.625% due 01/09/08	100	103
Nisource Finance Corp. 6.150% due 03/01/13	100	104
Norfolk Southern Corp. 7.800% due 05/15/27	67	83
7.250% due 02/15/31	70	84
Northrop Grumman Corp. 7.125% due 02/15/11	150	164
Occidental Petroleum Corp. 7.375% due 11/15/08	100	107
Oncor Electric TXU 6.375% due 05/01/12	100	105
7.000% due 05/01/32	100	111
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	287
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	107
7.375% due 12/15/14	155	171
8.625% due 02/01/22	75	92
Pepco Holdings, Inc. 6.450% due 08/15/12	100	105
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	65
Pfizer, Inc. 3.300% due 03/02/09	75	72
Pharmacia Corp. 6.600% due 12/01/28	100	113
Philip Morris, Inc. 7.200% due 02/01/07	110	112
Pitney Bowes, Inc. 4.625% due 10/01/12	75	73
PNC Funding Corp. 7.500% due 11/01/09	100	109
Popular North America, Inc. 4.700% due 06/30/09	85	84
PPL Energy Supply LLC 5.400% due 08/15/14	100	99
Praxair, Inc. 6.375% due 04/01/12	70	75
Procter & Gamble - Esop Series A 9.360% due 01/01/21	100	129
Procter & Gamble Co. 4.750% due 06/15/07	50	50
6.875% due 09/15/09	30	32

	Principal Amount ($) or Shares	Market Value $
Progress Energy, Inc. 5.850% due 10/30/08	100	102
7.100% due 03/01/11	75	81
Prologis 5.500% due 03/01/13	40	40
Protective Life Secured Trust 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	93
PSI Energy, Inc. 7.850% due 10/15/07	40	42
5.000% due 09/15/13	100	98
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	102
Public Service Electric & Gas 5.000% due 08/15/14	300	295
Pulte Homes, Inc. 7.875% due 08/01/11	80	88
Radian Group, Inc. 5.625% due 02/15/13	50	50
Raytheon Co. 7.000% due 11/01/28	100	115
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	100	101
Rohm & Haas Co. 7.850% due 07/15/29	50	63
Safeco Corp. 4.875% due 02/01/10	75	74
Sanwa Bank, Ltd. 7.400% due 06/15/11	150	165
Sara Lee Corp. 6.250% due 09/15/11	50	51
SBC Communications, Inc. 4.125% due 09/15/09	200	193
Sempra Energy 7.950% due 03/01/10	80	88
Simon Property Group, LP 6.375% due 11/15/07	60	61
5.100% due 06/15/15	80	77
SLM Corp. Series MTNA 4.500% due 07/26/10	50	49
Series MTN 5.125% due 08/27/12	100	99
Series MTNA 5.000% due 10/01/13	150	147
Southern California Edison Co. 5.000% due 01/15/14	100	99

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	140	140
Sprint Capital Corp. 6.900% due 05/01/19	500	546
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	111
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	185
Supervalu, Inc. 7.500% due 05/15/12	35	37
Swiss Bank Corp. New York 7.000% due 10/15/15	150	172
Tampa Electric Co. 6.375% due 08/15/12	85	90
Target Corp. 7.500% due 08/15/10	120	133
6.350% due 11/01/32	100	111
Temple-Inland, Inc. 7.875% due 05/01/12	35	38
Textron Financial Corp. 5.875% due 06/01/07	50	51
6.000% due 11/20/09	95	98
Thermo Electron Corp. 5.000% due 06/01/15	75	73
Time Warner Entertainment Co., LP Series* 8.375% due 07/15/33	330	398
Time Warner, Inc. 6.875% due 05/01/12	220	236
Tosco Corp. 8.125% due 02/15/30	200	267
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	102
TXU Energy Co. LLC 7.000% due 03/15/13	200	212
Tyson Foods, Inc. 8.250% due 10/01/11	75	84
Unilever Capital Corp. 7.125% due 11/01/10	175	191
Union Oil Co. of California 5.050% due 10/01/12	35	35
7.500% due 02/15/29	35	44
Union Pacific Corp. 6.125% due 01/15/12	200	210
Union Planters Bank NA 5.125% due 06/15/07	70	70
United Technologies Corp. 6.100% due 05/15/12	175	185
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	121

	Principal Amount ($) or Shares	Market Value $
US Bancorp Series MTNN 5.100% due 07/15/07	100	100
USA Education Corp. Series MTNA 5.625% due 04/10/07	40	40
Valero Energy Corp. 6.875% due 04/15/12	125	136
Verizon 6.500% due 09/15/11	100	102
Verizon Global Funding Corp. 6.875% due 06/15/12	140	151
4.375% due 06/01/13	350	329
Verizon Wireless Capital LLC 5.375% due 12/15/06	135	136
Virginia Electric and Power Co. Series A 5.375% due 02/01/07	165	166
Wachovia Corp. 5.500% due 08/01/35	100	95
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	213
4.750% due 08/15/10	175	173
7.250% due 06/01/13	200	226
Washington Mutual, Inc. 5.625% due 01/15/07	175	176
4.375% due 01/15/08	150	148
Waste Management, Inc. 7.375% due 08/01/10	125	136
Wells Fargo & Co. 4.200% due 01/15/10	50	49
4.625% due 08/09/10	150	148
Wells Fargo Bank NA 6.450% due 02/01/11	300	319
Wells Fargo Capital I 7.960% due 12/15/26	200	213
Weyerhaeuser Co. 5.950% due 11/01/08	80	82
6.750% due 03/15/12	200	211
Wyeth 6.950% due 03/15/11	225	242
Zions Bancorporation 6.000% due 09/15/15	25	26
		43,036
International Debt - 6.7%
Abbey National PLC 7.950% due 10/26/29	80	101
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	48

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Alcan, Inc. 4.500% due 05/15/13	100	95
America Movil SA de CV 4.125% due 03/01/09	200	194
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	107
Apache Finance Canada Corp. 7.750% due 12/15/29	45	58
ARMS II (Ê) Series 2004-G3 Class A1A 4.320% due 01/10/35	3,951	3,960
Asian Development Bank 4.875% due 02/05/07	300	301
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	90
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	147
BSCH Issuances, Ltd. 7.625% due 09/14/10	100	111
Burlington Resources Finance Co. 7.200% due 08/15/31	100	120
Canada Government International Bond 5.250% due 11/05/08	100	102
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	40	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	152
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	56
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	84
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	64
3.375% due 02/15/08	100	97
Chile Government International Bond 6.875% due 04/28/09	100	106
5.500% due 01/15/13	65	67
Deutsche Telekom International Finance BV (Ê) (Step Up, 8.750%, 12/15/05) 8.250% due 06/15/30	200	251
Diageo Capital PLC 7.250% due 11/01/09	150	162
Egypt Government AID Bonds 4.450% due 09/15/15	500	486

	Principal Amount ($) or Shares	Market Value $
Eksportfinans A/S 4.750% due 12/15/08	75	75
European Investment Bank 4.625% due 03/01/07	425	425
Series GLOB 3.125% due 10/15/07	400	390
3.000% due 06/16/08	100	96
4.625% due 05/15/14	150	150
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	350	391
Granite Mortgages PLC (Ê) Series 2003-3 Class 1A2 4.294% due 01/20/24	712	712
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	225	243
Hydro Quebec Series GH 8.250% due 04/15/26	150	204
Inter-American Development Bank 4.375% due 09/20/12	175	171
7.000% due 06/15/25	300	361
International Bank for Reconstruction & Development 7.625% due 01/19/23	100	130
8.875% due 03/01/26	100	144
International Finance Corp. 3.750% due 06/30/09	130	127
Israel Government International Bond 4.625% due 06/15/13	60	58
Italy Government International Bond 5.625% due 06/15/12	355	372
4.500% due 01/21/15	300	291
6.875% due 09/27/23	500	592
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	111
Kreditanstalt fuer Wiederaufbau 3.250% due 03/30/09	200	192
4.375% due 07/21/15	200	193
Landwirtschaftliche Rentenbank 4.125% due 07/15/08	150	148
Series 3 4.875% due 03/12/07	100	100
Series 4 3.375% due 11/15/07	140	136
Malaysia Government International Bond 7.500% due 07/15/11	125	140

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mexico Government International Bond 9.875% due 02/01/10	400	471
8.375% due 01/14/11	300	342
6.375% due 01/16/13	150	158
5.875% due 01/15/14	200	206
6.625% due 03/03/15	100	108
MTR Corp. 7.500% due 02/04/09	80	86
Nordic Investment Bank 3.875% due 06/15/10	100	97
Norsk Hydro ASA 7.250% due 09/23/27	50	61
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	190
PanCanadian Petroleum, Ltd 6.300% due 11/01/11	100	106
Permanent Financing PLC (Ê) Series 2002-1 Class 3A 3.959% due 12/10/07	2,000	1,999
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	90
Petrobras International Finance Co. 9.750% due 07/06/11	200	236
Poland Government International Bond 6.250% due 07/03/12	85	91
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	41
Province of Ontario 5.500% due 10/01/08	200	205
5.125% due 07/17/12	150	154
Province of Quebec Canada 5.750% due 02/15/09	250	257
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	300	298
5.000% due 10/01/14	100	99
Royal KPN NV 8.000% due 10/01/10	150	167
Scottish Power PLC 5.810% due 03/15/25	100	100
South Africa Government International Bond 7.375% due 04/25/12	150	166
Sumitomo Bank International NV 8.500% due 06/15/09	70	78
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	98
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49

	Principal Amount ($) or Shares	Market Value $
Telecom Italia Capital SA 4.000% due 01/15/10	250	238
5.250% due 10/01/15	200	194
Telefonica Europe BV 7.750% due 09/15/10	125	137
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	98
TELUS Corp. 7.500% due 06/01/07	100	103
Thomson Corp. (The) 6.200% due 01/05/12	100	106
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	93
Transocean, Inc. 7.500% due 04/15/31	100	124
Tyco International Group SA 6.875% due 01/15/29	150	160
		20,466
Mortgage-Backed Securities - 38.0%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	247
Banc of America Large Loan (Ê)(l) Series 2003-BBA Class A2 4.320% due 11/15/15	955	956
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.400% due 03/25/35	450	441
Series 2005-I Class 2A2 4.892% due 10/25/35	4,456	4,415
Bank of America Alternative Loan Trust Series 2005-9 Class 2CB1 6.000% due 10/25/35	2,950	2,944
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	464	464
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 4.311% due 02/25/35	1,153	1,153
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	1,641	1,669
Series 1999-C1 Class A2 7.030% due 06/15/31	3,000	3,167
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31	376	378
Fannie Mae 30 Year TBA (Ï) 5.000%	1,000	962

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
6.000	% due 2009	1,002	1,018
6.000	% due 2011	17	18
6.000	% due 2013	500	511
5.500	% due 2014	19	19
6.500	% due 2014	672	693
7.500	% due 2015	75	79
6.000	% due 2016	139	142
6.500	% due 2016	735	760
6.000	% due 2017	5	5
4.500	% due 2018	2,209	2,143
5.000	% due 2018	2,364	2,334
5.500	% due 2018	483	486
4.000	% due 2019	1,304	1,238
4.500	% due 2019	2,729	2,644
5.500	% due 2019	241	243
8.000	% due 2023	1	1
5.000	% due 2024	1,981	1,925
5.500	% due 2024	1,861	1,848
9.000	% due 2025	562	615
9.000	% due 2026	5	5
7.500	% due 2027	221	233
6.000	% due 2028	22	22
6.000	% due 2029	8	8
7.000	% due 2029	5	6
6.000	% due 2030	15	15
7.500	% due 2030	6	7
8.000	% due 2031	147	157
8.500	% due 2031	51	55
6.500	% due 2032	664	682
4.500	% due 2033	906	849
5.500	% due 2033	3,628	3,582
6.000	% due 2033	959	966
5.000	% due 2034	1,678	1,619
5.500	% due 2034	2,792	2,755
4.500	% due 2035	999	933
5.000	% due 2035	1,491	1,434
5.500	% due 2035	3,244	3,197
Freddie Mac 30 Year TBA (Ï) 5.000%		2,500	2,404
Freddie Mac Gold 7.000% due 2009		109	112
9.000	% due 2010	23	24
6.000	% due 2011	3	3
8.000	% due 2011	6	6
7.000	% due 2012	144	149
7.000	% due 2013	1,323	1,374
6.000	% due 2016	188	192
7.000	% due 2016	237	246
4.500	% due 2019	600	581
5.000	% due 2019	5,171	5,098
5.500	% due 2019	1,426	1,433

		Principal Amount ($) or Shares	Market Value $
4.500	% due 2020	1,000	969
8.500	% due 2025	1	1
7.000	% due 2028	671	701
7.500	% due 2028	383	404
6.500	% due 2029	224	230
7.000	% due 2030	9	9
7.000	% due 2031	206	215
6.500	% due 2032	716	733
6.000	% due 2033	304	307
6.500	% due 2033	720	737
7.000	% due 2033	440	459
5.000	% due 2034	7,514	7,244
6.000	% due 2034	5,076	5,117
5.500	% due 2035	6,803	6,711
Ginnie Mae I 30 Year TBA (Ï) 5.500%		2,000	1,992
6.000%		3,500	3,552
8.000	% due 2008	8	8
8.000	% due 2012	165	176
10.000	% due 2013	5	5
10.000	% due 2014	1	1
7.500	% due 2022	1	2
7.000	% due 2023	187	197
7.500	% due 2023	2	2
6.500	% due 2024	4	4
7.500	% due 2024	67	71
8.500	% due 2025	16	17
7.500	% due 2027	15	15
6.500	% due 2028	49	52
7.000	% due 2028	32	34
7.500	% due 2028	53	57
8.500	% due 2028	46	49
7.500	% due 2029	13	14
8.000	% due 2029	35	39
8.500	% due 2029	4	4
7.500	% due 2030	58	61
8.000	% due 2030	105	111
8.500	% due 2030	51	55
7.000	% due 2031	279	292
6.500	% due 2032	235	243
7.000	% due 2032	530	557
7.500	% due 2032	23	24
5.000	% due 2033	2,234	2,189
6.500	% due 2033	533	554
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1 Class A1(l) 4.291% due 04/16/19		3,061	3,061
Series 2004-CBX Class A3 4.184% due 01/12/37		2,000	1,936

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2002-CIB Class A2 5.161% due 10/12/37	3,000	2,991
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 05/15/25	2,960	3,257
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,879
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	747
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	196
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	398
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,443
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,927
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.557% due 03/25/35	441	433
		116,147
United States Government Agencies - 9.2%
Fannie Mae 2.375% due 02/15/07	1,000	973
5.750% due 02/15/08	1,000	1,022
6.000% due 05/15/08	1,250	1,288
4.400% due 07/28/08	2,000	1,979
4.625% due 06/01/10	1,000	982
7.125% due 06/15/10	1,000	1,095
4.250% due 08/15/10	700	684
6.125% due 03/15/12	600	641
4.625% due 10/15/14	1,200	1,180
5.000% due 04/15/15	1,000	1,007
Principal Only STRIP Zero coupon due 10/09/19	700	330
7.250% due 05/15/30	500	647
Federal Farm Credit Bank 4.250% due 10/10/08 500 494 4.125% due 07/17/09	1,000	979
Federal Home Loan Bank System 3.800% due 12/29/06	500	495
4.000% due 06/13/07	500	494
4.150% due 07/05/07	1,000	991
3.875% due 08/22/08	1,500	1,467

	Principal Amount ($) or Shares	Market Value $
4.875% due 08/16/10	500	497
4.250% due 11/02/10	1,000	976
5.250% due 06/18/14	200	205
4.750% due 09/11/15	1,000	981
Freddie Mac 3.800% due 12/27/06	500	495
4.250% due 06/23/08	1,000	984
4.625% due 08/22/08	500	496
3.875% due 01/12/09	500	487
4.375% due 03/01/10	700	687
4.125% due 07/12/10	1,200	1,168
5.000% due 10/18/10	1,000	993
4.750% due 12/08/10	1,000	993
4.375% due 07/17/15	1,000	959
6.750% due 03/15/31	650	797
6.250% due 07/15/32	750	871
		28,337
United States Government Treasuries - 14.3%
United States Treasury Notes 3.000% due 12/31/06	630	620
4.000% due 04/15/10	500	491
4.500% due 11/15/10	13,600	13,644
4.125% due 05/15/15	500	484
4.250% due 08/15/15	200	196
4.500% due 11/15/15	9,200	9,202
8.750% due 05/15/20	4,000	5,650
7.625% due 11/15/22	4,300	5,696
6.250% due 08/15/23	1,500	1,755
6.250% due 05/15/30	3,750	4,542
5.375% due 02/15/31	1,500	1,648
		43,928
Total Long-Term Investments (cost $304,559)		302,973
Short-Term Investments - 17.7%
Barton Capital Corp. (ç)(ÿ) 4.020% due 12/06/05	10,000	9,994
Fannie Mae 4.050% due 08/14/06	500	498
Federated Investors Prime Cash Obligations Fund	4,000,183	4,000
Giro Balanced Funding (ç)(ÿ) 4.010% due 12/02/05	2,000	2,000
4.130% due 12/19/05	6,000	5,988
Giro Multi Funding Corp. (ç)(ÿ) 4.070% due 12/14/05	3,000	2,996
Kittyhawk Funding (ç)(ÿ) 4.090% due 12/20/05	8,000	7,983

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Nieuw Amsterdam Receivables (ç)(ÿ) 4.020% due 12/02/05	6,000	5,999
Park Granada LLC (ç)(ÿ) 4.120% due 12/21/05	7,000	6,984
United States Treasury Bills (ç)(ÿ)(§) 3.746% due 12/01/05	200	200
United States Treasury Notes 3.500% due 11/15/06	550	545
Yorktown Capital, LLC (ç)(ÿ) 4.090% due 12/19/05	7,000	6,986
Total Short-Term Investments (cost $54,175)		54,173
Total Investments - 116.7% (identified cost $358,734)		357,146
Other Assets and Liabilities, Net - (16.7%)		(51,220)
Net Assets - 100.0%		305,926

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury Bonds expiration date 12/05 (30)	3,368	(5)
United States Treasury 2 Year Notes expiration date 03/06 (178)	36,507	(20)
United States Treasury 5 Year Notes expiration date 12/05 (60)	6,367	2
United States Treasury 10 Year Notes expiration date 12/05 (40)	4,349	(22)
expiration date 03/06 (25)	2,713	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(46)

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 101.3%
Asset-Backed Securities - 17.5%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 4.391% due 04/25/34	491	491
Asset-Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 4.631% due 04/25/35	1,500	1,499
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 4.150% due 10/15/09	1,000	1,000
Centex Home Equity (Ê) Series 2004-B Class AV1 4.391% due 03/25/34	273	273
Series 2004-D Class AV2 4.531% due 09/25/34	1,478	1,482
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 4.461% due 04/25/32	783	783
Series 2003-BC3 Class A2 4.501% due 09/25/33	735	735
Series 2004-BC1 Class A1 4.421% due 04/25/34	671	671
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 4.441% due 09/25/33	202	202
Series 2004-CB2 Class AV3 4.501% due 09/25/33	877	877
Daimler Chrysler Auto Trust Series 2002-A Class A4 4.490% due 10/06/08	181	181
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	251
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 4.631% due 01/25/36	1,500	1,500
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 4.170% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 4.741% due 03/25/34	788	791
Series 2005-HE4 Class B2 5.491% due 07/25/45	500	492

	Principal Amount ($) or Shares	Market Value $
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	125	125
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 4.661% due 06/25/33	367	368
Series 2003-4 Class A2 4.511% due 07/25/33	604	605
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 4.401% due 04/25/34	549	551
Series 2005-KS1 Class M2 4.631% due 11/25/35	500	500
Series 2005-KS1 Class M4 4.800% due 12/25/35	1,580	1,580
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 4.461% due 03/25/35	984	985
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 4.441% due 02/25/34	187	187
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 4.731% due 04/25/35	1,500	1,496
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 5.641% due 04/25/34	65	65
Series 2004-8 Class A12 4.341% due 09/25/34	74	74
Series 2004-9 Class A6 4.431% due 10/25/34	969	970
Series 2005-5 Class A2 4.281% due 06/25/35	940	940
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	642
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	173
Series 2005-WF2 Class A1 4.271% due 05/25/35	996	995
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	50
		22,034
Corporate Bonds and Notes - 25.4%
Affiliated Computer Services, Inc. 5.200% due 06/01/15	100	92
Aflac, Inc. 6.500% due 04/15/09	17	18

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Alcoa, Inc. 7.375% due 08/01/10	130	142
Alliant Energy Resources, Inc. 7.000% due 12/01/11	16	17
Allstate Corp. (The) 7.200% due 12/01/09	90	97
6.125% due 02/15/12	72	76
Amerada Hess Corp. 7.375% due 10/01/09	100	108
6.650% due 08/15/11	100	107
American Express Co. 3.750% due 11/20/07	40	39
4.875% due 07/15/13	30	29
American General Finance Corp. 3.875% due 10/01/09	120	115
Series MTNH 5.375% due 10/01/12	190	191
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	75
AmerUs Group Co. 5.950% due 08/15/15	40	40
Amgen, Inc. 4.000% due 11/18/09	80	77
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	100
Apache Corp. 6.250% due 04/15/12	20	21
Aramark Services, Inc. 5.000% due 06/01/12	100	96
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	56
Archstone-Smith Operating Trust 5.000% due 08/15/07	10	10
3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	53
AT&T Broadband 8.375% due 03/15/13	250	289
Atlantic Richfield Co. 5.900% due 04/15/09	100	104
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	88
Bank of America Corp. 5.250% due 02/01/07	15	15
7.400% due 01/15/11	350	385
4.750% due 08/01/15	350	338
Bank of New York Co., Inc. (The) Series MTNE 3.900% due 09/01/07	25	25
6.375% due 04/01/12	30	32

	Principal Amount ($) or Shares	Market Value $
Bank One Corp. 4.125% due 09/01/07	300	296
5.900% due 11/15/11	85	88
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	59
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	25	26
4.000% due 01/31/08	100	98
Belo Corp. 7.125% due 06/01/07	30	31
Berkshire Hathaway Finance Corp. 4.200% due 12/15/10	200	193
4.850% due 01/15/15	100	98
Black & Decker Corp. 7.125% due 06/01/11	30	32
Boeing Capital Corp. 6.500% due 02/15/12	150	162
Boston Properties, LP 6.250% due 01/15/13	30	31
Boston Scientific Corp. 5.500% due 11/15/15	30	30
Bristol-Myers Squibb Co. 5.750% due 10/01/11	120	123
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Campbell Soup Co. 5.875% due 10/01/08	25	26
6.750% due 02/15/11	60	64
Capital One Bank Series BKNT 4.875% due 05/15/08	50	50
Cardinal Health, Inc. 6.750% due 02/15/11	40	43
Carolina Power & Light Co. 5.250% due 12/15/15	70	69
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	192
Cendant Corp. 6.250% due 03/15/10	100	102
7.375% due 01/15/13	20	22
CenterPoint Energy Resources Corp. 7.750% due 02/15/11	100	111
Centex Corp. 5.250% due 06/15/15	100	94
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	27
Charter One Bank NA 6.375% due 05/15/12	25	27
Cigna Corp. 7.400% due 05/15/07	33	34

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cincinnati Gas & Electric 5.700% due 09/15/12	20	20
Cingular Wireless LLC 5.625% due 12/15/06	25	25
CIT Group, Inc. 7.375% due 04/02/07	25	26
5.750% due 09/25/07	100	101
4.250% due 02/01/10	100	97
7.750% due 04/02/12	125	142
Citigroup, Inc. 4.125% due 02/22/10	300	290
4.625% due 08/03/10	200	197
5.625% due 08/27/12	250	257
4.700% due 05/29/15	300	289
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	101
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 5.250% due 05/15/07	100	101
4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	42
Comcast Cable Communications 6.200% due 11/15/08	100	103
6.750% due 01/30/11	34	36
Comcast Corp. 6.500% due 01/15/15	50	52
ConAgra Foods, Inc. 6.750% due 09/15/11	100	107
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	77
Consolidated Natural Gas Co. Series C
6.250% due 11/01/11	125	131
Constellation Energy Group, Inc. 6.350% due 04/01/07	14	14
6.125% due 09/01/09	80	82
Consumers Energy Co. 5.150% due 02/15/17	100	95
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	37
Countrywide Home Loans, Inc. Series MTNK 5.500% due 02/01/07	175	176
5.625% due 05/15/07	30	30
COX Communications, Inc. 7.750% due 11/01/10	100	108
7.125% due 10/01/12	50	53

	Principal Amount ($) or Shares	Market Value $
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	249
6.125% due 11/15/11	200	210
4.875% due 01/15/15	200	193
CSX Corp. 6.750% due 03/15/11	100	107
Cytec Industries, Inc. 5.500% due 10/01/10	25	24
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	200	195
7.750% due 01/18/11	14	15
Deluxe Corp. 5.000% due 12/15/12	25	21
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	24
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	30
Series B 6.250% due 06/30/12	70	73
Dover Corp. 4.875% due 10/15/15	25	24
5.375% due 10/15/35	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	103
DTE Energy Co. Series A 6.650% due 04/15/09	35	37
Duke Energy Corp. 6.250% due 01/15/12	75	79
Duke Energy Field Services LLC 6.875% due 02/01/11	40	43
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	39
6.875% due 10/15/09	115	122
Electronic Data Systems Corp. 7.125% due 10/15/09	60	63
Eli Lilly & Co. 6.000% due 03/15/12	100	105
Energy East Corp. 6.750% due 06/15/12	55	59
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	99
EOP Operating, LP 7.750% due 11/15/07	150	157
ERP Operating, LP 6.625% due 03/15/12	40	43
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	53

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Exelon Generation Co. LLC 6.950% due 06/15/11	95	102
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	67
First Data Corp. 5.625% due 11/01/11	50	50
Firstar Bank NA 7.125% due 12/01/09	200	216
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	230
FleetBoston Financial Corp. 4.875% due 12/01/06	15	15
Florida Power & Light Co. 4.850% due 02/01/13	225	223
Ford Motor Credit Co. 6.625% due 06/16/08	240	224
5.700% due 01/15/10	400	351
7.000% due 10/01/13	500	442
FPL Group Capital, Inc. 6.125% due 05/15/07	16	16
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 4.125% due 06/15/08	100	98
6.375% due 04/01/12	45	47
Genentech, Inc. 4.750% due 07/15/15	100	96
General Dynamics Corp. 4.250% due 05/15/13	40	38
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	258
4.625% due 09/15/09	125	124
5.875% due 02/15/12	700	733
6.000% due 06/15/12	450	471
General Mills, Inc. 6.000% due 02/15/12	96	100
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	62
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	53
5.250% due 04/01/13	100	100
Goldman Sachs Group, LP 5.000% due 10/01/14	800	779

	Principal Amount ($) or Shares	Market Value $
Goodrich Corp. 7.625% due 12/15/12	30	34
Harrah's Operating Co., Inc. 7.125% due 06/01/07	5	5
7.500% due 01/15/09	150	159
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	35	35
Health Care REIT, Inc. (ö) 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	100	99
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.625% due 07/15/11	70	75
Home Depot, Inc. 3.750% due 09/15/09	50	48
Honeywell Inc. 7.000% due 03/15/07	21	22
Hospitality Properties Trust 5.125% due 02/15/15	100	95
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	337
HSBC Finance Corp. 5.750% due 01/30/07	50	50
6.875% due 03/01/07	100	102
6.400% due 06/17/08	175	181
4.750% due 04/15/10	100	99
8.000% due 07/15/10	150	167
6.375% due 08/01/10	85	89
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	40	40
International Business Machines Corp. 5.375% due 02/01/09	150	152
International Lease Finance Corp. 4.350% due 09/15/08	35	34
6.375% due 03/15/09	50	52
5.125% due 11/01/10	200	199
International Paper Co. 6.750% due 09/01/11	130	137
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	55
5.100% due 01/15/13	150	151
Johnson & Johnson 3.800% due 05/15/13	30	28
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	77

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. 5.250% due 05/30/07	50	50
7.875% due 06/15/10	150	166
6.750% due 02/01/11	175	187
Kellogg Co. 2.875% due 06/01/08	100	95
Key Bank National Association Series BKNT 7.000% due 02/01/11	100	108
KFW International Finance Series DTC 4.750% due 01/24/07	650	650
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	109
Kinder Morgan, Inc. 6.500% due 09/01/12	80	85
Kohl's Corp. 6.300% due 03/01/11	10	11
Kraft Foods, Inc. 5.250% due 06/01/07	100	101
5.625% due 11/01/11	60	61
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	98
4.500% due 07/26/10	100	98
Lennar Corp. 7.625% due 03/01/09	55	59
Lincoln National Corp. 5.250% due 06/15/07	35	35
Lowe's Cos., Inc. 8.250% due 06/01/10	30	34
Lubrizol Corp. 5.875% due 12/01/08	100	102
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	49
5.250% due 09/04/12	45	45
Mack-Cali Realty, LP 7.250% due 03/15/09	50	53
Marathon Oil Corp. 5.375% due 06/01/07	75	75
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	79
Masco Corp. 5.875% due 07/15/12	95	96
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
MBNA America Bank NA 7.125% due 11/15/12	40	44
MBNA Corp. 6.250% due 01/17/07	150	152

	Principal Amount ($) or Shares	Market Value $
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	101
Mellon Funding Corp. 6.375% due 02/15/10	100	105
Merck & Co., Inc. 4.375% due 02/15/13	75	71
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	400	394
Metlife, Inc. 5.375% due 12/15/12	75	76
MGIC Investment Corp. 5.375% due 11/01/15	25	25
Monsanto Co. 4.000% due 05/15/08	30	29
7.375% due 08/15/12	10	11
Morgan Stanley 5.800% due 04/01/07	400	405
4.000% due 01/15/10	250	240
5.300% due 03/01/13	250	249
Motorola, Inc. 8.000% due 11/01/11	100	115
National City Bank 4.625% due 05/01/13	135	130
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	205
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings 9.250% due 02/01/13	10	12
News America, Inc. 6.625% due 01/09/08	50	52
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	80
Nisource Finance Corp. 7.875% due 11/15/10	36	40
Occidental Petroleum Corp. 7.375% due 11/15/08	50	53
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	101
Pacific Gas & Electric Co. 3.600% due 03/01/09	200	191
Pacificorp 6.900% due 11/15/11	40	44

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	107
8.000% due 11/15/11	95	106
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pfizer, Inc. 3.300% due 03/02/09	75	72
PHH Corp. 7.125% due 03/01/13	50	53
Pitney Bowes, Inc. 4.625% due 10/01/12	45	44
PNC Funding Corp. 7.500% due 11/01/09	50	54
Popular North America, Inc. 4.700% due 06/30/09	75	74
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	49
Praxair, Inc. 6.375% due 04/01/12	50	53
Procter & Gamble Co. 4.750% due 06/15/07	150	150
Progress Energy, Inc. 5.850% due 10/30/08	100	102
Prologis 5.500% due 03/01/13	50	50
Protective Life Secured Trust 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	99
PSEG Power LLC 5.500% due 12/01/15	100	98
PSI Energy, Inc. 7.850% due 10/15/07	60	63
Public Service Co. of Colorado 7.875% due 10/01/12	90	104
Public Service Electric & Gas 5.000% due 08/15/14	100	98
Pulte Homes, Inc. 7.875% due 08/01/11	40	44
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	65
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	65	66
Sara Lee Corp. 6.250% due 09/15/11	60	62
SBC Communications, Inc. 4.125% due 09/15/09	100	96

	Principal Amount ($) or Shares	Market Value $
Sempra Energy 7.950% due 03/01/10	80	88
Simon Property Group, LP 6.375% due 11/15/07	120	123
7.125% due 02/09/09	20	21
SLM Corp. Series MTN 5.125% due 08/27/12	50	50
Series MTNA 5.625% due 04/10/07	55	55
4.500% due 07/26/10	100	98
5.000% due 10/01/13	100	98
Southern California Edison Co. 5.000% due 01/15/14	30	30
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	100	100
Sprint Capital Corp. 6.375% due 05/01/09	90	93
7.625% due 01/30/11	59	65
8.375% due 03/15/12	250	289
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	50
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	106
Swiss Bank Corp. New York 7.000% due 10/15/15	100	114
Tampa Electric Co. 6.375% due 08/15/12	90	96
Target Corp. 7.500% due 08/15/10	150	166
Textron Financial Corp. 5.875% due 06/01/07	40	40
6.000% due 11/20/09	50	52
Thermo Electron Corp. 5.000% due 06/01/15	50	48
Time Warner, Inc. 6.875% due 05/01/12	200	215
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	102
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	26
TXU Energy Co. LLC 7.000% due 03/15/13	250	265
Tyson Foods, Inc. 8.250% due 10/01/11	75	84
UFJ Bank, Ltd. 7.400% due 06/15/11	120	132

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Unilever Capital Corp. 7.125% due 11/01/10	75	82
Union Oil Co. of California 5.050% due 10/01/12	50	51
Union Pacific Corp. 5.750% due 10/15/07	200	203
Union Planters Bank NA 5.125% due 06/15/07	50	50
United Technologies Corp. 6.100% due 05/15/12	90	95
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	121
US Bancorp Series MTNN 5.100% due 07/15/07	20	20
Series MTNP 4.500% due 07/29/10	200	196
UST, Inc. 6.625% due 07/15/12	50	52
USX Corp. 6.850% due 03/01/08	20	21
Valero Energy Corp. 6.875% due 04/15/12	100	109
Verizon 6.500% due 09/15/11	50	51
Verizon Global Funding Corp. Series* 6.125% due 06/15/07	100	102
6.875% due 06/15/12	65	70
7.375% due 09/01/12	50	56
4.375% due 06/01/13	300	282
Verizon Wireless Capital LLC 5.375% due 12/15/06	100	100
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	48
Vornado Realty, LP 5.625% due 06/15/07	20	20
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	196
Wachovia Corp. 6.400% due 04/01/08	20	21
5.625% due 12/15/08	35	36
Wal-Mart Stores, Inc. 6.875% due 08/10/09	300	320
4.750% due 08/15/10	135	134
Washington Mutual Bank 5.125% due 01/15/15	100	96
Washington Mutual, Inc. 5.625% due 01/15/07	150	151
8.250% due 04/01/10	30	33

	Principal Amount ($) or Shares	Market Value $
Waste Management, Inc. 7.375% due 08/01/10	125	136
WellPoint Health Networks 6.375% due 01/15/12	30	32
WellPoint, Inc. 6.800% due 08/01/12	50	54
Wells Fargo Bank NA 6.450% due 02/01/11	635	674
Weyerhaeuser Co. 6.125% due 03/15/07	99	100
6.750% due 03/15/12	50	53
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62
Wyeth 6.950% due 03/15/11	150	161
Zions Bancorporation 5.500% due 11/16/15	50	50
		31,921
International Debt - 9.7%
ACE, Ltd. 6.000% due 04/01/07	100	101
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	47
America Movil SA de CV 4.125% due 03/01/09	150	145
Amvescap PLC 5.900% due 01/15/07	42	42
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	54
ARMS II (Ê) Series 2004-G3 Class A1A 4.320% due 01/10/35	1,580	1,584
Asian Development Bank 4.875% due 02/05/07	250	251
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	101
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	31
Burlington Resources Finance Co. 5.600% due 12/01/06	75	75
Canada Government International Bond 5.250% due 11/05/08	75	77
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	56

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	75	74
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	98
Chile Government International Bond 5.625% due 07/23/07	50	51
6.875% due 04/28/09	100	106
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	73
8.500% due 06/15/10 (Ê)	10	11
5.250% due 07/22/13	100	99
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	108
Egypt Government AID Bonds 4.450% due 09/15/15	500	486
Eksportfinans A/S 4.750% due 12/15/08	75	75
EnCana Corp. 6.300% due 11/01/11	50	53
European Investment Bank 4.625% due 03/01/07	500	500
Series GLOB 3.125% due 10/15/07	250	244
3.000% due 06/16/08	200	193
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
Finland Government International Bond 4.750% due 03/06/07	115	115
France Telecom SA 7.750% due 03/01/11	300	335
Granite Mortgages PLC (Ê) Series 2003-3 Class 1A2 4.294% due 01/20/24	427	427
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	21
HSBC Holdings PLC 7.500% due 07/15/09	150	162
Hydro Quebec Series IF 8.000% due 02/01/13	85	101
Inter-American Development Bank 6.625% due 03/07/07	125	128
4.375% due 09/20/12	320	313

	Principal Amount ($) or Shares	Market Value $
International Finance Corp. 4.750% due 04/30/07	100	100
3.750% due 06/30/09	20	20
Israel Government International Bond 4.625% due 06/15/13	100	96
Italy Government International Bond 5.625% due 06/15/12	525	550
4.500% due 01/21/15	300	291
Korea Development Bank 4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	100
Kreditanstalt fuer Wiederaufbau 4.375% due 07/21/15	200	194
Landwirtschaftliche Rentenbank Series 3 4.875% due 03/12/07	100	100
Series 4 3.375% due 11/15/07	150	146
4.125% due 07/15/08	125	123
Malaysia Government International Bond 7.500% due 07/15/11	110	123
Mexico Government International Bond 4.625% due 10/08/08	50	50
9.875% due 02/01/10	190	224
8.375% due 01/14/11	205	234
7.500% due 01/14/12	50	56
5.875% due 01/15/14	100	103
MTR Corp. 7.500% due 02/04/09	60	64
National Australia Bank, Ltd. 6.600% due 12/10/07	36	37
National Westminster Bank PLC 7.375% due 10/01/09	80	87
Nordic Investment Bank 3.875% due 06/15/10	100	97
Oesterreichische Kontrollbank AG 5.125% due 03/20/07	125	126
2.375% due 06/16/08	50	47
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	72
Petrobras International Finance Co. 9.750% due 07/06/11	100	118
Poland Government International Bond 6.250% due 07/03/12	50	53
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of New Brunswick 3.500% due 10/23/07	50	49
Province of Ontario 3.625% due 10/21/09	300	288
5.125% due 07/17/12	50	51

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Province of Quebec 7.000% due 01/30/07	100	102
5.750% due 02/15/09	100	103
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	28
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	197
Royal KPN NV 8.000% due 10/01/10	100	111
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	110	122
SMBC International Finance NV 8.500% due 06/15/09	60	67
South Africa Government International Bond 7.375% due 04/25/12	115	128
Stora Enso OYJ 7.375% due 05/15/11	5	5
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	98
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49
Telecom Italia Capital SA 4.000% due 01/15/10	100	95
4.950% due 09/30/14	200	191
Telefonica Europe BV 7.750% due 09/15/10	150	165
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	98
TELUS Corp. 7.500% due 06/01/07	100	103
Thomson Corp. (The) 6.200% due 01/05/12	100	106
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Group SA 6.000% due 11/15/13	150	153
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		12,218
Mortgage-Backed Securities - 10.9%
Banc of America Large Loan (Ê)(l) Series 2003-BBA Class A2 4.320% due 11/15/15	239	239
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.400% due 03/25/35	450	441
Series 2005-I Class 2A2 4.892% due 10/25/35	1,004	995

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	348
Series 2002-TOP Class X2 (l) Interest Only STRIP 0.775% due 10/15/36	4,045	80
Series 2002-TOP Class A2 6.460% due 10/15/36	315	334
Series 2004-T14 Class A4 5.200% due 01/12/41	750	745
Series 2004-PWR Class A5 4.978% due 07/11/42	500	488
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 4.311% due 02/25/35	576	576
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	712	751
Commercial Mortgage Pass Through Certificates Series 1999-1 Class A1 6.145% due 05/15/32	63	63
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3 6.380% due 12/16/35	500	525
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	331
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	1,000	1,028
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	529
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	106	106
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1 Class A1 (l) 4.291% due 04/16/19	1,530	1,531
Series 2001-CIB Class A3 6.260% due 03/15/33	300	315
Series 2004-C1 Class A2 4.302% due 01/15/38	500	479
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	705

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	712
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	1,000	1,014
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	21
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	390
Series 2004-C10 Class A4 4.748% due 02/15/41	500	481
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.557% due 03/25/35	441	433
		13,660
United States Government Agencies - 18.9%
Fannie Mae 2.375% due 02/15/07	1,000	973
4.250% due 07/15/07	1,750	1,738
2.500% due 06/15/08	1,500	1,421
4.400% due 07/28/08	1,000	990
3.250% due 08/15/08	1,000	964
4.625% due 06/01/10	500	491
6.000% due 05/15/11	1,490	1,572
4.375% due 03/15/13	1,000	970
Federal Home Loan Bank System 3.800% due 12/29/06	500	495
3.500% due 01/18/07	1,000	987
4.000% due 06/13/07	1,200	1,186
4.150% due 07/05/07	800	793
4.500% due 08/23/07	500	497
4.000% due 12/14/07	500	493
3.875% due 08/22/08	1,000	978
4.250% due 11/02/10	500	488
5.250% due 06/18/14	800	820
Freddie Mac 3.800% due 12/27/06	500	495
3.800% due 06/28/07	500	495
3.500% due 09/15/07	1,500	1,470
3.250% due 11/02/07	1,000	972
2.750% due 03/15/08	1,000	958
2.750% due 06/23/08	1,000	984
4.375% due 03/01/10	300	295
4.375% due 07/12/10	700	681

	Principal Amount ($) or Shares	Market Value $
4.750% due 12/08/10	500	497
4.750% due 03/21/11	500	520
4.750% due 07/15/14	500	503
		23,726
United States Government Treasuries - 18.9%
United States Treasury Notes 3.000% due 12/31/06	660	650
4.125% due 08/15/08	7,400	7,351
3.875% due 07/15/10	500	488
4.500% due 11/15/10	9,000	9,029
4.250% due 08/15/15	800	782
10.625% due 08/15/15	500	735
4.500% due 11/15/15	4,700	4,701
		23,736
Total Long-Term Investments (cost $128,159)		127,295
Short-Term Investments - 15.2%
Barton Capital Corp. (ç)(ÿ) 4.020% due 12/06/05	4,000	3,998
Fannie Mae (Ê) 2.900% due 02/24/06 4.050% due 08/14/06	1,500 500	1,495 498
Federated Investors Prime Cash Obligations Fund	509,150	509
Giro Balanced Funding Corp. (ç)(ÿ) 4.010% due 12/02/05	1,000	1,000
Kittyhawk Funding (ç)(ÿ) 4.090% due 12/02/05	1,500	1,497
Park Avenue Rec Corp. Yrs 1&2 4.080% due 12/19/05	2,873	2,867
United States Treasury Bills (ç)(ÿ)(§) 3.744% due 12/01/05	150	150
United States Treasury Notes 2.500% due 09/30/06 1,834 1,805 3.500% due 11/15/06	1,876	1,859
Yorktown Capital, LLC (ç)(ÿ) 4.090% due 12/19/05	3,500	3,493
Total Short-Term Investments (cost $19,188)		19,171
Total Investments - 116.5% (identified cost $147,347)		146,466
Other Assets and Liabilities, Net - (16.5%)		(20,746)
Net Assets - 100.0%		125,720

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 03/06 (100)	20,509	(11)
United States Treasury 5 Year Notes expiration date 12/05 (10)	1,061	3
United States Treasury 10 Year Notes expiration date 12/05 (10)	1,087	(4)
expiration date 03/06 (10)	1,085	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(12)

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund

SSgA
High Yield Bond Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 96.5%
Corporate Bonds and Notes - 90.5%
Activant Solutions, Inc. (Ê)(l) 10.054% due 04/01/10	200	205
Advanstar Communications, Inc. 10.750% due 08/15/10	450	496
AES Corp. (The) 8.875% due 02/15/11	300	323
AES Ironwood LLC 8.857% due 11/30/25	508	564
Ahern Rentals, Inc. (l) 9.250% due 08/15/13	450	467
Ahold Finance USA, Inc. 8.250% due 07/15/10	185	200
Allegheny Energy Supply (l) 8.250% due 04/15/12	450	506
Allied Waste North America, Inc. Series B 9.250% due 09/01/12	208	226
7.875% due 04/15/13	235	244
7.250% due 03/15/15	85	86
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	440	451
Ashton Woods USA LLC (l) 9.500% due 10/01/15	320	290
Carriage Services, Inc. 7.875% due 01/15/15	325	332
CCM Merger, Inc. (l) 8.000% due 08/01/13	325	314
Chaparral Energy, Inc. (l) 8.500% due 12/01/15	210	213
Chaparral Steel Co. 10.000% due 07/15/13	400	425
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	159
Chesapeake Energy Corp. 6.875% due 01/15/16	145	146
Cinemark USA, Inc. 9.000% due 02/01/13	415	437
CMS Energy Corp. 6.300% due 02/01/12	275	270
Corrections Corp. of America 6.250% due 03/15/13	520	519
Coventry Health Care, Inc. 6.125% due 01/15/15	375	380
Crown Americas LLC and Crown Americas Capital Corp. (l) 7.750% due 11/15/15	430	439

	Principal Amount ($) or Shares	Market Value $
Crown Cork & Seal Co., Inc. 8.000% due 04/15/23	505	481
CSC Holdings, Inc. Series B 7.625% due 04/01/11	585	582
DaVita, Inc. 7.250% due 03/15/15	625	638
Dex Media, Inc. 8.000% due 11/15/13	755	770
Dobson Cellular Systems 9.875% due 11/01/12	400	443
DR Horton, Inc. 8.500% due 04/15/12	355	380
Dresser-Rand Group, Inc. (l) 7.625% due 11/01/14	501	512
Echostar DBS Corp. 6.375% due 10/01/11	515	498
El Paso Production Holding Co. 7.750% due 06/01/13	805	825
Elizabeth Arden, Inc. 7.750% due 01/15/14	355	356
Emmis Communications Corp. (Ê) 9.745% due 06/15/12	620	621
Equinox Holdings, Inc. 9.000% due 12/15/09	495	509
Ford Motor Co. 7.250% due 10/01/08	100	86
6.500% due 08/01/18	400	271
7.450% due 07/16/31	400	282
Foundation Pennsylvania Coal Co. 7.250% due 08/01/14	480	490
FPL Energy National Wind Portfolio (l) 6.125% due 03/25/19	312	304
General Motors Acceptance Corp. 5.625% due 05/15/09	270	242
6.750% due 12/01/14	840	762
8.000% due 11/01/31	292	286
Georgia-Pacific Corp. 9.375% due 02/01/13	575	645
Giant Industries, Inc. 8.000% due 05/15/14	320	330
Goodman Global Holding Co., Inc. (Ê)(l) 6.410% due 06/15/12	155	153
Graham Packaging Co., Inc. 9.875% due 10/15/14	340	329
GSC Holdings Corp. (l) 8.000% due 10/01/12	500	483
Hanover Compressor Co. 8.625% due 12/15/10	90	95
9.000% due 06/01/14	325	353
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	43

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HCA, Inc. 6.375% due 01/15/15	900	894
7.500% due 11/06/33	160	161
Hornbeck Offshore Services, Inc. Series B 6.125% due 12/01/14	505	497
Host Marriott, LP Series M 7.000% due 08/15/12	275	284
Houghton Mifflin Co. 9.875% due 02/01/13	550	584
Huntsman International LLC Series* 10.125% due 07/01/09	200	206
iPCS, Inc. 11.500% due 05/01/12	260	300
JC Penney Co., Inc. Series MTNA 6.875% due 10/15/15	340	362
Knowledge Learning Corp., Inc. (l) 7.750% due 02/01/15	305	288
L-3 Communications Corp. 7.625% due 06/15/12	40	42
6.125% due 07/15/13	555	543
Lucent Technologies, Inc. 6.450% due 03/15/29	315	272
Lyondell Chemical Co. 10.875% due 05/01/09	550	572
Mac-Gray Corp. (l) 7.625% due 08/15/15	450	458
Magnum Hunter Resources, Inc. 9.600% due 03/15/12	388	420
MGM Mirage 6.750% due 09/01/12	1,000	1,008
Midwest Generation LLC 8.560% due 01/02/16	885	964
Neiman-Marcus Group, Inc. (l) 9.000% due 10/15/15	410	417
Norcraft Cos., LP 9.000% due 11/01/11	550	564
Northwest Airlines, Inc. (Ø) Series 1A-2 6.841% due 04/01/11	475	458
Series 2001-1 Class 1A1 7.041% due 04/01/22	39	38
O'Charleys, Inc. 9.000% due 11/01/13	210	216
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	260	268
Owens-Illinois, Inc. 7.500% due 05/15/10	235	236

	Principal Amount ($) or Shares	Market Value $
Panolam Industries International, Inc. (l) 10.750% due 10/01/13	250	240
Paxson Communications Corp. 10.750% due 07/15/08	540	552
Primedia, Inc. 8.875% due 05/15/11	500	479
8.000% due 05/15/13	250	221
Qwest Communications International, Inc. Series* 7.250% due 02/15/11	200	203
7.500% due 02/15/14 (l)	325	328
Qwest Corp. 7.875% due 09/01/11	125	134
Range Resources Corp. 6.375% due 03/15/15	550	536
Resorts International Hotel and Casino, Inc. 11.500% due 03/15/09	315	349
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	500	490
Roseton/Danskammer Series B 7.670% due 11/08/16	475	476
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	460	486
Sovereign Capital Trust 9.000% due 04/01/27	350	376
Stater Brothers Holdings, Inc. 8.125% due 06/15/12	320	315
Station Casinos, Inc. 6.500% due 02/01/14	525	528
Stewart Enterprises, Inc. (l) 7.250% due 02/15/13	625	598
Sungard Data Systems, Inc. (l) 9.125% due 08/15/13	350	362
10.250% due 08/15/15	325	328
Swift & Co. 12.500% due 01/01/10	300	320
Syniverse Technologies, Inc. (l) 7.750% due 08/15/13	525	532
Tenet Healthcare Corp. 9.875% due 07/01/14	140	140
9.250% due 02/01/15 (l)	295	289
Tenneco, Inc. 8.625% due 11/15/14	370	345
Tesoro Corp. (l) 6.625% due 11/01/15	430	433
Texas Industries, Inc. (l) 7.250% due 07/15/13	350	362

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TRAINS (l) 7.651% due 06/15/15	5,252	5,351
TransDigm, Inc. 8.375% due 07/15/11	385	398
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	575	558
TRW Automotive, Inc. 9.375% due 02/15/13	478	515
TXU Corp. Series P 5.550% due 11/15/14	325	306
UbiquiTel Operating Co. 9.875% due 03/01/11	285	315
UGS Corp. 10.000% due 06/01/12	405	441
United Airlines, Inc. (Ø) 6.071% due 03/01/13	468	455
United States Steel Corp. 9.750% due 05/15/10	365	396
Universal City Florida Holding Co. I (Ê) 9.000% due 05/01/10	100	101
US Oncology, Inc. 9.000% due 08/15/12	480	512
US West Capital Funding, Inc. 6.875% due 07/15/28	400	362
Vail Resorts, Inc. 6.750% due 02/15/14	460	461
Warner Chilcott Corp. (l) 8.750% due 02/01/15	515	469
Waterford Gaming LLC (l) 8.625% due 09/15/12	524	563
Whiting Petroleum Corp. (l) 7.000% due 02/01/14	400	403
Williams Cos., Inc. 8.125% due 03/15/12	240	259
8.750% due 03/15/32	200	227
Williams Scotsman, Inc. (l) 8.500% due 10/01/15	450	464
Wynn Las Vegas LLC 6.625% due 12/01/14	765	739
Xerox Corp. 7.625% due 06/15/13	495	521
		52,751
International Debt - 6.0%
Bowater Canada Finance 7.950% due 11/15/11	445	438

	Principal Amount ($) or Shares	Market Value $
Compton Petroleum Corp. (l) 7.625% due 12/01/13	430	436
Flextronics International, Ltd. 6.250% due 11/15/14	500	491
Hudson Bay Mining & Smelting Co., Ltd. 9.625% due 01/15/12	280	296
Noble Group, Ltd. (l) 6.625% due 03/17/15	525	481
Rhodia SA 8.875% due 06/01/11	310	315
Rogers Cable, Inc. 6.750% due 03/15/15	235	236
Rogers Wireless Communications, Inc. 7.500% due 03/15/15	250	268
Royal Caribbean Cruises, Ltd. 6.875% due 12/01/13	500	525
		3,486
Total Long-Term Investments (cost $56,126)		56,237
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. (Æ) 2010 Warrants	400	18
Total Warrants & Rights (cost $81)		18
Short-Term Investments - 2.3%
Federated Investors Prime Cash Obligations Fund	1,320,516	1,321
Total Short-Term Investments (cost $1,321)		1,321
Total Investments - 98.8% (identified cost $57,528)		57,576
Other Assets and Liabilities, Net - 1.2%		704
Net Assets - 100.0%		58,280

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund

SSgA

Fixed Income Funds

Notes to Schedules of Investments — November 30, 2005 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments

SSgA

Fixed Income Funds

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2005. This Quarterly Report reports on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003, the Class R prospectus became effective for the Bond Market Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of November 30, 2005, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

Federal Income Taxes

As of November 30, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$172,390,669	$359,413,857	$147,392,181	$57,609,823
Gross Tax Unrealized Appreciation	904,886	2,914,094	743,481	619,829
Gross Tax Unrealized Depreciation	(80,797)	(5,182,342)	(1,669,408)	(653,726)
Net Tax Unrealized Appreciation (Depreciation)	$824,089	$(2,268,248)	$(925,927)	$(33,897)

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

There were no Fund transactions in written options contracts for the period ended November 30, 2005.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2005, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund")(a series of the Investment Company not

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from the participating fund are subject to any such distribution or service fee, the Adviser will waive it advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2005, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund. Other affiliated Funds not presented herein invested $25,124,965 in the SSgA Prime Money Market Fund.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2005, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following securities held as of November 30, 2005:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 8.7%
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	135,519,600	1.37	1,850	2,200
GE Business Loan Trust	06/03/04	2,705,272	100.00	2,705	2,703
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	3,825,854	100.00	3,826	3,827
MMCA Wholesale Master Owner Trust	07/29/05	4,800,000	100.04	4,802	4,806
Morgan Stanley Capital I	09/17/03	41,921,760	3.38	1,419	1,508
					15,044
Bond Market Fund - 1.4%
AXA Equitable Life Insurance Co.	10/17/96	115,000	104.49	120	135
Banc of America Large Loan	01/26/05	955,115	100.07	956	956
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	3,060,683	100.00	3,061	3,061
					4,152
Intermediate Fund - 1.5%
Banc of America Large Loan	01/26/05	238,779	100.07	239	239
Bear Stearns Commercial Mortgage Securities	08/02/03	4,045,412	1.98	80	80
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,530,342	100.00	1,530	1,531
					1,850

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
High Yield Bond Fund - 28.9%
Activant Solutions, Inc.	10/06/05	200,000	100.97	202	205
Ahern Rentals, Inc.	08/11/05	450,000	101.57	457	467
Allegheny Energy Supply	03/10/03	450,000	90.69	408	506
Ashton Woods USA LLC	09/16/05	320,000	98.44	315	290
CCM Merger, Inc.	07/14/05	325,000	102.24	332	314
Chaparral Energy, Inc.	11/22/05	210,000	100.00	210	213
Charter Communications Operating LLC	05/18/05	160,000	97.17	155	159
Compton Petroleum Corp.	11/15/05	430,000	99.26	427	436
Crown Americas LLC and Crown Americas Capital Corp.	11/08/05	430,000	100.00	430	439
Dresser-Rand Group, Inc.	10/14/04	501,000	101.79	510	512
FPL Energy National Wind Portfolio	02/16/05	311,648	100.53	313	304
Goodman Global Holding Co., Inc.	12/15/04	155,000	99.01	153	153
GSC Holdings Corp.	09/21/05	500,000	98.71	494	483
Knowledge Learning Corp., Inc.	01/28/05	305,000	100.00	305	288
Mac-Gray Corp.	08/10/05	450,000	101.52	457	458
Neiman-Marcus Group, Inc.	09/28/05	410,000	100.26	411	417
Noble Group, Ltd.	03/10/05	525,000	97.37	511	481
Panolam Industries International, Inc.	09/16/05	250,000	99.35	248	240
Qwest Communications International, Inc.	11/29/05	325,000	102.00	332	328
Stewart Enterprises, Inc.	02/02/05	625,000	99.02	619	598
Sungard Data Systems, Inc.	07/27/05	350,000	102.29	358	362
Sungard Data Systems, Inc.	07/27/05	325,000	103.24	336	328
Syniverse Technologies, Inc.	08/18/05	525,000	101.66	534	532
Tenet Healthcare Corp.	01/25/05	295,000	98.49	291	289
Tesoro Corp.	11/08/05	430,000	100.00	430	433
Texas Industries, Inc.	06/29/05	350,000	103.43	362	362
TRAINS	08/02/05	5,252,439	102.01	5,358	5,351
Warner Chilcott Corp.	01/13/05	515,000	99.99	515	469
Waterford Gaming LLC	06/06/03	524,000	100.00	524	563
Whiting Petroleum Corp.	09/28/05	400,000	100.00	400	403
Williams Scotsman, Inc.	09/20/05	450,000	100.62	453	464
					16,847

Notes to Quarterly Report

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

FIQR-11/05

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

November 30, 2005

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 88.3%
Argentina - 0.3%
Telecom Argentina SA - ADR (Æ)(Ñ)	317,290	4,229
Bermuda - 0.2%
Credicorp, Ltd.	87,769	2,330
Brazil - 10.3%
All America Latina Logistica SA	67,796	2,852
Banco Bradesco SA - ADR (Ñ)	160,535	9,857
Cia de Bebidas das Americas - ADR	101,878	3,891
Cia de Concessoes Rodoviarias	92,500	2,808
Cia Vale do Rio Doce - ADR (Ñ)	801,571	30,331
Cosan SA Industria e Comercio (Æ)	82,948	2,196
Cyrela Brazil Realty SA	261,000	2,902
Diagnosticos da America SA (Æ)	274,553	4,859
EDP - Energias do Brasil SA (Æ)	157,300	1,892
Localiza Rent A Car	479,518	5,136
Lojas Renner SA	195,000	6,549
Petroleo Brasileiro SA - ADR (Ñ)	748,153	46,974
Porto Seguro SA	298,961	3,500
Submarino SA (Æ)	199,780	3,353
Tele Norte Leste Participacoes SA - ADR (Ñ)	211,024	3,925
Tim Participacoes SA - ADR (Ñ)	111,376	2,857
		133,882
Chile - 0.2%
Inversiones Aguas Metropolitanas SA Class A (Æ)(l)	156,475	2,830
China - 4.0%
Aluminum Corp. of China, Ltd. (Æ)	1,486,000	1,067
Angang New Steel Co., Ltd. Class H (Ñ)	2,530,000	1,312
Anhui Expressway Co. Class H	1,052,000	548
China Construction Bank Class H (Æ)(l)	4,320,000	1,421
China Life Insurance Co., Ltd. Class H (Æ)(Ñ)	2,075,000	1,634
China Petroleum & Chemical Corp. Class H	16,693,000	7,505
China Shenhua Energy Co., Ltd. Class H (Æ)	1,876,300	2,086
China Shipping Development Co., Ltd. Class H	2,608,000	1,826
China Telecom Corp., Ltd. Class H (Ñ)	8,318,000	2,866
Datang International Power Generation Co., Ltd. Class H (Ñ)	3,482,000	2,577
Harbin Power Equipment Class H	3,396,000	2,047
Huaneng Power International, Inc. Class H (Ñ)	1,244,000	849
Jiangsu Express Class H	2,046,000	1,161
Maanshan Iron & Steel Class H (Ñ)	1,232,000	376

	Principal Amount ($) or Shares	Market Value $
PetroChina Co., Ltd. Class H	15,182,000	11,916
Ping An Insurance Group Co. of China, Ltd. Class H	2,619,000	4,419
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,170
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	5,684,000	1,970
Weichai Power Co., Ltd. Class H (Ñ)	671,000	1,456
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	1,767
Yanzhou Coal Mining Co., Ltd. Class H	1,566,800	990
ZTE Corp. Class H	531,500	1,511
		52,474
Columbia - 0.4%
BanColombia SA - ADR	190,700	4,901
Egypt - 0.8%
Orascom Construction Industries	137,915	4,519
Orascom Telecom Holding SAE	22,289	2,203
Orascom Telecom Holding SAE - GDR (l)	84,432	4,243
		10,965
Hong Kong - 3.5%
Beijing Enterprises Holdings, Ltd.	518,000	894
China Mengniu Dairy Co., Ltd.	3,657,000	3,011
China Merchants Holdings International Co., Ltd.	1,280,000	2,681
China Mobile Hong Kong, Ltd. (Ñ)	4,585,700	22,369
China National Aviation Co., Ltd. (Ñ)	3,990,000	733
China Overseas Land & Investment, Ltd.	2,928,000	1,146
CITIC International Financial Holdings, Ltd.	1,314,000	495
Citic Pacific, Ltd.	374,000	1,024
CNOOC, Ltd.	13,839,500	9,216
Kingway Brewery Holdings, Ltd.	3,286,000	1,180
Skyworth Digital Holdings, Ltd. (ß)	966,000	38
Tencent Holdings, Ltd.	2,799,000	2,835
		45,622
Hungary - 1.8%
Egis Rt.	12,811	1,315
FHB Land Credit and Mortgage Bank Rt	153,590	972
Magyar Telekom Rt (Æ)	447,521	2,010
Mol Magyar Olaj- es Gazipari Rt.	93,103	8,873
OTP Bank Rt.	312,317	10,244
		23,414
India - 0.9%
Bharat Heavy Electricals	25,670	798
Housing Development Finance Corp.	23,465	576

Emerging Markets Fund

3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ICICI Bank, Ltd.	36,803	433
ICICI Bank, Ltd. - ADR	18,400	469
Infosys Technologies, Ltd.	39,233	2,294
Larsen & Toubro, Ltd.	21,001	774
Oil & Natural Gas Corp., Ltd.	30,642	688
Ranbaxy Laboratories, Ltd.	102,940	864
Reliance Industries, Ltd.	88,200	1,602
Satyam Computer Services, Ltd. - ADR	17,719	624
Suzlon Energy, Ltd. (Æ)	118,863	2,205
Tata Consultancy Services, Ltd.	16,091	534
		11,861
Indonesia - 2.6%
Astra International Tbk PT	6,221,120	5,645
Bank Central Asia Tbk PT	10,982,000	3,607
Bank Mandiri Persero Tbk PT	19,722,000	2,534
Bank Rakyat Indonesia	13,819,500	4,100
Indonesian Satellite Corp. Tbk PT	7,688,500	4,129
Telekomunikasi Indonesia Tbk PT	24,196,000	13,309
		33,324
Ireland - 0.3%
Dragon Oil PLC (Æ)	1,242,227	3,349
Israel - 1.5%
Retalix, Ltd. (Æ)(Ñ)	23,700	590
Teva Pharmaceutical Industries, Ltd. - ADR	452,378	18,493
		19,083
Luxembourg - 0.5%
Tenaris SA - ADR (Ñ)	53,100	5,937
Mexico - 7.0%
Alfa SA de CV Class A	298,200	1,683
America Movil SA de CV	6,516,600	9,333
America Movil SA de CV Series L - ADR	500,718	14,381
Cemex SA de CV	1,603,434	9,019
Cemex SA de CV - ADR	161,677	9,102
Corp GEO SA de CV Series B (Æ)	578,415	1,982
Fomento Economico Mexicano SA de CV	104,500	711
Fomento Economico Mexicano SA de CV - ADR	55,500	3,774
Grupo Aeroportuario del Sureste SA de CV Class B	663,900	2,075
Grupo Mexico SA de CV Series B	1,446,167	3,115
Grupo Televisa SA - ADR	100,935	8,014
Telefonos de Mexico SA de CV Series L (Ñ)	507,056	11,373
Urbi Desarrollos Urbanos SA de CV (Æ)	449,000	3,211

	Principal Amount ($) or Shares	Market Value $
Wal-Mart de Mexico SA de CV Series V	1,559,516	8,465
Wal-Mart de Mexico SA de CV Series V (Ñ)	91,606	4,959
		91,197
Pakistan - 0.3%
National Bank of Pakistan	505,300	1,535
Pakistan State Oil Co., Ltd.	304,500	2,124
		3,659
Peru - 0.2%
Cia de Minas Buenaventura SA - ADR	116,489	3,264
Philippines - 0.2%
Philippine Long Distance Telephone - ADR (Ñ)	74,900	2,367
Russia - 7.0%
AFK Sistema - GDR	75,458	1,641
Kalina	48,820	1,836
LUKOIL	29,835	1,697
LUKOIL - ADR (Ñ)	616,210	35,155
MMC Norilsk Nickel - ADR (Ñ)	93,304	7,940
NovaTek OAO - GDR	54,800	1,233
NovaTek OAO - GDR (l)	24,928	561
OAO Gazprom - ADR (Ñ)	105,803	7,491
Priargunsky Plant (Æ)	4,502	1,085
Sberbank RF	5,559	6,155
Surgutneftegaz - ADR	55,064	4,708
Surgutneftegaz - ADR (Ñ)	143,190	7,374
Tatneft	1,973,868	6,612
Unified Energy System	6,099,232	2,488
Vimpel-Communications - ADR (Æ)(Ñ)	57,535	2,608
Vismpo-Avisma Corp.	15,477	2,376
		90,960
South Africa - 8.5%
ABSA Group, Ltd.	179,549	2,541
African Bank Investments, Ltd.	450,140	1,573
Barloworld, Ltd.	223,553	3,534
Bidvest Group, Ltd.	212,994	2,888
Edgars Consolidated Stores, Ltd.	600,365	2,805
FirstRand, Ltd.	2,124,526	5,170
Foschini, Ltd.	350,349	2,449
Gold Fields, Ltd.	479,569	7,248
Impala Platinum Holdings, Ltd.	75,447	9,868
Imperial Holdings, Ltd.	169,168	3,218
JD Group, Ltd.	263,612	2,940
Johnnic Holdings, Ltd. (Æ)	75,313	144
Mittal Steel South Africa, Ltd.	511,502	4,458
MTN Group, Ltd.	765,293	6,368

Emerging Markets Fund

4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Naspers, Ltd. Class N	285,866	4,576
Remgro, Ltd.	146,722	2,558
Reunert, Ltd.	311,843	2,459
Sanlam, Ltd.	1,698,116	3,456
Sasol, Ltd.	501,013	16,712
Standard Bank Group, Ltd.	787,972	8,320
Steinhoff International Holdings, Ltd.	1,054,886	2,817
Telkom SA, Ltd.	251,132	5,071
Tiger Brands, Ltd.	195,198	4,163
Truworths International, Ltd.	772,815	2,386
VenFin, Ltd.	315,295	2,219
		109,941
South Korea - 19.0%
Cheil Industries, Inc.	59,320	1,632
CJ Home Shopping	39,751	4,042
Daegu Bank	131,550	1,896
Daelim Industrial Co.	105,330	6,866
Dongbu Insurance Co., Ltd.	275,320	4,658
Hana Financial Holdings (Æ)	115,050	4,704
Hanjin Heavy Industries & Construction Co., Ltd.	93,390	2,038
Hanjin Shipping Co., Ltd.	117,320	2,503
Hankook Tire Co., Ltd.	184,140	2,211
Hanwha Chem Corp.	262,010	2,769
Hanwha Corp.	210,430	5,169
Hyundai Department Store Co., Ltd.	60,404	4,403
Hyundai Engineering & Construction (Æ)	57,430	2,249
Hyundai Marine & Fire Insurance Co.	170,460	1,784
Hyundai Mipo Dockyard	89,130	5,604
Hyundai Mobis	69,450	5,779
Hyundai Motor Co.	188,020	15,415
Kangwon Land, Inc.	150,830	2,964
Kookmin Bank	306,509	20,108
Korea Electric Power Corp.	327,030	10,911
Korea Investment Holdings Co., Ltd.	136,160	4,598
Korea Kumho Petrochemical	76,780	1,568
KT Corp. - ADR (Ñ)	221,295	4,831
KT&G Corp.	141,740	6,264
LS Cable, Ltd.	47,720	1,364
NHN Corp. (Æ)	14,309	3,358
POSCO	86,840	17,281
Samsung Electronics Co., Ltd.	106,801	61,512
Samsung Fire & Marine Insurance Co., Ltd.	33,247	3,460
Shinhan Financial Group Co., Ltd.	358,080	13,703
SK Corp.	172,740	8,983
SK Telecom Co., Ltd.	48,310	9,023
Woori Finance Holdings Co., Ltd.	115,540	2,090
		245,740

	Principal Amount ($) or Shares	Market Value $
Sri Lanka - 0.4%
Dialog Telekom, Ltd. (Æ)	30,609,121	5,702
Taiwan - 10.4%
Acer, Inc.	2,484,245	5,493
Advanced Semiconductor Engineering, Inc.	685,168	491
Asia Optical Co., Inc.	228,745	1,396
Asustek Computer, Inc.	2,145,014	6,048
AU Optronics Corp.	4,606,449	6,634
Cathay Financial Holding Co., Ltd.	3,612,733	6,525
China Steel Corp.	3,907,845	2,920
Chinatrust Financial Holding Co.	4,130,130	3,314
Chunghwa Telecom Co., Ltd.	1,778,000	3,020
Compal Electronics, Inc.	1,491,577	1,306
Delta Electronics, Inc.	1,388,923	2,789
E.Sun Financial Holding Co., Ltd.	2,667,890	1,666
Eva Airways Corp.	2,766,873	1,224
Far Eastern Textile Co., Ltd.	3,575,361	2,182
Far EasTone Telecommunications Co., Ltd.	1,253,000	1,425
First Financial Holding Co., Ltd.	3,969,000	2,759
Formosa Chemicals & Fibre Corp.	2,547,130	4,005
Formosa Plastics Corp.	1,281,450	1,921
High Tech Computer Corp.	149,000	2,206
HON HAI Precision Industry	2,322,713	11,694
Lite-On Technology Corp.	2,213,206	2,785
MediaTek, Inc.	691,900	7,212
Mega Financial Holding Co., Ltd.	7,154,000	4,687
Mitac International	849,000	1,160
Nan Ya Plastics Corp.	3,269,086	3,925
Nien Made Enterprises	821,325	977
Novatek Microelectronics Corp., Ltd.	373,904	2,023
Polaris Securities Co., Ltd.	2,490,997	962
Powerchip Semiconductor Corp.	1,687,082	929
Siliconware Precision Industries Co.	2,448,096	2,575
Taishin Financial Holdings Co., Ltd.	4,126,700	2,165
Taiwan Cement Corp.	3,489,108	2,180
Taiwan Mobile Co., Ltd.	1,274,000	1,126
Taiwan Semiconductor Manufacturing Co., Ltd.	12,987,149	22,993
Tripod Technology Corp.	998,400	2,313
United Microelectronics Corp.	4,441,417	2,456
Wan Hai Lines, Ltd.	2,712,484	1,641
Wintek Corp.	874,000	1,179
Wistron Corp. (Æ)	1,511,000	1,868
Yuanta Core Pacific Securities Co.	1,656,530	992
		135,166
Thailand - 3.4%
Advanced Info Service PCL	1,418,000	3,404
Bangkok Bank PCL	1,573,000	3,892

Emerging Markets Fund

5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kasikornbank PCL	3,609,100	5,338
Krung Thai Bank PCL	12,541,700	3,025
Land and Houses PCL	6,711,200	1,261
PTT PCL	1,726,133	9,040
Seamico Securities PCL	3,147,800	310
Shin Corp. PCL	3,508,600	3,275
Siam Cement PCL	942,800	5,337
Thai Oil PCL	1,969,218	3,008
Thai Olefins PCL	1,212,900	1,823
Total Access Communication PCL (Æ)(Ñ)	507,600	1,584
True Corp. PCL (Æ)	11,678,400	2,322
		43,619
Turkey - 3.2%
Adana Cimento Class A (Æ)	131,338	1,000
Akbank TAS	640,812	5,086
Alarko Holding AS (Æ)	24,698	955
Anadolu Efes Biracilik Ve Malt Sanayii AS	63,805	1,716
Aygaz AS	272,217	1,033
BIM Birlesik Magazalar AS (Æ)	23,868	582
Bolu Cimento Sanayii	374,677	845
Denizbank AS	314,900	2,116
Dogus Otomotiv Servis ve Ticaret AS (Æ)	233,757	1,085
Eczacibasi Ilac Sanayi	220,955	789
Eregli Demir ve Celik Fabrikalari TAS	297,222	1,912
Finansbank (Æ)	566,460	2,293
Hurriyet Gazetecilik AS	446,484	1,710
Tupras Turkiye Petrol Rafine	114,285	2,004
Turk Demir Dokum Fabrikalari	126,889	846
Turk Ekonomi Bankasi AS	122,900	1,844
Turk Sise ve Cam Fabrikalari AS	341,102	1,131
Turkcell Iletisim Hizmet AS	376,207	2,328
Turkiye Garanti Bankasi AS (Æ)	1,118,144	3,758
Turkiye Is Bankasi	719,145	6,183
Turkiye Vakiflar Bankasi Tao (Æ)	381,400	1,884
		41,100
United Kingdom - 1.0%
Anglo American PLC	177,549	5,525
Kazakhmys PLC (Æ)	127,134	1,440
Nelson Resources, Ltd. (Æ)	1,235,000	2,657
Old Mutual PLC	1,087,439	2,829
		12,451
United States - 0.4%
Mechel Steel Group OAO - ADR (Ñ)	48,642	1,402
Southern Copper Corp. (Ñ)	55,313	3,518
		4,920
Total Common Stocks (cost $745,640)		1,144,287

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 5.7%
Brazil - 3.4%
Banco Bradesco SA	157,088	4,823
Banco Itau Holding Financeira SA	543,570	13,814
Bradespar SA	204,736	5,575
Cia Energetica de Minas Gerais	82,000,000	3,323
Investimentos Itau SA	773,261	2,650
Perdigao SA	80,600	2,546
Telemar Norte Leste SA	92,200	2,719
Ultrapar Participacoes SA	120,000	1,933
Usinas Siderurgicas de Minas Gerais SA	284,800	6,682
		44,065
Russia - 0.3%
Transneft (Æ)	2,446	4,373
South Korea - 2.0%
Hyundai Motor Co.	60,540	3,461
LG Electronics, Inc.	83,420	4,059
Samsung Electronics Co., Ltd.	41,230	17,863
		25,383
Total Preferred Stocks (cost $33,978)		73,821
Short-Term Investments - 5.8%
United Kingdom - 0.6%
HBOS Treasury Services PLC (Ê)(§)(l) 4.236% due 01/26/06	8,000	7,999
United States - 5.2%
American Honda Finance Corp. (Ê)(§)(l) 3.996% due 03/07/06	17,500	17,514
3.884% due 06/22/06	14,000	13,998
General Electric Capital Corp. (Ê)(§) Series MTNA 4.010% due 03/29/06	11,000	11,000
Merrill Lynch & Co., Inc. (Ê)(§) Series MTNC 4.450% due 05/25/06	2,500	2,501
Series MTNB 4.660% due 05/26/06	5,000	5,006
SSgA Prime Money Market Fund	16,889,886	16,890
		66,909
Total Short-Term Investments (cost $74,910)		74,908

Emerging Markets Fund

6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 9.2%
State Street Navigator Securities Prime Lending Portfolio (W)	119,448,992	119,449
Total Other Securities (cost $119,449)		119,449
Total Investments - 109.0% (identified cost $973,977)		1,412,465
Other Assets and Liabilities, Net - (9.0%)		(117,152)
Net Assets - 100.0%		1,295,313

A portion of the portfolio has been fair valued as of period end.

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
MSCI Taiwan Index expiration date 12/05 (450)	11,799	99
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		99

Foreign Currency Exchange Contracts

	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
	MXN	31,862	USD	3,018	12/02/05	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	6.4	83,619
Consumer Staples	3.5	45,294
Energy	15.3	197,880
Financials	19.6	251,435
Health Care	2.1	26,320
Industrials	5.8	73,398
Information Technology	13.6	176,341
Materials	12.9	168,756
Telecommunication Services	12.5	164,055
Utilities	2.3	31,010
Short-Term Investments	5.8	74,908
Other Securities	9.2	119,449
Total Investments	109.0	1,412,465
Other Assets and Liabilities, Net	(9.0)	(117,152)
Net Assets	100.0	1,295,313

Geographic Diversification	% of Net Assets	Market Value $
Africa	8.5	109,941
Asia	46.7	604,917
Europe	13.1	169,133
Latin America	22.0	286,698
Middle East	2.3	30,048
Other Regions	5.6	71,829
United Kingdom	1.6	20,450
Other Securities	9.2	119,449
Total Investments	109.0	1,412,465
Other Assets and Liabilities, Net	(9.0)	(117,152)
Net Assets	100.0	1,295,313

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Free Gross Dividends Reinvested	Morgan Stanley	6,702	3 Month USD LIBOR- BBA minus 3.50%	01/24/06	47
MSCI India Gross Dividends Reinvested	Merrill Lynch	6,496	3 Month USD LIBOR- BBA minus 2.00%	12/13/05	155
MSCI India Gross Dividends Reinvested	Morgan Stanley	2,957	3 Month USD LIBOR- BBA minus 2.50%	04/28/06	372
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,763	3 Month USD LIBOR- BBA minus 2.50%	12/02/05	278
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,406	3 Month USD LIBOR- BBA minus 2.50%	03/07/06	244
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	1,413	3 Month USD LIBOR- BBA minus 3.00%	01/13/06	(39)
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	5,317	3 Month USD LIBOR- BBA minus 2.50%	03/17/06	(432)
MSCI Poland Index Total Return Index	Morgan Stanley	3,676	3 Month USD LIBOR- BBA minus 3.50%	04/07/06	(80)
MSCI Russia Price Return Index	Morgan Stanley	1,300	3 Month USD LIBOR- BBA minus 2.50%	03/09/06	178
MSCI Taiwan Index Price Return Index	Morgan Stanley	3,998	3 Month USD LIBOR- BBA minus 1.00%	06/02/06	(16)
MSCI Taiwan Index Price Return Index	Morgan Stanley	10,098	3 Month USD LIBOR- BBA minus 1.00%	06/07/06	(46)
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	2,000	3 Month USD LIBOR- BBA minus 2.50%	03/27/06	(147)
MSCI Thailand Free Price Return Index	Morgan Stanley	3,003	3 Month USD LIBOR- BBA minus 2.50%	01/24/06	(36)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					478

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

8

SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.6%
Australia - 5.1%
Commonwealth Bank of Australia	119,140	3,671
Commonwealth Property Office Fund	3,169,162	2,958
GPT Group	537,145	1,552
Leighton Holdings, Ltd. (Ñ)	266,548	3,200
Macquarie Communications Infrastructure Group	420,016	1,727
Rio Tinto, Ltd. (Ñ)	89,820	4,068
Santos, Ltd.	106,664	900
		18,076
Austria - 1.0%
OMV AG	66,412	3,660
Belgium - 2.0%
Dexia	159,196	3,465
KBC Groep NV (Ñ)	41,387	3,584
		7,049
France - 11.2%
Axa SA (Ñ)	139,202	4,175
BNP Paribas (Ñ)	72,341	5,694
Credit Agricole SA	113,753	3,425
France Telecom SA	123,245	3,083
Peugeot SA (Ñ)	32,203	1,934
Renault SA (Ñ)	6,250	487
Schneider Electric SA (Ñ)	32,074	2,754
Societe Generale (Ñ)	54,594	6,471
Total SA (Ñ)	25,792	6,446
Vallourec SA	6,085	2,889
Vivendi Universal SA (Ñ)	93,282	2,691
		40,049
Germany - 7.7%
Allianz AG	4,817	700
BASF AG	40,607	2,993
Continental AG	47,970	4,058
DaimlerChrysler AG	26,445	1,336
Deutsche Bank AG (Ñ)	35,473	3,463
Deutsche Post AG (Ñ)	116,428	2,525
E.ON AG (Ñ)	50,754	4,825
Muenchener Rueckversicherungs AG (Ñ)	31,468	4,106
SAP AG (Ñ)	19,730	3,550
		27,556
Hong Kong - 1.0%
Television Broadcasts, Ltd.	413,000	2,224
Tencent Holdings, Ltd.	1,508,000	1,527
		3,751

	Principal Amount ($) or Shares	Market Value $
Ireland - 0.7%
C&C Group PLC	379,944	2,325
Italy - 2.3%
Banca Intesa SpA (Ñ)	535,717	2,583
Enel SpA (Ñ)	223,952	1,759
Eni SpA (Ñ)	145,633	3,949
		8,291
Japan - 25.1%
Advantest Corp. (Ñ)	45,600	4,115
Amada Co., Ltd.	464,000	3,838
Asahi Breweries, Ltd. (Ñ)	217,400	2,588
Chubu Electric Power Co., Inc. (Ñ)	183,700	4,379
Fujitsu, Ltd. (Ñ)	863,000	6,303
Honda Motor Co., Ltd.	38,700	2,164
Hoya Corp.	35,900	1,293
Itochu Corp.	320,000	2,407
JFE Holdings, Inc. (Ñ)	162,100	5,107
Kenwood Corp.	1,123,000	2,093
Lawson, Inc.	57,400	2,285
Makita Corp. (Ñ)	93,800	2,295
Mitsubishi Corp.	336,600	6,853
Mitsubishi Electric Corp. (Ñ)	658,000	4,394
Mitsubishi Gas Chemical Co., Inc.	813,000	6,644
Mitsubishi Tokyo Financial Group, Inc.	264	3,337
Mitsui OSK Lines, Ltd. (Ñ)	463,000	3,402
Mitsui Trust Holdings, Inc.	10,000	122
Nippon Steel Corp. (Ñ)	1,666,000	5,642
Nippon Telegraph & Telephone Corp.	846	3,823
Nisshin Seifun Group, Inc.	270,900	2,637
NTT Data Corp. (Ñ)	898	3,159
Tokyo Electron, Ltd.	51,000	3,091
Toshiba Corp. (Ñ)	279,000	1,460
UNY Co., Ltd.	194,000	2,630
Yamaha Motor Co., Ltd. (Ñ)	147,900	3,365
		89,426
Netherlands - 3.8%
Aegon NV	158,957	2,517
Hunter Douglas NV	6,803	359
ING Groep NV	200,657	6,483
Koninklijke KPN NV	222,217	2,198
Unilever NV	29,812	2,000
		13,557
Norway - 0.8%
Norsk Hydro ASA	26,940	2,705

International Stock Selection Fund

9

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	312,681	5,511
Repsol YPF SA (Ñ)	193,984	5,712
		11,223
Sweden - 3.4%
Nordea Bank AB (Ñ)	471,715	4,586
Telefonaktiebolaget LM Ericsson Series B	1,138,800	3,706
Volvo AB Class B	94,100	4,007
		12,299
Switzerland - 6.8%
Credit Suisse Group	99,116	4,805
Nestle SA	7,185	2,117
Roche Holding AG	56,684	8,482
UBS AG	64,704	5,937
Zurich Financial Services AG	13,704	2,780
		24,121
United Kingdom - 21.6%
AstraZeneca PLC	177,317	8,151
BAE Systems PLC	221,220	1,288
BHP Billiton PLC	227,190	3,373
BP PLC	297,112	3,263
Enterprise Inns PLC	210,213	3,148
GlaxoSmithKline PLC	367,805	9,106
Hays PLC	939,887	1,947
HBOS PLC	293,893	4,417
HSBC Holdings PLC	241,733	3,859
Imperial Tobacco Group PLC	100,101	3,022
Marks & Spencer Group PLC	665,602	5,229
O2 PLC	1,504,883	5,084
Reckitt Benckiser PLC	88,098	2,715
Royal & Sun Alliance Insurance Group PLC	1,360,422	2,670
Royal Dutch Shell PLC Class A (Ñ)	134,399	4,135
Scottish Power PLC	474,199	4,342
Standard Chartered PLC	186,859	3,984
Tate & Lyle PLC	172,237	1,629
Vodafone Group PLC	1,791,583	3,848
Yell Group PLC	197,942	1,680
		76,890
Total Common Stocks (cost $297,974)		340,978

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 1.1%
Germany - 1.1%
Fresenius AG	29,496	3,863
Total Preferred Stocks (cost $3,802)		3,863
Long-Term Investments - 0.1%
Cayman Islands - 0.1%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	27,300	383
Total Long-Term Investments (cost $194)		383
Short-Term Investments - 2.0%
United States - 2.0%
SSgA Prime Money Market Fund	7,015,159	7,015
Total Short-Term Investments (cost $7,015)		7,015
Other Securities - 20.4%
State Street Navigator Securities Prime Lending Portfolio (W)	72,878,540	72,879
Total Other Securities (cost $72,879)		72,879
Total Investments - 119.2% (identified cost $381,864)		425,118
Other Assets and Liabilities, Net - (19.2%)		(68,368)
Net Assets - 100.0%		356,750

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

10

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 12/05 (141)	3,393	(55)
TOPIX Index (Japan) expiration date 12/05 (11)	1,411	(50)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(105)

Foreign Currency Exchange Contracts

	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
	USD	529	EUR	448	12/29/05	—
	USD	277	GBP	161	12/29/05	2
	USD	403	JPY	47,682	12/29/05	(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.3	37,405
Consumer Staples	6.7	23,613
Energy	8.7	30,770
Financials	27.4	98,582
Health Care	8.4	29,602
Industrials	9.6	34,068
Information Technology	7.6	26,744
Materials	8.6	30,716
Non-US Bonds	0.1	383
Telecommunication Services	5.1	18,036
Utilities	4.3	15,305
Short-Term Investments	2.0	7,015
Other Securities	20.4	72,879
Total Investments	119.2	425,118
Other Assets and Liabilities, Net	(19.2)	(68,368)
Net Assets	100.0	356,750
Geographic Diversification	% of Net Assets	Market Value $
Asia	6.1	21,827
Europe	43.9	156,698
Japan	25.1	89,426
Latin America	0.1	383
United Kingdom	21.6	76,890
Other Regions	2.0	7,015
Other Securities	20.4	72,879
Total Investments	119.2	425,118
Other Assets and Liabilities, Net	(19.2)	(68,368)
Net Assets	100.0	356,750

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

11

SSgA
International Growth Opportunities Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Australia - 2.0%
Foster's Group, Ltd. (Ñ)	231,417	963
Canada - 0.8%
Cognos, Inc. (Æ)	11,200	374
Denmark - 2.1%
Danske Bank A/S	30,600	983
France - 12.3%
Air Liquide SA	4,797	863
BNP Paribas (Ñ)	12,747	1,003
Renault SA (Ñ)	4,916	383
Sanofi-Aventis (Ñ)	21,691	1,745
Total SA (Ñ)	7,565	1,891
		5,885
Germany - 6.8%
Allianz AG	6,894	1,002
E.ON AG (Ñ)	11,513	1,094
SAP AG	3,290	592
Siemens AG	7,515	568
		3,256
Hong Kong - 1.2%
Johnson Electric Holdings, Ltd. (Ñ)	562,500	568
India - 1.2%
Satyam Computer Services, Ltd. - ADR	16,700	588
Ireland - 2.1%
CRH PLC	37,936	1,005
Italy - 2.7%
Luxottica Group SpA	26,791	660
Sanpaolo IMI SpA	39,809	602
		1,262
Japan - 24.6%
Aiful Corp.	10,350	782
Asahi Glass Co., Ltd. (Ñ)	64,000	735
Dai Nippon Printing Co., Ltd.	24,000	409
Eisai Co., Ltd. (Ñ)	25,100	963
Fuji Photo Film Co., Ltd.	21,300	682
Hitachi, Ltd. (Ñ)	84,000	567
Honda Motor Co., Ltd.	12,500	699
Kawasaki Heavy Industries, Ltd. (Ñ)	215,000	598
Komatsu, Ltd.	65,000	898
Matsui Securities Co., Ltd. (Ñ)	55,300	546
Mitsui Trust Holdings, Inc.	76,000	931

	Principal Amount ($) or Shares	Market Value $
Nidec Corp. (Ñ)	12,500	891
Nippon Electric Glass Co., Ltd.	27,000	545
Onward Kashiyama Co., Ltd.	36,000	596
Sumitomo Mitsui Financial Group, Inc. (Ñ)	138	1,293
Toto, Ltd. (Ñ)	73,000	654
		11,789
Netherlands - 3.4%
ING Groep NV	24,206	782
Royal Numico NV (Æ)	20,884	858
		1,640
Norway - 0.9%
Statoil ASA	19,550	427
Singapore - 3.9%
DBS Group Holdings, Ltd.	95,000	918
Singapore Telecommunications, Ltd.	649,000	961
		1,879
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR (l)	2,696	588
Spain - 2.6%
Telefonica SA (Ñ)	85,206	1,258
Switzerland - 9.2%
Credit Suisse Group	20,348	986
Nestle SA	3,427	1,010
Roche Holding AG	10,535	1,577
Swiss Reinsurance	11,521	848
		4,421
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	59,609	571
United Kingdom - 19.2%
BG Group PLC	87,153	810
BP PLC	145,427	1,597
Carnival PLC	11,996	672
GlaxoSmithKline PLC	61,394	1,520
Reed Elsevier PLC	140,698	1,247
Rio Tinto PLC	38,656	1,571
Rolls-Royce Group PLC (Æ)	105,101	705
Rolls-Royce Group PLC	3,510,373	6
Royal Bank of Scotland Group PLC	38,684	1,099
		9,227

International Growth Opportunities Fund

12

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States - 2.3%
Schlumberger, Ltd.	11,665	1,117
Total Common Stocks (cost $37,683)		47,801
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	11,200	11
Total Short-Term Investments (cost $11)		11
Other Securities - 22.6%
State Street Navigator Securities Prime Lending Portfolio (W)	10,865,271	10,865
Total Other Securities (cost $10,865)		10,865
Total Investments - 122.3% (identified cost $48,559)		58,677
Other Assets and Liabilities, Net - (22.3%)		(10,690)
Net Assets - 100.0%		47,987

A portion of the portfolio has been fair valued as of period end.

Foreign Currency Exchange Contracts

	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
	GBP	15	USD	26	12/02/05	—
	NOK	163	USD	24	12/02/05	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.3	4,933
Consumer Staples	5.9	2,831
Energy	12.2	5,842
Financials	24.5	11,775
Health Care	12.0	5,805
Industrials	11.1	5,210
Information Technology	8.1	3,918
Materials	8.7	4,174
Telecommunication Services	4.6	2,219
Utilities	2.3	1,094
Short-Term Investments	-	11
Other Securities	22.6	10,865
Total Investments	122.3	58,677
Other Assets and Liabilities, Net	(22.3)	(10,690)
Net Assets	100.0	47,987
Geographic Diversification	% of Net Assets	Market Value $
Asia	10.7	5,157
Europe	42.1	20,137
Japan	24.6	11,789
Other Regions	3.1	1,502
United Kingdom	19.2	9,227
Other Securities	22.6	10,865
Total Investments	122.3	58,677
Other Assets and Liabilities, Net	(22.3)	(10,690)
Net Assets	100.0	47,987

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund

13

SSgA

International Equity Funds

Notes to Schedules of Investments — November 30, 2005 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(W)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(b)  Illiquid security.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

14

SSgA

International Equity Funds

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2005. This Quarterly Report reports on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003 the Funds Class R prospectus became effective for the International Stock Selection Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Board approved Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "staled price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price that is higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net assets values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Notes to Quarterly Report

15

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of November 30, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$865,997,048	$383,389,979	$48,961,474
Gross Tax Unrealized Appreciation	437,142,741	43,687,850	10,114,145
Gross Tax Unrealized Depreciation	(10,123,519)	(1,959,457)	(398,380)
Net Tax Unrealized Appreciation (Depreciation)	$427,019,222	$41,728,393	$9,715,765

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

Notes to Quarterly Report

16

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2005 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2005, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$1,393,996
International Stock Selection	1,985,732

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Notes to Quarterly Report

17

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

Securities Lending

	Value of Securities on Loan	Value of Cash Collateral
Emerging Markets	$115,952,705	$119,448,992
International Stock Selection	70,923,868	72,878,540
International Growth Opportunities	10,957,024	10,865,271

As of November 30, 2005, the non-cash collateral received for the securities on loan for the International Stock Selection Fund and the International Growth Opportunities Fund was $2,160,224 and $701,750, respectively. The non-cash collateral for both Funds consists of a pool of Sovereign Debt securities.

4.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund")(a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from the participating fund are subject to any such distribution or service fee, the Adviser will waive it advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2005, $23,916,245 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,208,720 represents the investments of other affiliated Funds not presented herein.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation

Notes to Quarterly Report

18

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2005, illiquid securities held by the Funds were as follows:

Fund - % of Net Assets Securities	Acquistion	Pricipal Amount Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Emerging Markets Funds - 0.0%
Skyworth Digital Holdings, Ltd.	11/15/04	966,000	0.36	348	38

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2005:

Fund - % of Net Assets Securities	Acquistion	Pricipal Amount Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 3.7%
American Honda Finance Corp.	02/07/05	17,500,000	100.07	17,512	17,514
American Honda Finance Corp.	06/20/05	14,000,000	100.00	14,000	13,998
China Construction Bank Class H	11/09/05	4,320,000	0.30	1,312	1,421
HBOS Treasury Services PLC	01/03/05	8,000,000	100.01	8,001	7,999
Inversiones Aguas Metropolitanas SA Class A	11/18/05	156,475	18.35	2,871	2,830
NovaTek OAO - GDR	07/21/05	24,928	16.75	418	561
Orascom Telecom Holding SAE - GDR	01/26/05	84,432	31.98	2,700	4,243
					48,566
International Growth Opportunities Fund - 1.2%
Samsung Electronics Co., Ltd. - GDR	08/27/03	2,696	129.89	350	588

Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Quarterly Report

19

SSgA
International Equity Funds

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

20

IEQR-11/05

INDEX FUND

S&P 500 Index Fund

Quarterly Report

November 30, 2005

SSgA Funds

Index Fund

Quarterly Report

November 30, 2005 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	4

S&P 500 Portfolio	5

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

Index Fund

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2005. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 77.24% at November 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The Schedule of Investments of the Portfolio is included in this report and should be read in conjunction with the Fund's Quarterly Report.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Portfolio at fair value.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Notes to Quarterly Report

3

SSgA
Index Fund

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file the complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

4

State Street Equity 500 Index Portfolio

Portfolio of Investments

November 30, 2005 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS - 97.86%
Consumer Discretionary - 10.68%
Amazon.com, Inc. (a)	65,300	$3,164
Apollo Group, Inc. (a)	31,175	2,220
AutoNation, Inc. (a)	38,400	796
AutoZone, Inc. (a)	11,887	1,059
Bed Bath & Beyond, Inc. (a)	62,814	2,680
Best Buy Co., Inc.	86,581	4,177
Big Lots, Inc. (a)	24,438	300
Black & Decker Corp.	17,033	1,496
Brunswick Corp.	20,829	818
Carnival Corp.	91,719	4,998
Centex Corp.	26,676	1,917
Circuit City Stores, Inc.	35,039	733
Clear Channel Communications, Inc.	116,065	3,779
Coach, Inc. (a)	80,700	2,778
Comcast Corp. (a)	466,567	12,317
Cooper Tire & Rubber Co.	12,537	184
D.R. Horton, Inc.	58,200	2,063
Dana Corp.	32,949	230
Darden Restaurants, Inc.	28,810	1,031
Dillard's, Inc. Class A	13,653	286
Dollar General Corp.	68,615	1,297
Dow Jones & Co., Inc.	12,526	427
Eastman Kodak Co.	60,837	1,458
eBay, Inc. (a)	235,920	10,572
Family Dollar Stores, Inc.	30,868	695
Federated Department Stores, Inc.	56,690	3,653
Ford Motor Co.	396,355	3,222
Fortune Brands, Inc.	30,966	2,414
Gannett Co., Inc.	52,338	3,225
Gap, Inc.	123,930	2,154
General Motors Corp.	120,273	2,634
Genuine Parts Co.	36,593	1,621
Goodyear Tire & Rubber Co. (a)	37,942	650
H&R Block, Inc.	69,420	1,697
Harley-Davidson, Inc.	58,538	3,153
Harrah's Entertainment, Inc.	39,233	2,671
Hasbro, Inc.	39,487	806
Hilton Hotels Corp.	70,043	1,535
Home Depot, Inc.	454,757	19,000
International Game Technology	72,352	2,124
Interpublic Group of Cos., Inc. (a)	88,477	825
JC Penney & Co., Inc.	53,388	2,801
Johnson Controls, Inc.	40,896	2,840
Jones Apparel Group, Inc.	25,079	721
KB HOME	16,562	1,156
Knight-Ridder, Inc.	14,691	887
Kohl's Corp. (a)	73,710	3,391
Leggett & Platt, Inc.	39,654	931
Lennar Corp. Class A	28,700	1,655
Limited Brands	74,469	1,657
Liz Claiborne, Inc.	22,941	800
Lowe's Cos., Inc.	165,423	11,163
Marriot International, Inc. Class A	36,639	2,367
Mattel, Inc.	86,345	1,438

	Shares	Market Value (000)
Maytag Corp.	17,529	$312
McDonald's Corp.	266,253	9,013
McGraw-Hill, Inc.	79,526	4,219
Meredith Corp.	8,947	456
New York Times Co. Class A	30,745	845
Newell Rubbermaid, Inc.	57,721	1,332
News Corp. Class A	520,500	7,709
NIKE, Inc. Class B	40,813	3,481
Nordstrom, Inc.	47,176	1,740
Office Depot, Inc. (a)	66,770	1,982
OfficeMax, Inc.	14,319	418
Omnicom Group, Inc.	38,717	3,274
Pulte Homes, Inc.	45,772	1,905
Radioshack Corp.	28,653	654
Reebok International, Ltd.	11,271	649
Sears Holdings Corp. (a)	21,752	2,502
Sherwin-Williams Co.	24,270	1,064
Snap-On, Inc.	12,548	469
Stanley Works	15,532	746
Staples, Inc.	156,225	3,609
Starbucks Corp. (a)	164,252	5,001
Starwood Hotels & Resorts Worldwide, Inc. Class B	46,212	2,796
Target Corp.	187,657	10,042
Tiffany & Co.	30,068	1,224
Time Warner, Inc.	997,447	17,934
TJX Cos., Inc.	99,413	2,228
Tribune Co.	56,555	1,808
Univision Communications, Inc. Class A (a)	49,218	1,488
V.F. Corp.	19,088	1,081
Viacom, Inc. Class B	336,797	11,249
Visteon Corp. (a)	27,553	186
Walt Disney Co.	427,073	10,647
Wendy's International, Inc.	24,567	1,247
Whirlpool Corp.	14,166	1,159
Yum! Brands, Inc.	61,022	2,977
		262,112
Consumer Staples - 9.34%
Alberto Culver Co. Class B	16,058	698
Albertson's, Inc.	78,113	1,836
Altria Group, Inc.	440,964	32,098
Anheuser-Busch Cos., Inc.	165,067	7,220
Archer-Daniels-Midland Co.	139,167	3,280
Avon Products, Inc.	99,948	2,734
Brown-Forman Corp. Class B	17,682	1,218
Campbell Soup Co.	39,583	1,196
Clorox Co.	32,410	1,759
Coca-Cola Co.	441,235	18,836
Coca-Cola Enterprises, Inc.	64,300	1,236
Colgate-Palmolive Co.	110,535	6,026
ConAgra Foods, Inc.	109,746	2,360
Constellation Brands, Inc. Class A (a)	42,900	1,013
Costco Wholesale Corp.	101,851	5,091
CVS Corp.	173,884	4,698
General Mills, Inc.	77,864	3,701
H.J. Heinz Co.	72,420	2,514

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2005 (Unaudited)

	Shares	Market Value (000)
Hershey Foods Corp.	39,308	$2,131
Kellogg Co.	54,829	2,416
Kimberly-Clark Corp.	101,364	5,978
Kroger Co. (a)	153,822	2,993
McCormick & Co., Inc.	28,600	893
Molson Coors Brewing Co., Class B	12,244	815
Pepsi Bottling Group, Inc.	29,553	872
PepsiCo, Inc.	354,810	21,005
Procter & Gamble Co.	729,957	41,746
Reynolds American, Inc.	18,240	1,624
Safeway, Inc.	95,193	2,213
Sara Lee Corp.	166,717	3,011
SuperValu, Inc.	29,060	951
Sysco Corp.	134,681	4,353
Tyson Foods, Inc., Class A	53,800	906
UST Corp.	34,647	1,337
Wal-Mart Stores, Inc.	530,728	25,772
Walgreen Co.	216,810	9,904
Wrigley Wm., Jr. Co.	38,316	2,628
		229,062
Energy - 9.05%
Amerada Hess Corp.	17,002	2,083
Anadarko Petroleum Corp.	50,554	4,581
Apache Corp.	69,830	4,558
Baker Hughes, Inc.	72,880	4,180
BJ Services Co.	68,410	2,507
Burlington Resources, Inc.	81,256	5,871
ChevronTexaco Corp.	478,488	27,422
ConocoPhillips	295,782	17,898
Devon Energy Corp.	96,322	5,799
El Paso Corp.	140,994	1,550
EOG Resources, Inc.	51,068	3,664
ExxonMobil Corp.	1,339,702	77,743
Halliburton Co.	107,986	6,873
Kerr-McGee Corp.	24,721	2,137
Kinder Morgan, Inc.	20,338	1,843
Marathon Oil Corp.	78,257	4,640
Murphy Oil Corp.	34,900	1,726
Nabors Industries, Ltd. (a)	33,715	2,360
National Oilwell Varco, Inc. (a)	36,200	2,194
Noble Corp.	29,023	2,092
Occidental Petroleum Corp.	84,923	6,734
Rowan Cos., Inc.	23,239	834
Schlumberger, Ltd.	124,907	11,957
Sunoco, Inc.	28,856	2,228
Transocean, Inc. (a)	70,295	4,488
Valero Energy Corp.	64,900	6,243
Weatherford International Ltd. (a)	30,000	2,085
Williams Cos., Inc.	121,537	2,613
XTO Energy, Inc.	76,800	3,125
		222,028
Financials - 20.71%
ACE, Ltd.	62,355	3,461
AFLAC, Inc.	106,616	5,118
Allstate Corp.	139,107	7,804

	Shares	Market Value (000)
Ambac Financial Group, Inc.	23,047	$1,767
American Express Co.	263,673	13,558
American International Group, Inc.	551,383	37,020
Ameriprise Financial, Inc.	53,294	2,241
AmSouth Bancorp	74,619	1,984
AON Corp.	67,623	2,462
Apartment Investment & Management Co. Class A	20,500	794
Archstone-Smith Trust	45,300	1,894
Bank of America Corp.	853,700	39,176
Bank of New York Co., Inc.	165,379	5,358
BB&T Corp.	116,318	4,949
Bear Stearns Cos., Inc.	24,099	2,675
Capital One Financial Corp.	61,315	5,093
Charles Schwab Corp.	222,293	3,390
Chubb Corp.	42,439	4,110
Cincinnati Financial Corp.	37,405	1,666
CIT Group, Inc.	43,200	2,138
Citigroup, Inc.	1,098,571	53,336
Comerica, Inc.	35,532	2,049
Compass Bancshares, Inc.	26,100	1,265
Countrywide Financial Corp.	127,186	4,427
E*Trade Financial Corp. (a)	78,400	1,530
Equity Office Properties Trust	87,841	2,739
Equity Residential	60,907	2,483
Fannie Mae	205,329	9,866
Federal Home Loan Mortgage Corp.	146,446	9,146
Federated Investors, Inc. Class B	18,100	661
Fifth Third Bancorp	118,200	4,760
First Horizon National Corp.	26,117	1,016
Franklin Resources, Inc.	31,744	2,948
Golden West Financial Corp.	54,622	3,539
Goldman Sachs Group, Inc.	98,800	12,741
Hartford Financial Services Group, Inc.	63,588	5,556
Huntington Bancshares, Inc.	49,154	1,178
J.P. Morgan Chase & Co.	746,419	28,550
Janus Capital Group, Inc.	48,419	928
Jefferson-Pilot Corp.	28,460	1,581
KeyCorp	86,909	2,882
Lehman Brothers Holdings, Inc.	57,618	7,260
Lincoln National Corp.	36,431	1,894
Loews Corp.	29,014	2,802
M & T Bank Corp.	17,200	1,861
Marsh & McLennan Cos., Inc.	113,736	3,513
Marshall & Ilsley Corp.	43,992	1,891
MBIA, Inc.	28,458	1,758
MBNA Corp.	267,902	7,172
Mellon Financial Corp.	89,423	3,008
Merrill Lynch & Co., Inc.	196,827	13,073
MetLife, Inc.	160,707	8,267
MGIC Investment Corp.	20,162	1,313
Moody's Corp.	53,930	3,244
Morgan Stanley	230,743	12,929
National City Corp.	121,191	4,110
North Fork Bancorp, Inc.	101,635	2,744
Northern Trust Corp.	39,540	2,083
Plum Creek Timber Co., Inc.	38,580	1,503

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2005 (Unaudited)

	Shares	Market Value (000)
PNC Financial Services Group, Inc.	62,147	$3,963
Principal Financial Group, Inc.	59,650	3,022
Progressive Corp.	41,947	5,159
ProLogis	52,800	2,395
Prudential Financial, Inc.	109,300	8,460
Public Storage, Inc.	17,700	1,250
Regions Financial Corp.	97,709	3,292
SAFECO Corp.	26,764	1,505
Simon Property Group, Inc.	39,163	3,028
SLM Corp.	88,842	4,669
Sovereign Bancorp, Inc.	76,800	1,679
St. Paul Travelers Cos., Inc.	143,525	6,678
State Street Corp. (b)	70,325	4,057
SunTrust Banks, Inc.	77,072	5,606
Synovus Financial Corp.	64,704	1,821
T. Rowe Price Group, Inc.	27,790	1,999
Torchmark Corp.	22,276	1,206
U.S. Bancorp	387,861	11,744
UnumProvident Corp.	62,935	1,385
Vornado Realty Trust	25,200	2,151
Wachovia Corp.	335,186	17,899
Washington Mutual, Inc.	211,913	8,729
Wells Fargo Co.	358,711	22,545
XL Capital, Ltd. Class A	29,732	1,974
Zions Bancorp	19,119	1,446
		507,926
Health Care - 12.42%
Abbott Laboratories	330,267	12,454
Aetna, Inc.	61,764	5,713
Allergan, Inc.	27,791	2,779
AmerisourceBergen Corp.	22,116	1,777
Amgen, Inc. (a)	262,175	21,218
Applera Corp. - Applied Biosystems Group	42,467	1,171
Bausch & Lomb, Inc.	11,325	920
Baxter International, Inc.	132,226	5,142
Becton, Dickinson & Co.	53,429	3,111
Biogen Idec, Inc. (a)	72,473	3,103
Biomet, Inc.	53,041	1,889
Boston Scientific Corp. (a)	126,296	3,344
Bristol-Myers Squibb Co.	415,617	8,973
C.R. Bard, Inc.	22,094	1,433
Cardinal Health, Inc.	90,866	5,811
Caremark Rx, Inc. (a)	95,708	4,919
Chiron Corp. (a)	23,344	1,034
CIGNA Corp.	27,589	3,104
Coventry Health Care, Inc. (a)	34,500	2,055
Eli Lilly & Co.	240,897	12,165
Express Scripts, Inc. (a)	31,500	2,661
Fisher Scientific International, Inc. (a)	25,900	1,670
Forest Laboratories, Inc. (a)	72,206	2,821
Genzyme Corp. (a)	54,905	4,082
Gilead Sciences, Inc. (a)	96,900	4,912
Guidant Corp.	70,564	4,353
HCA, Inc.	77,259	3,940
Health Management Associates, Inc. Class A	52,698	1,234

	Shares	Market Value (000)
Hospira, Inc. (a)	33,936	$1,498
Humana, Inc. (a)	34,425	1,578
IMS Health, Inc.	48,381	1,183
Johnson & Johnson	632,046	39,029
King Pharmaceuticals, Inc. (a)	52,332	823
Laboratory Corp. of America Holdings (a)	28,600	1,484
Manor Care, Inc.	16,651	657
McKesson Corp.	65,931	3,316
Medco Health Solutions, Inc. (a)	65,072	3,491
MedImmune, Inc. (a)	51,965	1,866
Medtronic, Inc.	257,302	14,298
Merck & Co., Inc.	466,503	13,715
Millipore Corp. (a)	10,728	685
Mylan Laboratories Inc.	46,100	963
Patterson Cos., Inc. (a)	27,600	964
Pfizer, Inc.	1,566,074	33,201
Quest Diagnostics Inc.	35,500	1,778
Schering-Plough Corp.	313,724	6,061
St. Jude Medical, Inc. (a)	77,994	3,726
Stryker Corp.	62,108	2,689
Tenet Healthcare Corp. (a)	99,009	774
Thermo Electron Corp. (a)	33,929	1,047
UnitedHealth Group, Inc.	268,368	16,065
Watson Pharmaceuticals, Inc. (a)	22,003	734
Wellpoint, Inc. (a)	130,178	10,002
Wyeth	284,931	11,842
Zimmer Holdings, Inc. (a)	52,620	3,298
		304,555
Industrials - 11.11%
3M Co.	162,584	12,760
Allied Waste Industries, Inc. (a)	46,467	391
American Power Conversion Corp.	36,667	822
American Standard Cos., Inc.	39,221	1,493
Avery Dennison Corp.	23,670	1,391
Boeing Co.	174,345	11,889
Burlington Northern Santa Fe Corp.	79,450	5,258
Caterpillar, Inc.	144,170	8,330
Cendant Corp.	222,622	3,956
Cintas Corp.	29,382	1,314
Cooper Industries, Ltd.	19,521	1,420
CSX Corp.	45,824	2,229
Cummins, Inc.	9,973	888
Danaher Corp.	50,826	2,821
Deere & Co.	51,241	3,554
Dover Corp.	42,713	1,728
Eaton Corp.	31,778	2,025
Emerson Electric Co.	87,735	6,634
Equifax, Inc.	27,769	1,063
FedEx Corp.	64,346	6,281
Fluor Corp.	18,106	1,342
General Dynamics Corp.	42,706	4,881
General Electric Co. (c)	2,252,423	80,456
Goodrich Co.	25,755	992
Honeywell International, Inc.	181,742	6,641
Illinois Tool Works, Inc.	44,664	3,942

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2005 (Unaudited)

	Shares	Market Value (000)
Ingersoll-Rand Co. Class A	71,600	$2,837
ITT Industries, Inc.	19,602	2,132
L-3 Communications Holdings, Inc.	25,200	1,877
Lockheed Martin Corp.	77,371	4,689
Masco Corp.	91,274	2,717
Monster Worldwide, Inc. (a)	25,792	1,003
Navistar International Corp. (a)	13,180	374
Norfolk Southern Corp.	85,961	3,803
Northrop Grumman Corp.	75,978	4,359
PACCAR, Inc.	36,570	2,628
Pall Corp.	26,774	743
Parker-Hannifin Corp.	25,223	1,725
Pitney Bowes, Inc.	48,439	2,018
R.R. Donnelley & Sons Co.	45,660	1,562
Raytheon Co.	96,014	3,689
Robert Half International, Inc.	36,214	1,385
Rockwell Automation, Inc.	38,820	2,191
Rockwell Collins, Inc.	37,619	1,719
Ryder Systems, Inc.	13,980	593
Southwest Airlines Co.	147,740	2,438
Textron, Inc.	28,375	2,239
Tyco International, Ltd.	429,548	12,251
Union Pacific Corp.	56,140	4,297
United Parcel Service, Inc. Class B	235,300	18,330
United Technologies Corp.	217,514	11,711
W.W. Grainger, Inc.	16,109	1,131
Waste Management, Inc.	119,679	3,580
		272,522
Information Technology - 15.30%
ADC Telecommunications, Inc. (a)	25,018	511
Adobe Systems, Inc.	104,542	3,409
Advanced Micro Devices, Inc. (a)	82,884	2,170
Affiliated Computer Services, Inc. (a)	26,500	1,478
Agilent Technologies, Inc. (a)	105,727	3,770
Altera Corp. (a)	79,078	1,444
Analog Devices, Inc.	79,661	3,021
Andrew Corp. (a)	34,827	381
Apple Computer, Inc. (a)	175,992	11,936
Applied Materials, Inc.	344,761	6,244
Applied Micro Circuits Corp. (a)	68,042	180
Autodesk, Inc.	48,430	2,020
Automatic Data Processing, Inc.	123,538	5,806
Avaya, Inc. (a)	90,415	1,078
BMC Software, Inc. (a)	46,836	960
Broadcom Corp. (a)	60,246	2,804
CIENA Corp. (a)	126,088	377
Cisco Systems, Inc. (a)	1,357,859	23,817
Citrix Systems, Inc. (a)	35,753	970
Computer Associates International, Inc.	99,144	2,827
Computer Sciences Corp. (a)	39,182	1,968
Compuware Corp. (a)	84,057	776
Comverse Technology, Inc. (a)	42,838	1,123
Convergys Corp. (a)	30,805	511
Corning, Inc. (a)	312,785	6,334
Dell, Inc. (a)	509,391	15,363

	Shares	Market Value (000)
Electronic Arts, Inc. (a)	64,600	$3,641
Electronic Data Systems Corp.	110,186	2,540
EMC Corp. (a)	512,241	7,135
First Data Corp.	164,304	7,109
Fiserv, Inc. (a)	40,247	1,832
Freescale Semiconductor, Inc. (a)	85,908	2,216
Gateway, Inc. (a)	65,065	198
Hewlett-Packard Co.	608,719	18,061
Intel Corp.	1,294,603	34,540
International Business Machines Corp.	339,118	30,148
Intuit, Inc. (a)	38,951	2,087
Jabil Circuit, Inc. (a)	36,613	1,213
JDS Uniphase Corp. (a)	352,519	906
KLA-Tencor Corp.	41,864	2,143
Lexmark International Group, Inc. Class A (a)	25,102	1,195
Linear Technology Corp.	65,075	2,428
LSI Logic Corp. (a)	81,935	673
Lucent Technologies, Inc. (a)	944,472	2,635
Maxim Integrated Products, Inc.	69,656	2,546
Mercury Interactive Corp. (a)	18,248	507
Micron Technology, Inc. (a)	129,932	1,853
Microsoft Corp. (c)	1,957,604	54,245
Molex, Inc.	30,910	828
Motorola, Inc.	524,098	12,625
National Semiconductor Corp.	73,518	1,903
NCR Corp. (a)	39,184	1,330
Network Appliance, Inc. (a)	77,867	2,267
Novell, Inc. (a)	82,542	642
Novellus Systems, Inc. (a)	28,769	710
NVIDIA Corp. (a)	35,951	1,300
Oracle Corp. (a)	800,038	10,056
Parametric Technology Corp. (a)	58,241	341
Paychex, Inc.	71,027	3,012
PerkinElmer, Inc.	27,257	622
PMC-Sierra, Inc. (a)	38,624	304
QLogic Corp. (a)	17,145	567
QUALCOMM, Inc.	346,478	15,754
Sabre Holdings Corp. Class A	28,424	650
Sanmina-SCI Corp. (a)	112,858	467
Scientific-Atlanta, Inc.	32,168	1,361
Siebel Systems, Inc.	110,658	1,162
Solectron Corp. (a)	204,614	735
Sun Microsystems, Inc. (a)	724,488	2,731
Symantec Corp. (a)	229,834	4,061
Symbol Technologies, Inc.	52,185	596
Tektronix, Inc.	18,629	477
Tellabs, Inc. (a)	95,775	983
Teradyne, Inc. (a)	41,392	606
Texas Instruments, Inc.	345,803	11,232
Unisys Corp. (a)	72,779	448
Waters Corp. (a)	25,057	983
Xerox Corp. (a)	203,742	2,893
Xilinx, Inc.	74,104	1,959
Yahoo!, Inc. (a)	265,980	10,700
		375,434

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2005 (Unaudited)

	Shares	Market Value (000)
Materials - 2.95%
Air Products & Chemicals, Inc.	47,289	$2,798
Alcoa, Inc.	185,346	5,080
Allegheny Technologies, Inc.	18,029	595
Ashland, Inc.	15,880	885
Ball Corp.	23,170	955
Bemis Co., Inc.	23,128	637
Dow Chemical Co.	204,999	9,276
E.I. Du Pont de Nemours & Co.	195,739	8,368
Eastman Chemical Co.	16,862	933
Ecolab, Inc.	39,426	1,312
Engelhard Corp.	25,130	741
Freeport-McMoRan Copper & Gold, Inc. Class B	38,014	1,981
Georgia-Pacific Group	55,340	2,617
Hercules, Inc. (a)	24,698	290
International Flavors & Fragrances, Inc.	17,504	570
International Paper Co.	104,256	3,287
Louisiana-Pacific Corp.	23,859	643
MeadWestvaco Corp.	39,188	1,097
Monsanto Co.	57,146	4,187
Newmont Mining Corp.	94,942	4,379
Nucor Corp.	33,104	2,221
Pactiv Corp. (a)	32,164	651
Phelps Dodge Corp.	20,605	2,795
PPG Industries, Inc.	36,090	2,192
Praxair, Inc.	68,720	3,573
Rohm & Haas Co.	31,096	1,362
Sealed Air Corp. (a)	18,036	933
Sigma-Aldrich Corp.	14,493	957
Temple-Inland, Inc.	23,828	998
United States Steel Corp.	24,002	1,143
Vulcan Materials Co.	21,696	1,447
Weyerhaeuser Co.	52,024	3,450
		72,353
Telecommunication Services - 3.05%
ALLTEL Corp.	81,098	5,420
AT&T, Inc.	834,853	20,796
BellSouth Corp.	388,628	10,594
CenturyTel, Inc.	27,408	907
Citizens Communications Co.	72,677	948
Qwest Communications International, Inc. (a)	325,122	1,704
Sprint Corp. (Fon Group)	623,200	15,605
Verizon Communications, Inc.	587,498	18,788
		74,762
Utilities - 3.25%
AES Corp. (a)	137,914	2,175
Allegheny Energy, Inc. (a)	33,899	943
Ameren Corp.	43,242	2,268
American Electric Power Co., Inc.	84,054	3,071
Calpine Corp. (a)	115,752	59
CenterPoint Energy, Inc.	67,993	899
Cinergy Corp.	42,258	1,736
CMS Energy Corp. (a)	46,605	652
Consolidated Edison, Inc.	51,022	2,324

	Shares	Market Value (000)
Constellation Energy Group, Inc.	37,803	$2,003
Dominion Resources, Inc.	72,387	5,498
DTE Energy Co.	38,046	1,660
Duke Energy Corp.	196,877	5,288
Dynegy Inc. Class A (a)	61,330	294
Edison International	69,262	3,125
Entergy Corp.	44,143	3,090
Exelon Corp.	142,478	7,415
FirstEnergy Corp.	70,112	3,292
FPL Group, Inc.	84,278	3,573
KeySpan Corp.	37,006	1,242
Nicor, Inc.	9,313	373
NiSource, Inc.	57,867	1,246
Peoples Energy Corp.	8,131	292
PG&E Corp.	79,823	2,936
Pinnacle West Capital Corp.	20,581	854
PPL Corp.	80,536	2,368
Progress Energy, Inc.	53,308	2,387
Public Service Enterprise Group, Inc.	50,822	3,188
Sempra Energy	54,789	2,408
Southern Co.	158,658	5,507
TECO Energy, Inc.	43,276	757
TXU Corp.	51,048	5,239
Xcel Energy, Inc.	85,597	1,584
		79,746
Total Common Stocks (Cost $1,714,757,225)		2,400,500
	Par Amount (000)
U.S. Government Securities - 0.18%
United States Treasury Bill 3.37% due 12/08/05 (c)(d)	$4,299	4,296
Total U.S. Government Securities (Cost $4,296,183)		4,296

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2005 (Unaudited)

	Shares (000)	Market Value (000)
MONEY MARKET FUNDS - 1.76%
AIM Short Term Investment Prime Portfolio	42,593	$42,593
Federated Money Market Obligations Trust	500	500
Total Money Market Funds (Cost $43,093,443)		43,093
Total Investments - 99.80% (identified cost $1,762,146,851) (e)(f)		2,447,889
Other assets in Excess of liabilities - 0.20%		4,934
Net Assets - 100.00%		$2,452,823

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005 was $810,587,878 and $124,845,838, respectively, resulting in net unrealized appreciation of investments of $658,742,040.

(f)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized Appreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2005	535	$558
Total unrealized appreciation on open futures contracts purchased		$558

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2005 (Unaudited)

Affiliated Issuer Table

Security Description	Number of Shares held at 08/31/05	Shares Purchased For the Three Months Ended 11/30/05	Shares Sold For the Three Months Ended 11/30/05	Number of Shares held at 11/30/05	Income Earned For the Three Months Ended 11/30/05	Realized Gain on shares sold
State Street Corp.	69,725	1,700	1,100	70,325	$12,857	$16,508
State Street Navigator Securities Lending Prime Portfolio	77,659,511	132,435,794	210,095,305	–	$19,392	$–

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

IQR-11/05

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Quarterly Report

November 30, 2005

SSgA Funds
Equity Funds

Quarterly Report

November 30, 2005 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Consumer Discretionary - 10.2%
Advance Auto Parts, Inc. (Æ)	1,050	44
American Greetings Corp. Class A (Ñ)	9,600	252
Autozone, Inc. (Æ)	5,600	499
Barnes & Noble, Inc.	26,900	1,085
Best Buy Co., Inc.	12,800	617
BorgWarner, Inc.	700	42
Brinker International, Inc.	2,200	87
Centex Corp.	5,300	381
Coach, Inc. (Æ)	21,400	737
Comcast Corp. Class A (Æ)	21,133	558
Darden Restaurants, Inc.	18,900	676
eBay, Inc. (Æ)	14,500	650
Federated Department Stores, Inc.	19,851	1,279
Gap, Inc. (The)	49,300	857
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	46,900	803
Harte-Hanks, Inc.	14,700	386
Home Depot, Inc.	53,100	2,218
John Wiley & Sons, Inc. Class A	2,200	91
Lennar Corp. Class A	5,500	317
Liz Claiborne, Inc.	3,500	122
Marriott International, Inc. Class A	6,200	401
Marvel Entertainment, Inc. (Æ)(Ñ)	8,400	137
McDonald's Corp.	55,700	1,885
MGM Mirage (Æ)	3,000	114
Nordstrom, Inc.	7,600	280
NVR, Inc. (Æ)	1,200	825
Rent-A-Center, Inc. (Æ)(Ñ)	3,050	60
Sherwin-Williams Co. (The)	3,300	145
Standard-Pacific Corp.	1,900	72
Stanley Works (The)	17,900	859
Staples, Inc.	41,500	959
Target Corp.	700	37
Time Warner, Inc.	149,850	2,694
Univision Communications, Inc. Class A (Æ)	500	15
Viacom, Inc. Class B	53,700	1,794
Walt Disney Co.	54,800	1,366
Weight Watchers International, Inc. (Æ)(Ñ)	4,200	201
		23,545
Consumer Staples - 8.7%
Altria Group, Inc.	28,900	2,104
Anheuser-Busch Cos., Inc.	10,000	437
Coca-Cola Co. (The)	65,600	2,800
Coca-Cola Enterprises, Inc.	28,100	540
Colgate-Palmolive Co.	14,000	763
Energizer Holdings, Inc. (Æ)(Ñ)	100	5
Kimberly-Clark Corp.	5,400	319

	Principal Amount ($) or Shares	Market Value $
Loews Corp. (Ñ)	17,100	688
Pepsi Bottling Group, Inc.	18,900	558
PepsiCo, Inc.	42,600	2,522
Pilgrim's Pride Corp. (Ñ)	21,300	682
Procter & Gamble Co.	70,885	4,054
Reynolds American, Inc. (Ñ)	7,400	659
Tyson Foods, Inc. Class A	45,000	757
Wal-Mart Stores, Inc.	64,300	3,122
		20,010
Energy - 9.8%
BJ Services Co.	12,900	473
Burlington Resources, Inc.	20,800	1,503
Chevron Corp.	27,520	1,577
ConocoPhillips	12,800	775
Cooper Cameron Corp. (Æ)	13,900	1,107
Devon Energy Corp.	23,700	1,427
Exxon Mobil Corp.	136,416	7,916
Halliburton Co.	1,400	89
Helmerich & Payne, Inc.	4,400	255
Kerr-McGee Corp.	13,094	1,132
Marathon Oil Corp.	17,300	1,026
Occidental Petroleum Corp.	13,900	1,102
Patterson-UTI Energy, Inc.	1,200	37
Pride International, Inc. (Æ)	16,700	498
Schlumberger, Ltd.	800	77
Sunoco, Inc.	15,900	1,227
Transocean, Inc. (Æ)	12,100	772
Valero Energy Corp.	15,200	1,462
		22,455
Financials - 20.5%
ACE, Ltd.	2,400	133
Allmerica Financial Corp. (Ñ)	19,900	795
Allstate Corp. (The)	30,900	1,734
American Express Co.	4,800	247
American International Group, Inc.	59,125	3,970
Assurant, Inc.	11,700	516
Bank of America Corp.	103,452	4,747
Bear Stearns Cos., Inc. (The)	11,400	1,265
CB Richard Ellis Group, Inc. Class A (Æ)	1,000	56
Chubb Corp.	2,100	203
CIT Group, Inc.	13,000	644
Citigroup, Inc.	125,600	6,098
Commerce Group, Inc.	1,000	58
Conseco, Inc. (Æ)	19,100	428
Countrywide Financial Corp.	16,900	588
Fannie Mae	24,500	1,177
Federated Investors, Inc. Class B	6,900	252
Fifth Third Bancorp	4,700	189

Disciplined Equity Fund

3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First Marblehead Corp. (The) (Ñ)	2,300	78
Freddie Mac	15,300	956
Goldman Sachs Group, Inc.	3,900	503
Hartford Financial Services Group, Inc.	5,600	489
HRPT Properties Trust (ö)	4,600	50
IndyMac Bancorp, Inc. (Ñ)	7,400	283
JPMorgan Chase & Co.	89,572	3,426
KeyCorp	38,500	1,277
Lehman Brothers Holdings, Inc.	13,600	1,714
Marsh & McLennan Cos., Inc.	4,200	130
MBIA, Inc.	18,800	1,161
MBNA Corp.	29,650	794
Merrill Lynch & Co., Inc.	26,900	1,787
Metlife, Inc.	12,300	633
Mills Corp. (The) (ö)	1,300	56
Morgan Stanley	3,900	219
Nuveen Investments, Inc. Class A (Ñ)	23,900	991
Old Republic International Corp.	11,850	315
PNC Financial Services Group, Inc.	13,900	886
Principal Financial Group, Inc.	6,600	334
Radian Group, Inc.	1,500	85
St. Paul Travelers Cos., Inc. (The)	1,170	54
Torchmark Corp.	3,400	184
UnumProvident Corp. (Ñ)	34,800	766
US Bancorp	8,200	248
Ventas, Inc. (ö)	17,600	555
Wachovia Corp.	49,800	2,659
Washington Mutual, Inc.	29,500	1,215
Wells Fargo & Co.	35,500	2,231
		47,179
Health Care - 13.1%
Abbott Laboratories	30,800	1,161
Aetna, Inc.	11,100	1,027
AmerisourceBergen Corp.	15,100	1,213
Amgen, Inc. (Æ)	23,188	1,877
Barr Pharmaceuticals, Inc. (Æ)	500	29
Bausch & Lomb, Inc. (Ñ)	5,200	423
Baxter International, Inc.	3,000	117
Becton Dickinson & Co.	5,700	332
Cardinal Health, Inc.	7,200	460
Caremark Rx, Inc. (Æ)	200	10
Cigna Corp.	11,200	1,260
Edwards Lifesciences Corp. (Æ)(Ñ)	3,500	140
Eli Lilly & Co.	4,700	237
Express Scripts, Inc. (Æ)	1,800	152
Hospira, Inc. (Æ)	3,830	169

	Principal Amount ($) or Shares	Market Value $
Humana, Inc. (Æ)	19,000	871
Invitrogen Corp. (Æ)(Ñ)	10,400	693
Johnson & Johnson	69,830	4,312
King Pharmaceuticals, Inc. (Æ)	11,200	176
McKesson Corp.	28,100	1,413
Medtronic, Inc.	34,400	1,912
Merck & Co., Inc.	51,800	1,523
Pfizer, Inc.	189,955	4,027
St. Jude Medical, Inc. (Æ)	19,000	908
Thermo Electron Corp. (Æ)	26,600	821
UnitedHealth Group, Inc.	42,500	2,544
Watson Pharmaceuticals, Inc. (Æ)	20,900	697
WellPoint, Inc. (Æ)	17,900	1,375
Wyeth	6,600	274
		30,153
Industrials - 11.3%
3M Co.	28,500	2,237
Adesa, Inc. (Ñ)	5,500	131
Alliant Techsystems, Inc. (Æ)	300	23
Aramark Corp. Class B (Ñ)	5,000	129
Boeing Co.	2,200	150
Burlington Northern Santa Fe Corp.	300	20
Cendant Corp.	57,500	1,022
CSX Corp.	16,400	798
Cummins, Inc.	5,600	498
Danaher Corp.	23,300	1,293
Emerson Electric Co.	200	15
General Dynamics Corp.	12,300	1,406
General Electric Co.	223,000	7,965
Ingersoll-Rand Co., Ltd. Class A	8,200	325
L-3 Communications Holdings, Inc.	8,600	641
Landstar System, Inc.	800	34
Lockheed Martin Corp.	10,000	606
Masco Corp.	4,700	140
Raytheon Co.	18,000	691
Republic Services, Inc.	19,300	692
Textron, Inc.	9,300	734
Total System Services, Inc. (Ñ)	5,700	123
Tyco International, Ltd.	48,700	1,389
United Parcel Service, Inc. Class B	26,300	2,049
United Technologies Corp.	38,800	2,089
Waste Management, Inc.	23,200	694
Yellow Roadway Corp. (Æ)(Ñ)	2,500	118
		26,012

Disciplined Equity Fund

4

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - 16.2%
Apple Computer, Inc. (Æ)	10,700	726
Arrow Electronics, Inc. (Æ)	500	15
Automatic Data Processing, Inc.	18,600	874
BMC Software, Inc. (Æ)	53,800	1,102
Cisco Systems, Inc. (Æ)	185,900	3,261
Citrix Systems, Inc. (Æ)	16,600	451
Computer Associates International, Inc.	406	12
Computer Sciences Corp. (Æ)	6,200	311
Dell, Inc. (Æ)	75,700	2,283
EMC Corp. (Æ)	36,800	513
Fair Isaac Corp. (Ñ)	21,800	999
First Data Corp.	30,300	1,311
Google, Inc. Class A (Æ)	2,400	972
Hewlett-Packard Co.	23,963	711
IMS Health, Inc.	23,500	575
Intel Corp.	163,100	4,351
International Business Machines Corp.	44,300	3,938
Jabil Circuit, Inc. (Æ)	22,600	749
JDS Uniphase Corp. (Æ)(Ñ)	107,500	276
Lam Research Corp. (Æ)	10,100	379
McAfee, Inc. (Æ)	31,900	887
MEMC Electronic Materials, Inc. (Æ)(Ñ)	26,600	595
Mettler Toledo International, Inc. (Æ)	7,600	434
Microsoft Corp.	172,800	4,788
Motorola, Inc.	40,500	976
National Semiconductor Corp.	47,800	1,237
NCR Corp. (Æ)	300	10
Novell, Inc. (Æ)(Ñ)	35,700	278
Oracle Corp. (Æ)	46,900	590
Qualcomm, Inc.	10,700	487
Scientific-Atlanta, Inc.	3,000	127
Texas Instruments, Inc.	61,400	1,994
VeriSign, Inc. (Æ)(Ñ)	14,100	313
Waters Corp. (Æ)	11,600	455
Xerox Corp. (Æ)	9,800	139
		37,119
Materials - 2.6%
Crown Holdings, Inc. (Æ)	6,900	128
Freeport-McMoRan Copper & Gold, Inc. Class B	3,900	203
Martin Marietta Materials, Inc.	9,700	729
Monsanto Co.	20,700	1,517
Newmont Mining Corp. (Ñ)	5,800	267
Nucor Corp.	19,200	1,288
Phelps Dodge Corp. (Ñ)	9,700	1,316

	Principal Amount ($) or Shares	Market Value $
Rayonier, Inc. (ö)	306	12
Sealed Air Corp. (Æ)	10,400	538
		5,998
Telecommunication Services - 3.6%
Alltel Corp.	200	13
American Tower Corp. Class A (Æ)	1,800	49
AT&T, Inc.	111,041	2,766
BellSouth Corp.	2,000	55
CenturyTel, Inc.	7,300	242
Qwest Communications International, Inc. (Æ)(Ñ)	72,500	380
Sprint Nextel Corp.	78,266	1,960
Verizon Communications, Inc.	88,100	2,817
		8,282
Utilities - 3.5%
Centerpoint Energy, Inc. (Ñ)	36,100	477
CMS Energy Corp. (Æ)(Ñ)	22,900	320
Dominion Resources, Inc.	12,800	972
DPL, Inc.	10,600	271
Exelon Corp.	32,700	1,702
FirstEnergy Corp.	20,000	939
KeySpan Corp.	200	7
Northeast Utilities (Ñ)	4,100	76
PG&E Corp.	33,400	1,229
Southern Co. (The)	13,700	476
TXU Corp.	14,200	1,457
		7,926
Total Common Stocks (cost $201,462)		228,679
Short-Term Investments - 0.8%
AIM Short Term Investment Treasury Portfolio	1,531	2
Federated Investors Prime Cash Obligations Fund	1,666,321	1,666
United States Treasury Bills (ç)(ÿ)(§) 3.069% due 01/05/06	140	140
Total Short-Term Investments (cost $1,808)		1,808

Disciplined Equity Fund

5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands

	Principal Amount ($) or Shares	Market Value $
Other Securities - 5.7%
State Street Navigator Securities Prime Lending Portfolio (W)	13,155,074	13,155
Total Other Securities (cost $13,155)		13,155
Total Investments - 106.0% (identified cost $216,425)		243,642
Other Assets and Liabilities, Net - (6.0%)		(13,840)
Net Assets - 100.0%		229,802

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 12/05 (4)	1,251	50
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		50

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

6

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 18.0%
Aftermarket Technology Corp. (Æ)(Ñ)	90,877	1,863
American Axle & Manufacturing Holdings, Inc. (Ñ)	341,900	7,269
Arbitron, Inc.	167,600	6,469
Catalina Marketing Corp. (Ñ)	261,200	6,914
Children's Place Retail Stores, Inc. (The) (Æ)(Ñ)	123,891	6,145
CKE Restaurants, Inc. (Ñ)	427,800	5,395
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	572,200	9,802
Guess?, Inc. (Æ)(Ñ)	58,500	1,982
K-Swiss, Inc. Class A	183,500	5,731
Lin TV Corp. Class A (Æ)(Ñ)	85,700	1,121
Matthews International Corp. Class A (Ñ)	134,900	5,300
Men's Wearhouse, Inc. (The) (Æ)(Ñ)	55,249	1,619
Pacific Sunwear of California, Inc. (Æ)(Ñ)	263,204	6,964
Pantry, Inc. (The) (Æ)	236,502	9,720
Papa John's International, Inc. (Æ)(Ñ)	103,778	5,652
Payless Shoesource, Inc. (Æ)(Ñ)	302,400	6,910
Phillips-Van Heusen Corp. (Ñ)	215,000	7,286
RH Donnelley Corp. (Æ)(Ñ)	133,000	8,376
Scholastic Corp. (Æ)	110,800	3,686
Sotheby's Holdings Class A (Æ)(Ñ)	324,000	6,166
Sports Authority, Inc. (The) (Æ)(Ñ)	350,900	11,043
Stewart Enterprises, Inc. Class A (Æ)(Ñ)	449,900	2,294
Tupperware Corp. (Ñ)	100,100	2,309
William Lyon Homes, Inc. (Æ)(Ñ)	55,400	6,177
Wolverine World Wide, Inc. (Ñ)	123,700	2,687
Yankee Candle Co., Inc. (Ñ)	159,800	4,051
		142,931
Consumer Staples - 4.2%
Chattem, Inc. (Æ)(Ñ)	137,400	4,365
Chiquita Brands International, Inc. (Ñ)	216,200	4,497
Hansen Natural Corp. (Æ)(Ñ)	74,000	5,746
Longs Drug Stores Corp. (Ñ)	256,000	10,913
Nash Finch Co. (Ñ)	107,982	2,902
Parlux Fragrances, Inc. (Æ)(Ñ)	165,418	4,761
		33,184
Energy - 9.3%
Cal Dive International, Inc. (Æ)(Ñ)	72,800	5,286
Cimarex Energy Co. (Æ)	147,800	5,751
Forest Oil Corp. (Æ)(Ñ)	152,700	6,842
Frontier Oil Corp. (Ñ)	152,500	5,746
Giant Industries, Inc. (Æ)(Ñ)	87,400	4,689
Grey Wolf, Inc. (Æ)(Ñ)	783,300	5,883
Helmerich & Payne, Inc. (Ñ)	143,100	8,303
Lone Star Technologies, Inc. (Æ)(Ñ)	102,700	5,032
Meridian Resource Corp. (Æ)(Ñ)	509,300	2,098

	Principal Amount ($) or Shares	Market Value $
NS Group, Inc. (Æ)	183,500	7,535
Overseas Shipholding Group, Inc. (Ñ)	103,500	5,274
Swift Energy Co. (Æ)	121,100	5,594
Todco Class A (Ñ)	143,000	5,945
		73,978
Financials - 18.2%
Affiliated Managers Group, Inc. (Æ)(Ñ)	53,350	4,206
American Equity Investment Life Holding Co. (Ñ)	391,700	4,606
American Home Mortgage Investment Corp. (ö)(Ñ)	162,000	4,810
American Physicians Capital, Inc. (Æ)	44,400	2,018
AmerUs Group Co. (Ñ)	131,200	7,705
Arbor Realty Trust, Inc. (ö)(Ñ)	191,400	5,164
Asset Acceptance Capital Corp. (Æ)(Ñ)	73,400	1,498
BankAtlantic Bancorp, Inc. Class A (Ñ)	433,900	6,049
Bimini Mortgage Management, Inc. Class A (ö)(Ñ)	302,500	2,783
Capital Automotive REIT (ö)(Ñ)	154,000	5,949
Columbia Banking System, Inc. (Ñ)	23,640	682
Community Bank System, Inc. (Ñ)	49,700	1,196
Corus Bankshares, Inc. (Ñ)	126,900	7,459
Downey Financial Corp. (Ñ)	14,000	906
Financial Federal Corp. (Ñ)	192,200	7,769
FirstFed Financial Corp. (Æ)(Ñ)	141,474	7,405
FPIC Insurance Group, Inc. (Æ)(Ñ)	61,700	2,337
Hancock Holding Co. (Ñ)	52,009	2,001
Heritage Property Investment Trust (ö)(Ñ)	152,900	5,145
Highwoods Properties, Inc. (ö)(Ñ)	211,900	6,109
Independent Bank Corp. (Ñ)	212,734	6,205
Investment Technology Group, Inc. (Æ)(Ñ)	40,100	1,559
Irwin Financial Corp. (Ñ)	325,758	7,369
Kilroy Realty Corp. (ö)(Ñ)	105,300	6,486
LandAmerica Financial Group, Inc. (Ñ)	98,228	6,360
Mid-America Apartment Communities, Inc. (ö)	105,900	5,144
Ohio Casualty Corp.	53,400	1,581
ProAssurance Corp. (Æ)(Ñ)	120,000	5,974
Provident Bankshares Corp. (Ñ)	82,727	2,948
Santander BanCorp (Ñ)	18,200	490
Selective Insurance Group, Inc. (Ñ)	126,300	7,069
TierOne Corp. (Ñ)	60,778	1,822
Zenith National Insurance Corp. (Ñ)	122,500	5,807
		144,611
Health Care - 10.6%
Alkermes, Inc. (Æ)(Ñ)	520,500	9,463
Alpharma, Inc. Class A (Ñ)	292,500	7,728
Genesis HealthCare Corp. (Æ)(Ñ)	138,593	5,828
Greatbatch, Inc. (Æ)(Ñ)	113,200	3,281

Small Cap Fund

7

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Haemonetics Corp. (Æ)(Ñ)	272,800	13,948
Immunogen, Inc. (Æ)(Ñ)	533,500	2,950
LCA-Vision, Inc. (Ñ)	216,000	10,310
Medicines Co. (Æ)(Ñ)	240,200	4,388
Res-Care, Inc. (Æ)(Ñ)	128,100	2,217
Seattle Genetics, Inc. (Æ)(Ñ)	333,882	1,659
Sierra Health Services, Inc. (Æ)(Ñ)	87,200	6,821
Sybron Dental Specialties, Inc. (Æ)	220,600	9,649
United Therapeutics Corp. (Æ)(Ñ)	81,600	5,829
		84,071
Industrials - 14.9%
Alaska Air Group, Inc. (Æ)(Ñ)	238,000	8,385
Arkansas Best Corp. (Ñ)	71,300	2,940
Consolidated Graphics, Inc. (Æ)	74,700	3,824
Continental Airlines, Inc. Class B (Æ)(Ñ)	129,500	2,016
DRS Technologies, Inc.	146,800	7,252
ESCO Technologies, Inc. (Æ)(Ñ)	152,300	6,549
ExpressJet Holdings, Inc. (Æ)	296,200	2,583
Forward Air Corp. (Ñ)	187,550	7,211
Gardner Denver, Inc. (Æ)	113,300	5,529
Genlyte Group, Inc. (Æ)(Ñ)	152,700	8,047
Heartland Express, Inc. (Ñ)	249,743	5,322
Hub Group, Inc. Class A (Æ)	165,500	6,711
Kennametal, Inc. (Ñ)	155,100	8,498
Pacer International, Inc.	63,600	1,681
PHH Corp. (Æ)(Ñ)	199,900	5,769
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	110,200	4,223
Teledyne Technologies, Inc. (Æ)	183,562	6,010
Toro Co. (Ñ)	187,600	7,540
United Rentals, Inc. (Æ)(Ñ)	307,300	6,502
Walter Industries, Inc. (Ñ)	244,500	12,311
		118,903
Information Technology - 19.2%
Ansys, Inc. (Æ)(Ñ)	184,800	7,765
Arris Group, Inc. (Æ)(Ñ)	624,900	6,074
ATMI, Inc. (Æ)(Ñ)	90,770	2,597
Brightpoint, Inc. (Æ)(Ñ)	180,799	5,088
Brocade Communications Systems, Inc. (Æ)(Ñ)	1,556,400	6,801
Cabot Microelectronics Corp. (Æ)(Ñ)	77,900	2,409
Checkpoint Systems, Inc. (Æ)(Ñ)	192,194	4,603
CommScope, Inc. (Æ)(Ñ)	426,800	8,754
Emulex Corp. (Æ)(Ñ)	456,200	9,092
Filenet Corp. (Æ)(Ñ)	111,300	2,998
Genesis Microchip, Inc. (Æ)(Ñ)	93,400	2,092
Inter-Tel, Inc. (Ñ)	138,500	2,830
Intergraph Corp. (Æ)	186,500	8,956
Internet Security Systems, Inc. (Æ)(Ñ)	307,026	7,019
Ipass, Inc. (Æ)(Ñ)	446,400	3,027

	Principal Amount ($) or Shares	Market Value $
j2 Global Communications, Inc. (Æ)(Ñ)	149,200	7,121
Komag, Inc. (Æ)(Ñ)	246,800	8,623
MicroStrategy, Inc. Class A (Æ)(Ñ)	94,600	6,988
MRO Software, Inc. (Æ)	115,600	1,762
Omnivision Technologies, Inc. (Æ)(Ñ)	201,700	3,570
Packeteer, Inc. (Æ)(Ñ)	174,900	1,609
Palm, Inc. (Æ)(Ñ)	271,800	7,714
Photronics, Inc. (Æ)(Ñ)	149,453	2,373
Portalplayer, Inc. (Æ)(Ñ)	92,500	2,223
Radisys Corp. (Æ)(Ñ)	126,400	2,313
RSA Security, Inc. (Æ)(Ñ)	152,600	1,984
Sigmatel, Inc. (Æ)(Ñ)	165,100	2,404
WebEx Communications, Inc. (Æ)(Ñ)	174,075	4,145
Websense, Inc. (Æ)(Ñ)	156,400	10,158
Westell Technologies, Inc. Class A (Æ)(Ñ)	2,023,000	9,569
		152,661
Materials - 3.6%
Carpenter Technology Corp. (Ñ)	97,300	6,378
Century Aluminum Co. (Æ)	173,857	4,019
FMC Corp. (Æ)(Ñ)	129,400	6,880
Georgia Gulf Corp. (Ñ)	147,800	4,118
Silgan Holdings, Inc.	50,800	1,793
Terra Industries, Inc. (Æ)(Ñ)	368,700	2,216
Texas Industries, Inc. (Ñ)	58,100	2,898
		28,302
Telecommunication Services - 0.5%
Premiere Global Services, Inc. (Æ)(Ñ)	410,867	3,106
Talk America Holdings, Inc. (Æ)(Ñ)	73,991	711
		3,817
Utilities - 1.2%
Cleco Corp. (Ñ)	169,100	3,734
El Paso Electric Co. (Æ)(Ñ)	76,000	1,644
Energen Corp.	126,251	4,633
		10,011
Total Common Stocks (cost $658,390)		792,469
Short-Term Investments - 0.4%
Federated Investors Prime Cash Obligations Fund	3,328,221	3,328
United States Treasury Bills (ÿ)(§) 3.800% due 02/02/06	50	50
3.820% due 02/02/06	75	74
Total Short-Term Investments (cost $3,452)		3,452

Small Cap Fund

8

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands

	Principal Amount ($) or Shares	Market Value $
Other Securities - 25.5%
State Street Navigator Securities Prime Lending Portfolio (W)	202,782,468	202,782
Total Other Securities (cost $202,782)		202,782
Total Investments - 125.6% (identified cost $864,624)		998,703
Other Assets and Liabilities, Net - (25.6%)		(203,481)
Net Assets - 100.0%		795,222

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index expiration date 12/05 (4)	271	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(1)

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

9

SSgA
Core Opportunities Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Consumer Discretionary - 9.2%
eBay, Inc. (Æ)	68,800	3,083
Hilton Hotels Corp.	86,400	1,894
Kohl's Corp. (Æ)	48,800	2,245
Station Casinos, Inc. (Ñ)	23,200	1,608
Target Corp.	30,000	1,605
Time Warner, Inc.	160,500	2,886
		13,321
Consumer Staples - 8.6%
Alberto-Culver Co. (Ñ)	31,900	1,387
Coca-Cola Co. (The)	85,200	3,637
Colgate-Palmolive Co.	51,600	2,813
Procter & Gamble Co.	42,217	2,415
Walgreen Co.	47,900	2,188
		12,440
Energy - 10.9%
Burlington Resources, Inc.	34,300	2,478
ConocoPhillips	26,300	1,591
EOG Resources, Inc.	35,800	2,569
Halliburton Co.	26,800	1,706
Nabors Industries, Ltd. (Æ)	38,700	2,709
Noble Corp.	45,200	3,258
Peabody Energy Corp.	17,000	1,341
		15,652
Financials - 20.3%
Aflac, Inc.	63,800	3,062
American International Group, Inc.	34,200	2,296
Bank of America Corp.	84,900	3,896
Citigroup, Inc.	80,900	3,928
Commerce Bancorp, Inc. (Ñ)	64,800	2,183
Franklin Resources, Inc.	29,500	2,740
Goldman Sachs Group, Inc.	11,200	1,444
Moody's Corp.	44,546	2,680
Morgan Stanley	58,600	3,283
Wells Fargo & Co.	60,200	3,784
		29,296
Health Care - 15.8%
Amgen, Inc. (Æ)	45,600	3,690
Community Health Systems, Inc. (Æ)(Ñ)	63,400	2,542
Eli Lilly & Co.	20,700	1,045
Genzyme Corp. (Æ)	26,800	1,992
Johnson & Johnson	35,100	2,168
Medco Health Solutions, Inc. (Æ)	39,800	2,135
Medtronic, Inc.	56,400	3,134
Pfizer, Inc.	174,600	3,702
UnitedHealth Group, Inc.	40,300	2,412
		22,820

	Principal Amount ($) or Shares	Market Value $
Industrials - 11.3%
Danaher Corp.	47,700	2,647
General Dynamics Corp.	26,000	2,972
General Electric Co.	209,200	7,473
Goodrich Corp. (Ñ)	44,700	1,722
Rockwell Automation, Inc.	27,400	1,546
		16,360
Information Technology - 18.3%
Apple Computer, Inc. (Æ)	55,900	3,791
Automatic Data Processing, Inc.	45,200	2,124
Cisco Systems, Inc. (Æ)	175,600	3,080
Cognos, Inc. (Æ)(Ñ)	30,500	1,023
Electronic Arts, Inc. (Æ)	40,000	2,254
EMC Corp. (Æ)	182,400	2,541
Intel Corp.	112,000	2,988
Microsoft Corp.	124,700	3,456
Motorola, Inc.	130,100	3,134
Qualcomm, Inc.	42,500	1,933
		26,324
Materials - 2.0%
Dow Chemical Co. (The)	33,800	1,530
Rohm & Haas Co.	31,100	1,362
		2,892
Telecommunication Services - 2.1%
Alltel Corp. (Ñ)	24,700	1,650
Sprint Nextel Corp.	55,100	1,380
		3,030
Utilities - 1.0%
PG&E Corp.	40,000	1,471
Total Common Stocks (cost $121,604)		143,606
Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	832,961	833
Total Short-Term Investments (cost $833)		833

Core Opportunities Fund

10

SSgA
Core Opportunities Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 6.0%
State Street Navigator Securities Prime Lending Portfolio (W)	8,714,650	8,715
Total Other Securities (cost $8,715)		8,715
Total Investments - 106.1% (identified cost $131,152)		153,154
Other Assets and Liabilities, Net - (6.1%)		(8,749)
Net Assets - 100.0%		144,405

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund

11

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Apartments - 18.8%
Apartment Investment & Management Co. Class A (ö)(Ñ)	52,592	2,037
Archstone-Smith Trust (ö)	150,466	6,291
AvalonBay Communities, Inc. (ö)	77,850	7,120
Camden Property Trust (ö)	56,826	3,353
Equity Residential (ö)	168,602	6,872
Essex Property Trust, Inc. (ö)	28,301	2,595
		28,268
Diversified - 7.5%
St. Joe Co. (The) (Ñ)	36,476	2,422
Vornado Realty Trust (ö)	104,631	8,930
		11,352
Hotels/Leisure - 8.2%
Host Marriott Corp. (ö)	289,824	5,188
LaSalle Hotel Properties (ö)	92,565	3,116
Starwood Hotels & Resorts Worldwide, Inc. (ö)	43,585	2,637
Strategic Hotel Capital, Inc. (ö)	79,592	1,470
		12,411
Industrial - 9.4%
Centerpoint Properties Trust (ö)(Ñ)	67,376	3,078
ProLogis (ö)	242,849	11,016
		14,094
Office - 20.8%
Boston Properties, Inc. (ö)	106,108	7,980
Brookfield Properties Corp.	97,634	2,910
CarrAmerica Realty Corp. (ö)(Ñ)	70,938	2,504
Corporate Office Properties Trust (ö)(Ñ)	93,608	3,377
Equity Office Properties Trust (ö)	228,506	7,125
Reckson Associates Realty Corp. (ö)(Ñ)	87,955	3,231
SL Green Realty Corp. (ö)	56,921	4,204
		31,331
Regional Malls - 17.6%
General Growth Properties, Inc. (ö)	229,065	10,450
Mills Corp. (The) (ö)	31,227	1,340
Simon Property Group, Inc. (ö)	188,999	14,611
		26,401

	Principal Amount ($) or Shares	Market Value $
Storage - 4.5%
Public Storage, Inc. (ö)	96,082	6,783
Shopping Centers - 12.4%
Acadia Realty Trust (ö)(Ñ)	96,012	1,966
Developers Diversified Realty Corp. (ö)	111,043	5,030
Kimco Realty Corp. (ö)	163,000	5,127
Pan Pacific Retail Properties, Inc. (ö)	44,393	2,988
Regency Centers Corp. (ö)(Ñ)	60,264	3,498
		18,609
Total Common Stocks (cost $88,030)		149,249
Short-Term Investments - 0.9%
AIM Short Term Investment Prime Portfolio	75	—	±
Federated Investors Prime Cash Obligations Fund	1,293,106	1,293
Total Short-Term Investments (cost $1,293)		1,293
Other Securities - 6.8%
State Street Navigator Securities Prime Lending Portfolio (W)	10,221,003	10,221
Total Other Securities (cost $10,221)		10,221
Total Investments - 106.9% (identified cost $99,544)		160,763
Other Assets and Liabilities, Net - (6.9%)		(10,374)
Net Assets - 100.0%		150,389

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

12

SSgA
Aggressive Equity Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 14.8%
Darden Restaurants, Inc.	51,400	1,839
Lear Corp. (Ñ)	53,500	1,489
Meritage Homes Corp. (Æ)	22,200	1,476
Nike, Inc. Class B	9,100	776
Scotts Miracle-Gro Co. (The) Class A	10,800	507
Staples, Inc.	53,700	1,241
Toll Brothers, Inc. (Æ)	7,500	258
Walt Disney Co.	21,900	546
		8,132
Consumer Staples - 3.4%
Altria Group, Inc.	2,800	204
Coca-Cola Enterprises, Inc.	29,900	575
Dean Foods Co. (Æ)	700	27
Kellogg Co.	4,300	189
Loews Corp. (Ñ)	4,000	161
Procter & Gamble Co.	12,400	709
		1,865
Energy - 9.2%
Exxon Mobil Corp.	14,600	847
Sunoco, Inc.	21,600	1,668
Todco Class A	42,000	1,746
Valero Energy Corp.	8,300	798
		5,059
Financials - 21.0%
Allstate Corp. (The)	9,800	550
Bank of America Corp.	48,800	2,240
Bear Stearns Cos., Inc. (The)	15,200	1,687
Capital One Financial Corp.	5,500	457
Citigroup, Inc.	18,400	893
CompuCredit Corp. (Æ)(Ñ)	13,800	539
Countrywide Financial Corp.	33,498	1,166
First Horizon National Corp. (Ñ)	9,900	385
FirstFed Financial Corp. (Æ)(Ñ)	500	26
Genworth Financial, Inc. Class A	9,600	331
Hartford Financial Services Group, Inc.	17,000	1,485
National City Corp.	20,500	695
Prudential Financial, Inc.	4,800	372
UnionBanCal Corp.	6,600	457
Wachovia Corp.	5,400	288
		11,571
Health Care - 12.2%
Amgen, Inc. (Æ)	3,700	300
Applera Corp. - Applied Biosystems Group	9,900	273
Biogen Idec, Inc. (Æ)	3,700	158
Cigna Corp.	3,300	371

	Principal Amount ($) or Shares	Market Value $
Health Net, Inc. (Æ)	17,400	888
Johnson & Johnson	29,100	1,797
King Pharmaceuticals, Inc. (Æ)	94,400	1,485
McKesson Corp.	13,500	679
Merck & Co., Inc.	26,500	779
		6,730
Industrials - 11.4%
Pinnacle Airlines Corp. (Æ)(Ñ)	160,900	1,118
Raytheon Co.	41,000	1,575
USG Corp. (Æ)(Ñ)	17,000	1,041
Walter Industries, Inc. (Ñ)	21,000	1,057
Yellow Roadway Corp. (Æ)(Ñ)	30,900	1,456
		6,247
Information Technology - 21.0%
Apple Computer, Inc. (Æ)	34,800	2,360
Cisco Systems, Inc. (Æ)	9,300	163
Computer Associates International, Inc.	21	1
Emulex Corp. (Æ)	37,900	755
Global Payments, Inc.	34,400	1,506
Intel Corp.	84,100	2,244
International Business Machines Corp.	2,700	240
Microsoft Corp.	55,300	1,532
Motorola, Inc.	13,300	321
Oracle Corp. (Æ)	123,100	1,547
Tekelec, Inc. (Æ)(Ñ)	21,700	282
Texas Instruments, Inc.	16,800	546
Waters Corp. (Æ)	1,200	47
		11,544
Materials - 2.1%
Phelps Dodge Corp.	8,200	1,112
Rohm & Haas Co.	1,500	66
		1,178
Utilities - 4.6%
Exelon Corp.	15,400	801
TXU Corp.	16,600	1,704
		2,505
Total Common Stocks (cost $47,493)		54,831
Short-Term Investments - 0.3%
Federated Investors Prime Cash Obligations Fund	173,986	174
Total Short-Term Investments (cost $174)		174

Aggressive Equity Fund

13

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 11.5%
State Street Navigator Securities Prime Lending Portfolio (W)	6,354,199	6,354
Total Other Securities (cost $6,354)		6,354
Total Investments - 111.5% (identified cost $54,021)		61,359
Other Assets and Liabilities, Net - (11.5%)		(6,339)
Net Assets - 100.0%		55,020

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund

14

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Consumer Discretionary - 11.4%
Bed Bath & Beyond, Inc. (Æ)	5,100	218
Best Buy Co., Inc.	8,325	402
Black & Decker Corp.	5,400	474
Brunswick Corp.	4,700	185
Coach, Inc. (Æ)	16,976	584
Comcast Corp. Class A (Æ)	26,244	693
DIRECTV Group, Inc. (The) (Æ)	19,411	256
DR Horton, Inc.	5,100	181
eBay, Inc. (Æ)	22,400	1,004
Ethan Allen Interiors, Inc. (Ñ)	10,200	380
Family Dollar Stores, Inc. (Ñ)	8,500	191
Federated Department Stores, Inc.	8,134	524
Ford Motor Co. (Ñ)	33,321	271
Gap, Inc. (The)	9,500	165
General Motors Corp. (Ñ)	6,480	142
Harley-Davidson, Inc.	11,100	598
Home Depot, Inc.	32,900	1,375
JC Penney Co., Inc.	7,900	414
Johnson Controls, Inc.	8,000	556
Knight-Ridder, Inc. (Ñ)	6,000	362
Kohl's Corp. (Æ)	8,200	377
Koninklijke Philips Electronics NV	6,389	178
Leggett & Platt, Inc.	7,700	181
Liberty Media Corp. Class A (Æ)	26,792	206
Lowe's Cos., Inc.	11,900	803
Marriott International, Inc. Class A	7,300	472
McDonald's Corp.	18,000	609
Meredith Corp. (Ñ)	6,300	321
New York Times Co. Class A (Ñ)	15,400	423
Newell Rubbermaid, Inc.	14,600	337
News Corp. Class A	20,400	302
Nordstrom, Inc.	4,600	170
Office Depot, Inc. (Æ)	6,200	184
Omnicom Group, Inc.	2,100	178
Sears Holdings Corp. (Æ)	4,039	465
Sherwin-Williams Co. (The)	5,700	250
Staples, Inc.	10,900	252
Starbucks Corp. (Æ)	8,600	262
Starwood Hotels & Resorts Worldwide, Inc. (ö)	9,400	569
Target Corp.	18,900	1,011
Tiffany & Co.	10,500	427
Time Warner, Inc.	68,250	1,227
Tribune Co. (Ñ)	18,807	601
Viacom, Inc. Class B	28,403	949
Walt Disney Co.	53,200	1,326
Washington Post, Inc. (The) Class B	521	384
Whirlpool Corp.	4,900	401
		21,840

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 9.9%
Altria Group, Inc.	41,800	3,043
Anheuser-Busch Cos., Inc.	27,200	1,190
Archer-Daniels-Midland Co.	18,330	432
Campbell Soup Co.	14,800	447
Coca-Cola Co. (The)	42,200	1,801
ConAgra Foods, Inc.	21,300	458
Costco Wholesale Corp.	12,900	645
CVS Corp.	12,500	338
Dean Foods Co. (Æ)	6,600	252
Kellogg Co.	8,700	383
Kimberly-Clark Corp.	14,300	843
Kraft Foods, Inc. Class A (Ñ)	5,470	158
Kroger Co. (The) (Æ)	24,800	483
PepsiCo, Inc.	33,940	2,009
Procter & Gamble Co.	66,300	3,792
Safeway, Inc.	18,600	432
Sara Lee Corp.	36,430	658
Supervalu, Inc.	8,500	278
Sysco Corp.	19,900	643
Walgreen Co.	13,300	608
		18,893
Energy - 9.4%
Anadarko Petroleum Corp.	2,900	263
Apache Corp.	4,400	287
Baker Hughes, Inc.	6,200	356
BP PLC - ADR	4,168	274
Burlington Resources, Inc.	6,300	455
Chevron Corp.	47,329	2,713
ConocoPhillips	19,300	1,168
Devon Energy Corp.	7,100	427
El Paso Corp. (Ñ)	13,400	147
EOG Resources, Inc.	4,800	344
Exxon Mobil Corp.	116,768	6,776
Halliburton Co. (Ñ)	9,200	586
Marathon Oil Corp.	4,000	237
Occidental Petroleum Corp.	2,200	175
Royal Dutch Shell PLC Class A	4,200	259
Schlumberger, Ltd.	16,900	1,618
Transocean, Inc. (Æ)	13,564	866
Valero Energy Corp.	5,300	510
Williams Cos., Inc.	10,900	234
XTO Energy, Inc.	7,800	317
		18,012
Financials - 19.2%
Aegon NV	36,211	571
Aflac, Inc.	7,400	355
Allstate Corp. (The)	6,300	353
American Express Co.	16,700	859
American Financial Group, Inc. (Ñ)	18,800	698
American International Group, Inc.	40,374	2,711

IAM SHARES Fund

15

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ameriprise Financial, Inc.	3,340	140
AmSouth Bancorp	6,600	175
AON Corp.	5,900	215
Archstone-Smith Trust (ö)	4,900	205
Bank of America Corp.	60,788	2,790
Bank of New York Co., Inc. (The)	12,400	402
BB&T Corp.	7,100	302
Bear Stearns Cos., Inc. (The)	1,600	178
Capital One Financial Corp.	5,200	432
Charles Schwab Corp. (The)	23,200	354
Citigroup, Inc.	108,266	5,256
Countrywide Financial Corp.	10,600	369
E*Trade Financial Corp. (Æ)	12,400	242
Fannie Mae	14,700	706
Fifth Third Bancorp	8,100	326
Franklin Resources, Inc.	2,100	195
Freddie Mac	8,600	537
Golden West Financial Corp.	5,200	337
Goldman Sachs Group, Inc.	6,900	890
Hartford Financial Services Group, Inc.	3,900	341
HSBC Holdings PLC - ADR (Ñ)	6,217	497
Janus Capital Group, Inc. (Ñ)	28,900	554
JPMorgan Chase & Co.	53,686	2,053
KeyCorp	5,000	166
Lehman Brothers Holdings, Inc.	4,200	529
M&T Bank Corp.	1,600	173
Marsh & McLennan Cos., Inc.	9,000	278
Marshall & Ilsley Corp. (Ñ)	4,400	189
MBNA Corp.	21,450	574
Mellon Financial Corp.	8,300	279
Merrill Lynch & Co., Inc.	12,400	824
Metlife, Inc.	9,800	504
Moody's Corp.	3,900	235
Morgan Stanley	16,300	913
National City Corp.	7,400	251
North Fork BanCorporation, Inc.	13,050	352
Northern Trust Corp.	4,200	221
Plum Creek Timber Co., Inc. (ö)	5,000	195
PNC Financial Services Group, Inc.	3,500	223
Progressive Corp. (The)	3,000	369
ProLogis (ö)	4,800	218
Prudential Financial, Inc.	6,300	488
Simon Property Group, Inc. (ö)	4,600	356
SLM Corp.	6,300	331
Sovereign Bancorp, Inc.	8,900	195
St. Paul Travelers Cos., Inc. (The)	19,383	902
SunTrust Banks, Inc.	3,600	262
Synovus Financial Corp.	8,200	231
US Bancorp	28,212	854
Vornado Realty Trust (ö)	2,800	239
Wachovia Corp.	22,900	1,223

	Principal Amount ($) or Shares	Market Value $
Washington Mutual, Inc.	15,050	620
Wells Fargo & Co.	24,000	1,508
		36,745
Health Care - 11.8%
Abbott Laboratories	19,200	724
Aetna, Inc.	5,200	481
Allergan, Inc.	2,100	210
Amgen, Inc. (Æ)	18,972	1,535
Applera Corp. - Applied Biosystems Group (Ñ)	17,800	491
Baxter International, Inc.	22,800	887
Biogen Idec, Inc. (Æ)	5,800	248
Boston Scientific Corp. (Æ)	11,800	313
Bristol-Myers Squibb Co.	21,400	462
Cardinal Health, Inc.	4,700	301
Caremark Rx, Inc. (Æ)	9,200	473
Cigna Corp.	2,200	248
Coventry Health Care, Inc. (Æ)	3,900	232
Edwards Lifesciences Corp. (Æ)	7,900	316
Eli Lilly & Co.	16,200	818
Express Scripts, Inc. (Æ)	3,600	304
Fisher Scientific International, Inc. (Æ)	5,600	361
Forest Laboratories, Inc. (Æ)	5,700	223
Genzyme Corp. (Æ)	3,800	283
Gilead Sciences, Inc. (Æ)	6,800	345
Guidant Corp. (Ñ)	4,800	296
HCA, Inc.	5,300	270
Humana, Inc. (Æ)	4,700	215
Invitrogen Corp. (Æ)	4,012	267
Johnson & Johnson	39,600	2,445
McKesson Corp.	4,600	231
Medco Health Solutions, Inc. (Æ)	6,862	368
Medtronic, Inc.	13,300	739
Merck & Co., Inc.	49,200	1,447
Pfizer, Inc.	118,245	2,507
Schering-Plough Corp.	38,000	734
St. Jude Medical, Inc. (Æ)	5,200	248
Steris Corp.	11,400	286
UnitedHealth Group, Inc.	21,300	1,275
WellPoint, Inc. (Æ)	11,000	845
Wyeth	19,200	798
Zimmer Holdings, Inc. (Æ)	3,170	199
		22,425
Industrials - 14.1%
3M Co.	19,600	1,538
Actuant Corp. Class A (Ñ)	3,900	207
Boeing Co.	16,400	1,118
Caterpillar, Inc.	17,400	1,005
Cendant Corp.	34,800	618
CSX Corp.	5,000	243

IAM SHARES Fund

16

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Danaher Corp.	12,500	694
Deere & Co.	5,500	381
Dover Corp.	13,200	534
Eaton Corp.	7,800	497
Emerson Electric Co.	14,500	1,096
FedEx Corp.	2,300	225
General Dynamics Corp.	6,500	743
General Electric Co.	196,700	7,026
Honeywell International, Inc.	20,362	744
Illinois Tool Works, Inc.	9,504	839
Kansas City Southern (Æ)(Ñ)	8,550	214
L-3 Communications Holdings, Inc.	4,800	358
Lockheed Martin Corp.	6,900	418
Manpower, Inc.	6,300	293
Masco Corp.	18,800	560
Norfolk Southern Corp.	12,800	566
Northrop Grumman Corp.	11,300	648
Paccar, Inc.	6,300	453
Raytheon Co.	11,500	442
Rockwell Automation, Inc.	4,200	237
Rockwell Collins, Inc.	4,200	192
Ryder System, Inc.	7,500	318
Siemens AG - ADR	2,700	204
Southwest Airlines Co.	28,225	466
Tyco International, Ltd.	36,700	1,047
Union Pacific Corp.	7,200	551
United Parcel Service, Inc. Class B	10,614	827
United Technologies Corp.	20,600	1,109
Waste Management, Inc.	19,900	595
		27,006
Information Technology - 14.5%
Adobe Systems, Inc.	8,200	267
Advanced Micro Devices, Inc. (Æ)(Ñ)	10,300	270
Agilent Technologies, Inc. (Æ)	7,500	267
Amphenol Corp. Class A	7,700	322
Analog Devices, Inc.	6,800	258
Apple Computer, Inc. (Æ)	14,800	1,004
Applied Materials, Inc.	26,800	485
Autodesk, Inc.	6,200	259
Broadcom Corp. Class A (Æ)	6,300	293
Cisco Systems, Inc. (Æ)	110,200	1,933
Computer Sciences Corp. (Æ)	11,400	573
Corning, Inc. (Æ)	24,400	494
Dell, Inc. (Æ)	37,900	1,143
Electronic Arts, Inc. (Æ)	5,000	282
Electronic Data Systems Corp.	8,500	196
EMC Corp. (Æ)	38,600	538
First Data Corp.	10,036	434
Freescale Semiconductor, Inc. Class B (Æ)	7,738	200

	Principal Amount ($) or Shares	Market Value $
Hewlett-Packard Co.	46,232	1,372
Intel Corp.	103,600	2,764
International Business Machines Corp.	24,600	2,187
KLA-Tencor Corp.	4,400	225
Lucent Technologies, Inc. (Æ)(Ñ)	76,295	213
Maxim Integrated Products, Inc.	6,400	234
Micron Technology, Inc. (Æ)	13,500	192
Microsoft Corp.	172,800	4,788
Motorola, Inc.	36,600	882
National Semiconductor Corp.	8,400	217
Network Appliance, Inc. (Æ)	7,900	230
Oracle Corp. (Æ)	84,100	1,057
Qualcomm, Inc.	25,200	1,146
Sun Microsystems, Inc. (Æ)	57,900	218
Symantec Corp. (Æ)	21,145	374
Texas Instruments, Inc.	25,900	841
Xerox Corp. (Æ)	33,300	473
Xilinx, Inc.	7,000	185
Yahoo!, Inc. (Æ)	23,000	925
		27,741
Materials - 2.5%
Air Products & Chemicals, Inc.	6,000	355
Alcoa, Inc.	14,800	406
Dow Chemical Co. (The)	22,888	1,036
EI Du Pont de Nemours & Co.	6,200	265
Georgia-Pacific Corp.	9,800	463
International Paper Co.	13,773	434
Martin Marietta Materials, Inc. (Ñ)	3,700	278
Newmont Mining Corp. (Ñ)	6,200	286
Rohm & Haas Co.	7,236	317
Temple-Inland, Inc. (Ñ)	8,600	360
Weyerhaeuser Co.	8,100	537
		4,737
Telecommunication Services - 2.8%
Alltel Corp.	3,500	234
AT&T, Inc.	50,699	1,263
BellSouth Corp.	18,000	491
Sprint Nextel Corp.	48,889	1,224
Verizon Communications, Inc.	63,772	2,039
		5,251
Utilities - 2.8%
AES Corp. (The) (Æ)	19,300	304
Ameren Corp.	2,900	152
American Electric Power Co., Inc.	6,900	252
Cinergy Corp.	4,000	164
Constellation Energy Group, Inc.	4,100	217
Dominion Resources, Inc.	3,500	266
Duke Energy Corp.	12,300	330

IAM SHARES Fund

17

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Edison International	6,900	311
Entergy Corp.	2,900	203
Exelon Corp.	12,200	635
FirstEnergy Corp.	5,500	258
FPL Group, Inc.	6,600	280
PG&E Corp. (Ñ)	7,900	291
PPL Corp.	7,400	218
Public Service Enterprise Group, Inc.	5,200	326
Sempra Energy	4,000	176
Southern Co. (The)	7,100	247
TXU Corp.	7,100	729
		5,359
Total Common Stocks (cost $178,804)		188,009
Short-Term Investments - 1.4%
AIM Short Term Investment Prime Portfolio	2,457,789	2,458
American Beacon Money Market Fund	92,856	93
United States Treasury Bills (ç)(ÿ)(§) 3.370% due 12/08/05	210	210
Total Short-Term Investments (cost $2,761)		2,761
Other Securities - 4.5%
State Street Navigator Securities Prime Lending Portfolio (W)	8,534,145	8,534
Total Other Securities (cost $8,534)		8,534
Total Investments - 104.3% (identified cost $190,099)		199,304
Other Assets and Liabilities, Net - (4.3%)		(8,209)
Net Assets - 100.0%		191,095

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 12/05 (10)	3,128	24
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		24

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

18

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Consumer Discretionary - 12.9%
Chico's FAS, Inc. (Æ)	6,400	282
Coach, Inc. (Æ)	8,200	282
eBay, Inc. (Æ)	10,700	479
Hilton Hotels Corp.	15,500	340
Kohl's Corp. (Æ)	7,300	336
Station Casinos, Inc.	3,200	222
Target Corp.	5,300	284
Time Warner, Inc.	17,500	315
		2,540
Consumer Staples - 10.5%
Alberto-Culver Co.	4,300	187
Avon Products, Inc.	9,500	260
Coca-Cola Co. (The)	10,400	444
Procter & Gamble Co.	9,402	538
Walgreen Co.	9,800	448
Whole Foods Market, Inc.	1,300	191
		2,068
Energy - 4.9%
EOG Resources, Inc.	2,900	208
Nabors Industries, Ltd. (Æ)	3,400	238
Noble Corp.	4,600	332
Peabody Energy Corp.	2,300	181
		959
Financials - 8.0%
Aflac, Inc.	6,000	288
Chicago Mercantile Exchange Holdings, Inc.	500	177
Commerce Bancorp, Inc.	7,700	259
Franklin Resources, Inc.	2,400	223
Goldman Sachs Group, Inc.	1,700	219
Moody's Corp.	3,400	205
Morgan Stanley	3,800	213
		1,584
Health Care - 21.5%
Amgen, Inc. (Æ)	8,000	647
Community Health Systems, Inc. (Æ)	8,100	325
Eli Lilly & Co.	5,200	263
Genzyme Corp. (Æ)	5,200	387
Johnson & Johnson	12,600	778
Medco Health Solutions, Inc. (Æ)	5,500	295
Medtronic, Inc.	10,600	589

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc.	12,100	256
UnitedHealth Group, Inc.	11,700	700
		4,240
Industrials - 11.6%
General Dynamics Corp.	2,800	320
General Electric Co.	31,600	1,129
Goodrich Corp.	7,800	300
Rockwell Automation, Inc.	5,000	282
Roper Industries, Inc.	6,800	268
		2,299
Information Technology - 27.9%
Apple Computer, Inc. (Æ)	7,500	509
Cisco Systems, Inc. (Æ)	31,200	547
Cognos, Inc. (Æ)	5,700	191
Dell, Inc. (Æ)	9,000	271
Electronic Arts, Inc. (Æ)	5,900	333
EMC Corp. (Æ)	32,500	453
Google, Inc. Class A (Æ)	600	243
Intel Corp.	27,500	734
MEMC Electronic Materials, Inc. (Æ)	16,100	360
Microsoft Corp.	29,500	817
Motorola, Inc.	21,300	513
Qualcomm, Inc.	11,600	528
		5,499
Materials - 1.8%
Monsanto Co.	4,900	359
Total Common Stocks (cost $17,531)		19,548
Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	200,463	200
Total Short-Term Investments (cost $200)		200
Total Investments - 100.1% (identified cost $17,731)		19,748
Other Assets and Liabilities, Net - (0.1%)		(23)
Net Assets - 100.0%		19,725

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Growth Opportunities Fund

19

SSgA
Large Cap Value Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Consumer Discretionary - 11.2%
Barnes & Noble, Inc.	5,900	238
Darden Restaurants, Inc.	7,300	261
Federated Department Stores, Inc.	3,800	245
Ford Motor Co.	17,700	144
Lear Corp.	7,000	195
Meritage Homes Corp. (Æ)	1,800	120
Scotts Miracle-Gro Co. (The) Class A	3,000	141
Sherwin-Williams Co. (The)	200	9
Time Warner, Inc.	9,500	171
Viacom, Inc. Class B	1,600	53
Walt Disney Co.	9,400	234
		1,811
Consumer Staples - 3.6%
Altria Group, Inc.	1,200	88
Kimberly-Clark Corp.	2,100	124
Loews Corp.	3,800	153
Pepsi Bottling Group, Inc.	3,500	103
Supervalu, Inc.	3,400	111
		579
Energy - 14.9%
Chevron Corp.	4,100	235
Exxon Mobil Corp.	15,100	876
Kerr-McGee Corp.	3,100	268
Marathon Oil Corp.	3,850	228
Occidental Petroleum Corp.	3,100	246
Sunoco, Inc.	3,750	290
Valero Energy Corp.	2,800	269
		2,412
Financials - 35.6%
Allstate Corp. (The)	4,300	241
Assurant, Inc.	2,100	93
Bank of America Corp.	13,200	606
Bear Stearns Cos., Inc. (The)	2,500	277
Capital One Financial Corp.	3,600	299
Chubb Corp.	3,200	310
Citigroup, Inc.	8,600	417
Countrywide Financial Corp.	7,810	272
Downey Financial Corp.	3,800	246
First American Corp.	3,700	174
Golden West Financial Corp.	2,900	188
Goldman Sachs Group, Inc.	1,000	129
JPMorgan Chase & Co.	4,524	173
KeyCorp	4,900	162
Lehman Brothers Holdings, Inc.	2,600	328
Merrill Lynch & Co., Inc.	1,100	73
Metlife, Inc.	5,300	273

	Principal Amount ($) or Shares	Market Value $
National City Corp.	2,900	98
Principal Financial Group, Inc.	4,200	213
SunTrust Banks, Inc.	2,800	204
Thornburg Mortgage, Inc. (ö)	2,100	56
US Bancorp	8,300	251
Washington Mutual, Inc.	8,060	332
Wells Fargo & Co.	2,300	144
WR Berkley Corp.	3,875	181
Zenith National Insurance Corp.	700	33
		5,773
Health Care - 7.4%
AmerisourceBergen Corp.	3,300	265
Cigna Corp.	2,700	304
Invitrogen Corp. (Æ)	900	60
McKesson Corp.	1,700	85
Merck & Co., Inc.	8,900	262
Pfizer, Inc.	10,600	225
		1,201
Industrials - 7.8%
Burlington Northern Santa Fe Corp.	3,700	245
CNF, Inc.	3,500	200
Cummins, Inc.	1,100	98
Lockheed Martin Corp.	4,000	242
PHH Corp. (Æ)	1,200	35
Textron, Inc.	1,500	118
USG Corp. (Æ)	3,700	226
Yellow Roadway Corp. (Æ)	2,100	99
		1,263
Information Technology - 4.6%
Apple Computer, Inc. (Æ)	4,600	312
International Business Machines Corp.	2,950	262
McAfee, Inc. (Æ)	6,200	173
		747
Materials - 2.7%
Eastman Chemical Co.	1,500	83
FMC Corp. (Æ)	1,200	64
Louisiana-Pacific Corp.	3,600	97
Phelps Dodge Corp.	1,500	203
		447
Telecommunication Services - 6.2%
AT&T, Inc.	11,013	274
BellSouth Corp.	1,200	33
Sprint Nextel Corp.	15,700	393
Verizon Communications, Inc.	9,400	301
		1,001

Large Cap Value Fund

20

SSgA
Large Cap Value Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 4.8%
Constellation Energy Group, Inc.	2,200	116
DTE Energy Co.	1,300	57
PPL Corp.	2,300	68
Sempra Energy	6,100	268
TXU Corp.	2,700	277
		786
Total Common Stocks (cost $13,892)		16,020
Short-Term Investments - 1.1%
SSgA Prime Money Market Fund	175,296	175
Total Short-Term Investments (cost $175)		175
Total Investments - 99.9% (identified cost $14,067)		16,195
Other Assets and Liabilities, Net - 0.1%		9
Net Assets - 100.0%		16,204

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund

21

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.4%
Consumer Discretionary - 13.2%
Aeropostale, Inc. (Æ)	2,200	55
Aftermarket Technology Corp. (Æ)	2,400	49
Alderwoods Group, Inc. (Æ)	4,300	65
Ambassadors Group, Inc.	200	5
Arctic Cat, Inc.	1,100	23
Audiovox Corp. Class A (Æ)	300	4
Big Lots, Inc. (Æ)	1,200	15
Blair Corp.	100	4
Bluegreen Corp. (Æ)	400	6
Blyth, Inc.	1,100	22
Bon-Ton Stores, Inc. (The)	200	4
Brown Shoe Co., Inc.	300	12
Building Materials Holding Corp.	100	8
Catalina Marketing Corp.	1,000	26
CEC Entertainment, Inc. (Æ)	700	25
Champion Enterprises, Inc. (Æ)	600	9
Charming Shoppes, Inc. (Æ)	4,800	56
Charter Communications, Inc. Class A (Æ)	300	—	±
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp.	3,200	43
CKE Restaurants, Inc.	1,300	16
CSK Auto Corp. (Æ)	600	9
Dave & Buster's, Inc. (Æ)	1,000	15
Domino's Pizza, Inc.	3,500	88
Dover Downs Gaming & Entertainment, Inc.	3,000	38
DTS, Inc. (Æ)	600	9
Entercom Communications Corp. (Æ)	1,600	51
Entravision Communications Corp. Class A (Æ)	200	1
Escalade, Inc.	4,200	53
Genesco, Inc. (Æ)	400	16
Gray Television, Inc.	2,700	24
Group 1 Automotive, Inc. (Æ)	1,500	46
Guess?, Inc. (Æ)	1,700	58
Harris Interactive, Inc. (Æ)	300	1
Hibbett Sporting Goods, Inc. (Æ)	1,800	54
Hollinger International, Inc. Class A	100	1
Homestore, Inc. (Æ)	7,700	34
Insight Communications Co., Inc. Class A (Æ)	1,300	15
Insight Enterprises, Inc. (Æ)	600	12
Jack in the Box, Inc. (Æ)	200	7
Journal Register Co.	100	2
K-Swiss, Inc. Class A	1,000	31
Kellwood Co.	300	7
Kimball International, Inc. Class B	200	2
La Quinta Corp. (Æ)(ö)	1,400	15
Leapfrog Enterprises, Inc. (Æ)	1,400	18

	Principal Amount ($) or Shares	Market Value $
Lin TV Corp. Class A (Æ)	1,100	14
Matthews International Corp. Class A	1,700	67
Maytag Corp.	1,300	23
Media General, Inc. Class A	500	25
Midas, Inc. (Æ)	400	8
Modine Manufacturing Co. (Æ)	1,400	47
Movie Gallery, Inc.	300	1
Nautilus, Inc.	100	2
Oakley, Inc.	600	10
Palm Harbor Homes, Inc. (Æ)	500	9
Pantry, Inc. (The) (Æ)	800	33
Papa John's International, Inc. (Æ)	1,300	71
Payless Shoesource, Inc. (Æ)	4,100	94
Playboy Enterprises, Inc. Class B (Æ)	400	6
Pre-Paid Legal Services, Inc.	100	4
Priceline.com, Inc. (Æ)	500	12
RC2 Corp. (Æ)	300	11
Salem Communications Corp. Class A (Æ)	600	11
Scholastic Corp. (Æ)	2,000	67
ShopKo Stores, Inc. (Æ)	100	3
Shuffle Master, Inc. (Æ)	600	17
Sinclair Broadcast Group, Inc. Class A (Æ)	6,800	65
Skechers USA, Inc. Class A (Æ)	1,000	15
Sotheby's Holdings Class A (Æ)	4,500	86
Sports Authority, Inc. (The) (Æ)	2,300	72
Stanley Furniture Co., Inc.	200	5
Stein Mart, Inc.	1,100	19
Steinway Musical Instruments, Inc. (Æ)	200	5
Steven Madden, Ltd.	2,600	71
Stewart Enterprises, Inc. Class A (Æ)	3,500	18
Stride Rite Corp. (The)	400	5
Systemax, Inc. (Æ)	3,700	22
Talbots, Inc. (The)	1,300	35
Thor Industries, Inc.	100	4
Too, Inc. (Æ)	1,800	57
Trans World Entertainment, Corp. (Æ)	3,000	20
Unifirst Corp.	300	9
Vail Resorts, Inc. (Æ)	1,700	63
Valuevision Media, Inc. Class A (Æ)	100	1
Warnaco Group, Inc. (The) (Æ)	1,200	29
WD-40 Co.	100	3
William Lyon Homes, Inc. (Æ)	400	45
Winnebago Industries, Inc.	400	13
Wolverine World Wide, Inc.	1,100	24
Yankee Candle Co., Inc.	100	3
Zale Corp. (Æ)	100	3
		2,283
Consumer Staples - 2.4%
American Italian Pasta Co. Class A	100	1
Boston Beer Co., Inc. Class A (Æ)	700	19

Enhanced Small Cap Fund

22

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Central Garden and Pet Co. (Æ)	300	13
Chiquita Brands International, Inc.	2,000	42
Coca-Cola Bottling Co. Consolidated	200	9
Corn Products International, Inc.	700	15
Flowers Foods, Inc.	1,450	37
J&J Snack Foods Corp.	200	12
Lancaster Colony Corp.	200	8
Longs Drug Stores Corp.	900	38
Mannatech, Inc.	900	12
Maui Land & Pineapple Co., Inc. (Æ)	1,000	35
Parlux Fragrances, Inc. (Æ)	200	6
Pathmark Stores, Inc. (Æ)	4,100	44
Playtex Products, Inc. (Æ)	4,800	67
Ralcorp Holdings, Inc. (Æ)	400	17
Vector Group, Ltd.	2,000	38
Weis Markets, Inc.	100	4
		417
Energy - 6.0%
Atlas America, Inc. (Æ)	337	19
Berry Petroleum Co. Class A	800	46
Bill Barrett Corp. (Æ)	1,900	75
Cabot Oil & Gas Corp.	1,700	72
Cal Dive International, Inc. (Æ)	1,400	102
Clayton Williams Energy, Inc. (Æ)	300	11
Dril-Quip, Inc. (Æ)	500	26
Frontier Oil Corp.	2,500	94
Giant Industries, Inc. (Æ)	500	27
Global Industries, Ltd. (Æ)	4,500	53
Harvest Natural Resources, Inc. (Æ)	2,600	24
Holly Corp.	600	37
Lone Star Technologies, Inc. (Æ)	800	39
Maverick Tube Corp. (Æ)	800	30
Meridian Resource Corp. (Æ)	100	—	±
Oceaneering International, Inc. (Æ)	100	5
Penn Virginia Corp.	600	36
Petroleum Development Corp. (Æ)	1,600	54
Remington Oil & Gas Corp. (Æ)	600	20
RPC, Inc.	500	17
Spinnaker Exploration Co. (Æ)	200	13
St. Mary Land & Exploration Co.	600	21
Tetra Technologies, Inc. (Æ)	150	4
Todco Class A	1,200	50
TransMontaigne, Inc. (Æ)	700	4
USEC, Inc.	4,800	53
Veritas DGC, Inc. (Æ)	2,700	88
W&T Offshore, Inc.	700	21
		1,041

	Principal Amount ($) or Shares	Market Value $
Financials - 22.0%
1st Source Corp.	3,000	76
Amerus Bancorp	300	6
Advanta Corp. Class B	1,400	45
Alfa Corp.	1,500	26
Amcore Financial, Inc.	100	3
American Home Mortgage Investment Corp. (ö)	3,000	89
AMLI Residential Properties Trust (ö)	100	4
Anchor BanCorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	5,000	54
Argonaut Group, Inc. (Æ)	2,500	80
Ashford Hospitality Trust, Inc. (ö)	200	2
BancFirst Corp.	600	48
Bancorpsouth, Inc.	1,800	41
Bank of Granite Corp.	100	2
BankAtlantic Bancorp, Inc. Class A	100	1
Banner Corp.	700	22
Berkshire Hills Bancorp, Inc. (Æ)	100	3
Brandywine Realty Trust (ö)	200	6
Camden National Corp.	100	4
Capitol Bancorp, Ltd. (Æ)	1,400	52
Cash America International, Inc. (Æ)	300	7
City Bank	100	3
City Holding Co.	400	15
Clark, Inc.	600	9
CNA Surety Corp. (Æ)	300	4
Colonial Properties Trust (ö)	400	18
Columbia Banking System, Inc.	100	3
Commercial Capital Bancorp, Inc.	900	15
Commercial Federal Corp.	300	10
Community Bank System, Inc.	200	5
Community Banks, Inc.	140	4
Community Trust Bancorp, Inc.	200	7
CompuCredit Corp. (Æ)	1,700	66
Corus Bankshares, Inc.	1,400	82
Delphi Financial Group Class A	300	14
Doral Financial Corp.	1,900	19
EMC Insurance Group, Inc.	100	2
Equity Inns, Inc. (ö)	900	12
Equity Lifestyle Properties, Inc. (ö)	1,900	88
Farmers Capital Bank Corp.	200	6
FBL Financial Group, Inc. Class A	200	6
Federal Agricultural Mortgage Corp. Class C	2,300	64
FelCor Lodging Trust, Inc. (ö)	4,900	83
Financial Institutions, Inc.	700	14
First BanCorp.	3,200	39
First Charter Corp.	100	3

Enhanced Small Cap Fund

23

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First Citizens BancShares, Inc. Class A	400	75
First Community Bancorp	200	10
First Financial Bancorp.	300	6
First Financial Corp.	200	5
First Indiana Corp. (Æ)	1,900	66
First Place Financial Corp.	2,900	69
FirstFed Financial Corp. (Æ)	500	26
Flagstar Bancorp, Inc.	300	5
FNB Corp.	700	22
Franklin Bank Corp. (Æ)	400	7
Getty Realty Corp. (ö)	200	5
Glenborough Realty Trust, Inc. (ö)	300	6
Glimcher Realty Trust	3,400	87
Great American Financial Resources, Inc.	600	12
Greenhill & Co., Inc.	100	6
Hancock Holding Co.	200	8
Hanmi Financial Corp.	200	4
Harleysville Group, Inc.	1,400	38
Harleysville National Corp.	105	2
Heritage Property Investment Trust (ö)	800	27
Horace Mann Educators Corp.	300	6
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	2,800	49
Integra Bank Corp.	2,500	54
Investment Technology Group, Inc. (Æ)	600	23
Irwin Financial Corp.	1,000	23
Jones Lang LaSalle, Inc.	1,600	80
Kansas City Life Insurance Co.	200	10
Knight Capital Group, Inc. Class A (Æ)	200	2
LaBranche & Co., Inc. (Æ)	4,300	46
LandAmerica Financial Group, Inc.	1,100	71
Lexington Corporate Properties Trust (ö)	200	4
LTC Properties, Inc. (ö)	600	12
MAF Bancorp, Inc.	1,600	68
MainSource Financial Group, Inc.	400	7
Marlin Business Services, Inc. (Æ)	1,200	27
MeriStar Hospitality Corp. (Æ)(ö)	8,000	78
Metris Cos., Inc. (Æ)	2,000	30
Mid-America Apartment Communities, Inc. (ö)	200	10
Mid-State Bancshares	100	3
Midland Co. (The)	400	15
Nasdaq Stock Market, Inc. (Æ)	600	24
National Health Investors, Inc. (ö)	300	8
Nationwide Health Properties, Inc. (ö)	400	9
NBC Capital Corp. (Æ)	200	5
Netbank, Inc.	600	4
Old National Bancorp	3,800	83
Omega Financial Corp.	1,100	32
Omega Healthcare Investors, Inc. (ö)	200	2

	Principal Amount ($) or Shares	Market Value $
One Liberty Properties, Inc. (ö)	1,500	29
optionsXpress Holdings, Inc.	1,200	29
Oriental Financial Group, Inc.	500	7
Origen Financial, Inc. (ö)	2,800	19
Partners Trust Financial Group, Inc.	4,600	55
Pennsylvania Real Estate Investment Trust (ö)	300	11
Peoples Bancorp, Inc.	1,300	38
PFF Bancorp, Inc.	200	6
Phoenix Cos., Inc. (The)	6,800	93
Piper Jaffray Cos., Inc. (Æ)	2,000	80
Placer Sierra Bancshares	600	17
Post Properties, Inc. (ö)	300	12
ProAssurance Corp. (Æ)	300	15
Provident Bankshares Corp.	100	4
Provident Financial Services, Inc.	1,600	29
PS Business Parks, Inc. (ö)	1,800	85
R&G Financial Corp. Class B	3,500	45
RAIT Investment Trust (ö)	100	3
Ramco-Gershenson Properties Trust (ö)	300	8
Renasant Corp.	100	3
Republic Bancorp, Inc. Class A	200	4
Republic Bancorp, Inc.	110	1
Resource America, Inc. Class A	400	7
Safety Insurance Group, Inc.	500	20
Santander BanCorp	500	13
Saul Centers, Inc. (ö)	1,800	67
SeaBright Insurance Holdings, Inc. (Æ)	4,600	62
Simmons First National Corp. Class A (Æ)	100	3
Southwest Bancorp, Inc.	300	7
State Auto Financial Corp.	100	3
Stewart Information Services Corp.	200	10
Strategic Hotel Capital, Inc. (ö)	2,900	54
Suffolk Bancorp	900	30
Sun Communities, Inc. (ö)	300	9
SWS Group, Inc.	1,000	21
Taylor Capital Group, Inc.	700	27
TierOne Corp.	1,700	51
Town & Country Trust (The) (ö)	1,200	35
Trammell Crow Co. (Æ)	2,200	57
UICI	600	21
UMB Financial Corp.	500	33
Umpqua Holdings Corp.	1,200	32
United Bankshares, Inc.	100	4
United Community Financial Corp.	6,700	79
Unizan Financial Corp.	400	11
Virginia Financial Group, Inc.	300	11
Waddell & Reed Financial, Inc. Class A	2,800	60

Enhanced Small Cap Fund

24

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WesBanco, Inc.	500	16
West Coast Bancorp	400	11
Winston Hotels, Inc. (ö)	400	4
WSFS Financial Corp.	300	19
		3,812
Health Care - 11.4%
Adolor Corp. (Æ)	100	1
Albany Molecular Research, Inc. (Æ)	4,900	60
Alexion Pharmaceuticals, Inc. (Æ)	100	2
Alkermes, Inc. (Æ)	5,200	95
Alliance Imaging, Inc. (Æ)	2,000	11
Allscripts Healthcare Solutions, Inc. (Æ)	400	5
Alpharma, Inc. Class A	3,300	87
American Medical Systems Holdings, Inc. (Æ)	200	4
AMN Healthcare Services, Inc. (Æ)	1,700	32
Applera Corp. - Celera Genomics Group (Æ)	300	4
Bio-Rad Laboratories, Inc. Class A (Æ)	1,000	58
Bruker BioSciences Corp. (Æ)	13,700	68
Cambrex Corp.	100	2
Candela Corp. (Æ)	200	3
Cell Therapeutics, Inc. (Æ)	200	—	±
Conmed Corp. (Æ)	300	7
Connetics Corp. (Æ)	700	9
Cotherix, Inc. (Æ)	300	4
Cubist Pharmaceuticals, Inc. (Æ)	800	18
deCODE genetics, Inc. (Æ)	400	3
Digene Corp. (Æ)	100	3
Diversa Corp. (Æ)	300	2
DJ Orthopedics, Inc. (Æ)	1,800	56
Enzo Biochem, Inc. (Æ)	500	7
Enzon Pharmaceuticals, Inc. (Æ)	1,500	10
eResearch Technology, Inc. (Æ)	200	3
Exelixis, Inc. (Æ)	200	2
First Horizon Pharmaceutical Corp. (Æ)	400	7
Genesis HealthCare Corp. (Æ)	1,400	59
Greatbatch, Inc. (Æ)	200	6
GTx, Inc. (Æ)	200	2
Haemonetics Corp. (Æ)	600	31
Hi-Tech Pharmacal Co., Inc. (Æ)	700	27
ICU Medical, Inc. (Æ)	1,200	43
Illumina, Inc. (Æ)	1,400	22
Incyte Corp. (Æ)	200	1
Integra LifeSciences Holdings Corp. (Æ)	200	7
Intermagnetics General Corp. (Æ)	200	7
Intuitive Surgical, Inc. (Æ)	400	45
Invacare Corp.	200	7
Kindred Healthcare, Inc. (Æ)	300	8
Lifecell Corp. (Æ)	1,600	29

	Principal Amount ($) or Shares	Market Value $
Luminex Corp. (Æ)	100	1
Magellan Health Services, Inc. (Æ)	200	6
Marshall Edwards, Inc. (Æ)	2,500	19
Maxygen, Inc. (Æ)	100	1
Medcath Corp. (Æ)	900	18
Medicis Pharmaceutical Corp. Class A	3,100	99
Mentor Corp.	800	39
Molecular Devices Corp. (Æ)	3,100	83
New River Pharmaceuticals, Inc. (Æ)	200	9
Odyssey HealthCare, Inc. (Æ)	4,200	78
OraSure Technologies, Inc. (Æ)	4,900	66
Par Pharmaceutical Cos., Inc. (Æ)	400	11
Pediatrix Medical Group, Inc. (Æ)	200	17
Per-Se Technologies, Inc. (Æ)	2,800	64
Phase Forward, Inc. (Æ)	1,600	17
Pozen, Inc. (Æ)	800	8
PRA International (Æ)	2,500	69
PSS World Medical, Inc. (Æ)	300	5
Regeneron Pharmaceuticals, Inc. (Æ)	3,300	37
RehabCare Group, Inc. (Æ)	1,200	23
Renovis, Inc. (Æ)	1,600	25
Res-Care, Inc. (Æ)	400	7
Serologicals Corp. (Æ)	1,000	20
Sybron Dental Specialties, Inc. (Æ)	100	4
Symbion, Inc. (Æ)	600	16
Symmetry Medical, Inc. (Æ)	700	13
Tanox, Inc. (Æ)	2,000	33
Tercica, Inc. (Æ)	500	5
Thoratec Corp. (Æ)	1,100	22
Threshold Pharmaceuticals, Inc. (Æ)	3,100	42
Trimeris, Inc. (Æ)	200	2
Trizetto Group, Inc. (The) (Æ)	3,500	57
United Surgical Partners International, Inc. (Æ)	150	5
United Therapeutics Corp. (Æ)	200	14
US Physical Therapy, Inc. (Æ)	2,300	46
Varian, Inc. (Æ)	800	34
Vertex Pharmaceuticals, Inc. (Æ)	1,000	26
Viasys Healthcare, Inc. (Æ)	1,000	27
Vital Signs, Inc.	800	38
Xenoport, Inc. (Æ)	400	5
		1,968
Industrials - 14.7%
AAR Corp. (Æ)	600	13
Actuant Corp. Class A	100	5
Acuity Brands, Inc.	200	6
Administaff, Inc.	1,700	77
Airtran Holdings, Inc. (Æ)	800	12
Alaska Air Group, Inc. (Æ)	700	25
Albany International Corp. Class A	200	8

Enhanced Small Cap Fund

25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Applied Industrial Technologies, Inc.	200	6
Arkansas Best Corp.	400	17
Armor Holdings, Inc. (Æ)	300	13
Astec Industries, Inc. (Æ)	400	11
ASV, Inc. (Æ)	200	5
Aviall, Inc. (Æ)	600	18
Beacon Roofing Supply, Inc. (Æ)	700	19
Belden CDT, Inc.	1,800	42
Brady Corp. Class A	1,500	56
C&D Technologies, Inc.	2,800	21
CIRCOR International, Inc.	1,500	39
Coinstar, Inc. (Æ)	200	5
Compx International, Inc.	2,400	39
Consolidated Graphics, Inc. (Æ)	200	10
Continental Airlines, Inc. Class B (Æ)	6,100	95
Corrections Corp. of America (Æ)	100	4
Covanta Holding Corp. (Æ)	1,100	14
Crane Co.	3,100	98
DiamondCluster International, Inc. (Æ)	100	1
EGL, Inc. (Æ)	500	19
EMCOR Group, Inc. (Æ)	100	7
EnerSys (Æ)	200	3
ESCO Technologies, Inc. (Æ)	1,300	56
Esterline Technologies Corp. (Æ)	100	4
ExpressJet Holdings, Inc. (Æ)	900	8
Federal Signal Corp.	4,600	75
Flowserve Corp. (Æ)	2,200	82
Forward Air Corp.	1,100	42
Franklin Electric Co., Inc.	400	17
G&K Services, Inc. Class A	100	4
Gardner Denver, Inc. (Æ)	100	5
Gartner, Inc. Class A (Æ)	100	1
Genesee & Wyoming, Inc. Class A (Æ)	600	20
Genlyte Group, Inc. (Æ)	1,400	74
Geo Group, Inc. (The) (Æ)	800	20
Griffon Corp. (Æ)	100	2
Heartland Express, Inc.	800	17
Hub Group, Inc. Class A (Æ)	400	16
Hudson Highland Group, Inc. (Æ)	200	5
infoUSA, Inc.	3,700	38
Interline Brands, Inc. (Æ)	2,400	51
JLG Industries, Inc.	400	18
John H Harland Co.	400	15
Kaman Corp. Class A	2,900	56
Kansas City Southern (Æ)	600	15
Kaydon Corp.	2,700	87
Kennametal, Inc.	300	16
Kirby Corp. (Æ)	500	27
Knight Transportation, Inc. (Æ)	100	3
Korn/Ferry International (Æ)	400	7
Labor Ready, Inc. (Æ)	2,700	60

	Principal Amount ($) or Shares	Market Value $
Lennox International, Inc.	500	15
LSI Industries, Inc.	200	4
Manitowoc Co.	300	15
Moog, Inc. Class A (Æ)	550	16
Morningstar, Inc. (Æ)	100	3
NACCO Industries, Inc. Class A	300	35
NCI Building Systems, Inc. (Æ)	100	4
Orbital Sciences Corp. (Æ)	100	1
Pacer International, Inc.	1,800	48
Pegasystems, Inc. (Æ)	1,100	8
Pico Holdings, Inc. (Æ)	1,900	64
Pinnacle Airlines Corp. (Æ)	2,600	18
PRG-Schultz International, Inc. (Æ)	500	—	±
Quanta Services, Inc. (Æ)	5,700	81
Regal-Beloit Corp.	500	18
Shaw Group, Inc. (The) (Æ)	1,600	46
Sourcecorp, Inc. (Æ)	2,400	63
Spherion Corp. (Æ)	8,900	87
Standard Register Co. (The)	100	2
Teledyne Technologies, Inc. (Æ)	200	7
TeleTech Holdings, Inc. (Æ)	2,000	25
Tennant Co.	1,000	47
Tetra Tech, Inc. (Æ)	5,400	84
TNS, Inc. (Æ)	900	16
Triumph Group, Inc. (Æ)	400	15
UAP Holding Corp.	600	11
United Stationers, Inc. (Æ)	500	25
URS Corp. (Æ)	400	17
Valmont Industries, Inc.	900	30
Vertrue, Inc. (Æ)	700	25
Vicor Corp.	2,000	33
Volt Information Sciences, Inc. (Æ)	300	6
Wabash National Corp.	900	18
Wabtec Corp.	400	10
Walter Industries, Inc.	300	15
Waste Connections, Inc. (Æ)	200	7
Watsco, Inc.	200	13
WESCO International, Inc. (Æ)	700	29
Woodward Governor Co.	700	57
		2,547
Information Technology - 19.5%
ADTRAN, Inc.	2,600	77
Advanced Digital Information Corp. (Æ)	8,200	86
Advent Software, Inc. (Æ)	1,300	37
Agilysys, Inc.	3,300	63
AMIS Holdings, Inc. (Æ)	1,000	10
Anaren, Inc. (Æ)	100	1
Anixter International, Inc.	400	15
Ansoft Corp. (Æ)	200	7
Ansys, Inc. (Æ)	100	4

Enhanced Small Cap Fund

26

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Applied Films Corp. (Æ)	200	4
Arris Group, Inc. (Æ)	1,400	14
Aspen Technology, Inc. (Æ)	5,400	40
Atari, Inc. (Æ)	800	1
Avocent Corp. (Æ)	600	18
Black Box Corp.	1,900	89
Blackbaud, Inc.	2,037	35
Blackboard, Inc. (Æ)	600	19
Blue Coat Systems, Inc. (Æ)	300	14
Brightpoint, Inc. (Æ)	150	4
Brooks Automation, Inc. (Æ)	100	1
Cabot Microelectronics Corp. (Æ)	300	9
Catapult Communications Corp. (Æ)	100	2
Checkpoint Systems, Inc. (Æ)	100	2
Ciber, Inc. (Æ)	1,300	8
Cirrus Logic, Inc. (Æ)	8,400	64
Coherent, Inc. (Æ)	400	13
Cohu, Inc.	100	3
CommScope, Inc. (Æ)	4,000	82
Comtech Telecommunications Corp. (Æ)	1,300	57
Covansys Corp. (Æ)	2,200	32
CSG Systems International, Inc. (Æ)	800	19
Cymer, Inc. (Æ)	2,100	80
Dendrite International, Inc. (Æ)	200	4
Digital Insight Corp. (Æ)	2,600	86
Digital River, Inc. (Æ)	500	13
Ditech Communications Corp. (Æ)	300	3
Dycom Industries, Inc. (Æ)	200	4
EarthLink, Inc. (Æ)	1,600	18
Echelon Corp. (Æ)	600	5
eCollege.com, Inc. (Æ)	1,500	25
Electronics for Imaging, Inc. (Æ)	200	6
Emulex Corp. (Æ)	2,000	40
Entegris, Inc. (Æ)	517	5
Exar Corp. (Æ)	100	1
Extreme Networks, Inc. (Æ)	100	—	±
Factset Research Systems, Inc.	300	12
Filenet Corp. (Æ)	100	3
Forrester Research, Inc. (Æ)	3,300	62
Foundry Networks, Inc. (Æ)	1,600	22
Genesis Microchip, Inc. (Æ)	1,800	40
Imation Corp.	1,800	79
Infospace, Inc. (Æ)	2,000	53
Integrated Device Technology, Inc. (Æ)	400	5
Intergraph Corp. (Æ)	2,000	96
Internet Security Systems, Inc. (Æ)	1,900	43
Intrado, Inc. (Æ)	1,300	29
Ipass, Inc. (Æ)	1,000	7
Itron, Inc. (Æ)	1,100	51
Ixia (Æ)	1,200	17
IXYS Corp. (Æ)	4,000	48
j2 Global Communications, Inc. (Æ)	400	19

	Principal Amount ($) or Shares	Market Value $
JDA Software Group, Inc. (Æ)	300	4
Keane, Inc. (Æ)	800	8
Komag, Inc. (Æ)	200	7
Kopin Corp. (Æ)	2,600	18
Kronos, Inc. (Æ)	100	5
Lawson Software, Inc. (Æ)	400	3
Littelfuse, Inc. (Æ)	200	5
Macrovision Corp. (Æ)	300	5
Magma Design Automation, Inc. (Æ)	3,400	29
Mantech International Corp. Class A (Æ)	100	3
Mercury Computer Systems, Inc. (Æ)	200	4
Methode Electronics, Inc.	100	1
Metrologic Instruments, Inc. (Æ)	300	6
Micrel, Inc. (Æ)	5,100	62
Microsemi Corp. (Æ)	1,000	28
MicroStrategy, Inc. Class A (Æ)	400	30
MKS Instruments, Inc. (Æ)	600	11
Monolithic Power Systems, Inc. (Æ)	5,300	71
MPS Group, Inc. (Æ)	7,400	93
MRO Software, Inc. (Æ)	200	3
MTS Systems Corp.	1,000	35
NDCHealth Corp.	100	2
NetFlix, Inc. (Æ)	900	25
Netgear, Inc. (Æ)	100	2
Nordson Corp.	200	8
North Pittsburgh Systems, Inc.	800	16
Novatel Wireless, Inc. (Æ)	5,100	69
Omnivision Technologies, Inc. (Æ)	3,100	55
ON Semiconductor Corp. (Æ)	3,300	19
Palm, Inc. (Æ)	2,200	62
Parametric Technology Corp. (Æ)	8,600	50
Paxar Corp. (Æ)	100	2
PDF Solutions, Inc. (Æ)	600	9
Pegasus Solutions, Inc. (Æ)	200	1
Perot Systems Corp. Class A (Æ)	200	3
Photronics, Inc. (Æ)	2,600	41
PMC - Sierra, Inc. (Æ)	3,600	28
Polycom, Inc. (Æ)	1,200	20
Power Integrations, Inc. (Æ)	100	2
Powerwave Technologies, Inc. (Æ)	400	5
Progress Software Corp. (Æ)	1,700	53
QAD, Inc.	700	5
Quest Software, Inc. (Æ)	700	11
Radisys Corp. (Æ)	300	5
Redback Networks, Inc. (Æ)	200	3
RF Micro Devices, Inc. (Æ)	400	2
RSA Security, Inc. (Æ)	1,100	14
SBA Communications Corp. Class A (Æ)	800	15
Secure Computing Corp. (Æ)	3,600	49
Serena Software, Inc. (Æ)	100	2
Sigmatel, Inc. (Æ)	2,700	39
Silicon Image, Inc. (Æ)	200	2

Enhanced Small Cap Fund

27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Silicon Laboratories, Inc. (Æ)	500	19
Silicon Storage Technology, Inc. (Æ)	100	1
SiRF Technology Holdings, Inc. (Æ)	200	6
Skyworks Solutions, Inc. (Æ)	4,600	25
Sohu.com, Inc. (Æ)	1,100	21
SonicWALL, Inc. (Æ)	2,900	22
Spectralink Corp.	100	1
SPSS, Inc. (Æ)	700	20
Supertex, Inc. (Æ)	400	17
SYKES Enterprises, Inc. (Æ)	4,800	66
Synaptics, Inc. (Æ)	1,100	30
Talx Corp.	600	25
Tekelec, Inc. (Æ)	300	4
THQ, Inc. (Æ)	400	9
Transaction Systems Architects, Inc. Class A (Æ)	600	17
TTM Technologies, Inc. (Æ)	100	1
Tyler Technologies, Inc. (Æ)	2,800	24
Ulticom, Inc. (Æ)	600	7
United Online, Inc.	4,000	56
UNOVA, Inc. (Æ)	300	8
ValueClick, Inc. (Æ)	300	6
Varian Semiconductor Equipment Associates, Inc. (Æ)	200	9
Veeco Instruments, Inc. (Æ)	400	7
VeriFone Holdings, Inc. (Æ)	2,000	46
Viasat, Inc. (Æ)	300	8
Vitesse Semiconductor Corp. (Æ)	900	2
WebEx Communications, Inc. (Æ)	200	5
webMethods, Inc. (Æ)	100	1
Websense, Inc. (Æ)	600	39
WebSideStory, Inc. (Æ)	900	16
Wind River Systems, Inc. (Æ)	1,900	26
Wright Express Corp. (Æ)	3,500	85
		3,385
Materials - 4.3%
AK Steel Holding Corp. (Æ)	1,200	10
Buckeye Technologies, Inc. (Æ)	1,000	8
Caraustar Industries, Inc. (Æ)	200	2
Carpenter Technology Corp.	600	39
Century Aluminum Co. (Æ)	1,300	30
Cleveland-Cliffs, Inc.	500	48
Deltic Timber Corp.	100	5
Eagle Materials, Inc.	900	103
Georgia Gulf Corp.	400	11
Greif, Inc. Class A	700	42
HB Fuller Co.	1,500	46
Headwaters, Inc. (Æ)	200	7
Lawson Products, Inc.	300	11
Longview Fibre Co.	1,200	26

	Principal Amount ($) or Shares	Market Value $
MacDermid, Inc.	900	26
NewMarket Corp. (Æ)	300	7
Octel Corp.	500	8
OM Group, Inc. (Æ)	700	11
Presstek, Inc. (Æ)	900	8
Quanex Corp.	600	37
Reliance Steel & Aluminum Co.	300	19
Rock-Tenn Co. Class A	3,500	47
RTI International Metals, Inc. (Æ)	100	4
Ryerson Tull, Inc.	3,800	86
Silgan Holdings, Inc.	1,400	49
Stillwater Mining Co. (Æ)	2,100	22
Texas Industries, Inc.	300	15
Westlake Chemical Corp.	300	8
WR Grace & Co. (Æ)	1,500	13
		748
Telecommunication Services - 1.1%
Centennial Communications Corp. (Æ)	4,400	70
Cincinnati Bell, Inc. (Æ)	1,800	7
CT Communications, Inc.	100	1
Mastec, Inc. (Æ)	300	3
Premiere Global Services, Inc. (Æ)	1,800	13
Syniverse Holdings, Inc. (Æ)	4,300	83
Talk America Holdings, Inc. (Æ)	700	7
		184
Utilities - 1.8%
Avista Corp.	100	2
Calpine Corp. (Æ)	10,000	5
CH Energy Group, Inc.	200	9
Cleco Corp.	1,900	42
Duquesne Light Holdings, Inc.	1,400	24
El Paso Electric Co. (Æ)	900	19
Idacorp, Inc.	500	14
Laclede Group, Inc. (The)	100	3
Nicor, Inc.	100	4
Northwest Natural Gas Co.	100	3
NorthWestern Corp.	300	9
Otter Tail Corp.	100	3
Sierra Pacific Resources (Æ)	3,500	47
SJW Corp.	800	41
South Jersey Industries, Inc.	800	23
Southwest Gas Corp.	400	11
Unisource Energy Corp.	200	7
WGL Holdings, Inc.	1,200	37
		303
Total Common Stocks (cost $15,423)		16,688

Enhanced Small Cap Fund

28

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.3%
AIM Short Term Investment Treasury Portfolio	289,047	289
Federated Investors Prime Cash Obligations Fund	288,000	288
Total Short-Term Investments (cost $577)		577
Total Investments - 99.7% (identified cost $16,000)		17,265
Other Assets and Liabilities, Net - 0.3%		54
Net Assets - 100.0%		17,319

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index expiration date 12/05 (8)	542	(4)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(4)

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

29

SSgA
Directional Core Equity Fund

Schedule of Investments — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 93.6%
Consumer Discretionary - 11.7%
American Greetings Corp. Class A	934	25
Barnes & Noble, Inc. (Å)	2,461	99
Career Education Corp. (Æ)	592	22
Darden Restaurants, Inc.	1,478	53
Pacific Sunwear of California, Inc. (Æ)	2,500	66
Payless Shoesource, Inc. (Æ)	4,300	98
Reader's Digest Association, Inc. (The)	2,770	43
Viacom, Inc. Class B	707	24
		430
Consumer Staples - 3.0%
Archer-Daniels-Midland Co.	2,461	58
Pilgrim's Pride Corp.	1,599	51
		109
Energy - 10.3%
Burlington Resources, Inc.	769	56
Exxon Mobil Corp. (Å)	2,247	130
Kerr-McGee Corp.	642	55
Occidental Petroleum Corp.	426	34
Sunoco, Inc.	773	60
Tesoro Corp.	776	43
		378
Financials - 13.5%
AON Corp.	503	18
Bank of America Corp. (Å)	1,669	77
Capital One Financial Corp.	745	62
Chubb Corp. (Å)	704	68
Citigroup, Inc.	369	18
Comerica, Inc.	824	47
E*Trade Financial Corp. (Æ)	1,926	38
Metlife, Inc. (Å)	1,243	64
Morgan Stanley	535	30
Washington Mutual, Inc.	1,806	74
		496
Health Care - 14.3%
Caremark Rx, Inc. (Æ)(Å)	2,015	104
Community Health Systems, Inc. (Æ)	862	35
Express Scripts, Inc. (Æ)	437	37
Health Net, Inc. (Æ)	1,200	61
Johnson & Johnson	215	13
King Pharmaceuticals, Inc. (Æ)(Å)	6,303	99
Kos Pharmaceuticals, Inc. (Æ)(Å)	1,012	68
Merck & Co., Inc. (Å)	3,310	97
Pfizer, Inc.	620	13
		527

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.0%
Burlington Northern Santa Fe Corp.	545	36
Cendant Corp.	2,919	52
CNF, Inc.	1,122	64
Cummins, Inc.	673	60
General Electric Co.	1,581	56
Illinois Tool Works, Inc.	321	28
Lockheed Martin Corp. (Å)	1,473	89
Masco Corp.	2,033	61
Norfolk Southern Corp.	1,645	73
Yellow Roadway Corp. (Æ)	660	31
		550
Information Technology - 23.3%
Alliance Data Systems Corp. (Æ)	895	35
Arrow Electronics, Inc. (Æ)	1,900	59
BMC Software, Inc. (Æ)	2,200	45
Fiserv, Inc. (Æ)(Å)	1,905	87
Freescale Semiconductor, Inc. Class B (Æ)	1,113	29
Imation Corp.	1,600	70
Intel Corp.	1,413	38
Lam Research Corp. (Æ)	1,600	60
McAfee, Inc. (Æ)(Å)	3,324	92
Microchip Technology, Inc.	1,771	59
Microsoft Corp.	932	26
Motorola, Inc.	3,704	89
Parametric Technology Corp. (Æ)	4,968	29
Sybase, Inc. (Æ)	3,210	72
Texas Instruments, Inc.	2,115	69
		859
Materials - 0.6%
Lubrizol Corp.	500	21
Utilities - 1.9%
TXU Corp.	666	68
Total Common Stocks (cost $3,185)		3,438
Short-Term Investments - 8.9%
AIM Short Term Investment Treasury Portfolio	171,090	171
Federated Investors Prime Cash Obligations Fund	155,407	155
Total Short-Term Investments (cost $326)		326
Total Investments – 102.5% (identified cost $3,511)		3,764

Directional Core Equity Fund

30

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (28.4%)
Consumer Discretionary - (9.4%)
Amazon.Com, Inc. (Æ)	(581)	(28)
AnnTaylor Stores Corp. (Æ)	(1,297)	(39)
Carmax, Inc. (Æ)	(1,350)	(37)
Interpublic Group of Cos., Inc. (Æ)	(4,900)	(46)
Liberty Global, Inc. Class A (Æ)	(478)	(11)
Limited Brands, Inc.	(1,700)	(38)
Outback Steakhouse, Inc.	(873)	(35)
Pier 1 Imports, Inc.	(3,870)	(49)
Sirius Satellite Radio, Inc. (Æ)	(3,650)	(26)
Wynn Resorts, Ltd. (Æ)	(614)	(34)
		(343)
Energy - (2.0%)
National-Oilwell Varco, Inc. (Æ)	(400)	(24)
Quicksilver Resources, Inc. (Æ)	(598)	(23)
Southwestern Energy Co. (Æ)	(800)	(27)
		(74)
Financials - (1.3%)
Investors Financial Services Corp.	(740)	(28)
SLM Corp.	(344)	(18)
		(46)
Health Care - (2.7%)
Patterson Cos., Inc. (Æ)	(900)	(32)
Schering-Plough Corp.	(600)	(12)
Valeant Pharmaceuticals International	(2,800)	(46)
VCA Antech, Inc. (Æ)	(400)	(11)
		(101)

	Principal Amount ($) or Shares	Market Value $
Industrials - (3.6%)
AGCO Corp. (Æ)	(2,100)	(36)
Alexander & Baldwin, Inc.	(500)	(25)
CH Robinson Worldwide, Inc.	(500)	(20)
Fluor Corp.	(366)	(27)
JetBlue Airways Corp. (Æ)	(1,400)	(26)
		(134)
Information Technology - (8.9%)
Agere Systems, Inc. (Æ)	(2,400)	(32)
Altera Corp. (Æ)	(1,500)	(27)
Avaya, Inc. (Æ)	(2,400)	(29)
Cypress Semiconductor Corp. (Æ)	(1,800)	(27)
Dolby Laboratories, Inc. Class A (Æ)	(1,600)	(27)
International Rectifier Corp. (Æ)	(811)	(29)
Jack Henry & Associates, Inc.	(2,092)	(40)
Maxim Integrated Products, Inc.	(500)	(18)
National Instruments Corp.	(1,364)	(35)
Take-Two Interactive Software, Inc. (Æ)	(1,500)	(27)
Unisys Corp. (Æ)	(5,477)	(34)
		(325)
Utilities - (0.5%)
Reliant Energy, Inc. (Æ)	(2,039)	(19)
Total Securities Sold Short (proceeds $1,019)		(1,042)
Other Assets and Liabilities, Net - 25.9%		953
Net Assets - 100.0%		3,675

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

31

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2005 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(W)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  Held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

32

SSgA

Equity Funds

Notes to Quarterly Report — November 30, 2005 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2005. This Quarterly Report reports on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund and the SSgA Directional Core Equity Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Board approved Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "staled price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price that is higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of

Notes to Quarterly Report

33

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

fund shares is determined may be reflected in the Trust's calculation of net assets values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Security Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Cost of Investments for Tax Purposes	$219,279,332	$864,986,929	$131,883,408	$100,240,652	$54,024,771
Gross Tax Unrealized Appreciation	37,290,528	160,920,863	23,874,563	60,522,530	8,139,366
Gross Tax Unrealized Depreciation	(12,927,629)	(27,205,175)	(2,603,522)	—	(805,142)
Net Tax Unrealized Appreciation (Depreciation)	$24,362,899	$133,715,688	$21,271,041	$60,522,530	$7,334,224
	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$190,293,605	$17,758,332	$14,081,702	$16,001,161	$3,511,371
Gross Tax Unrealized Appreciation	35,609,454	2,668,005	2,478,243	1,906,094	374,320
Gross Tax Unrealized Depreciation	(26,598,856)	(677,842)	(365,209)	(642,754)	(121,699)
Net Tax Unrealized Appreciation (Depreciation)	$9,010,598	$1,990,163	$2,113,034	$1,263,340	$252,621

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, a Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which

Notes to Quarterly Report

34

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2005 (Unaudited)

typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2005, the SSgA Enhanced Small Cap Fund held a cash collateral balance in connection with futures contracts purchased (sold) in the amount of $18,900.

3. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

	Value of Securities on Loan	Value of Cash Collateral		Value of Securities on Loan	Value of Cash Collateral
Disciplined Equity	$12,813,555	$13,155,074	Tuckerman Active REIT	$9,944,188	$10,221,003
Small Cap	198,441,487	202,782,468	Aggressive Equity	6,165,794	6,354,199
Core Opportunities	8,456,306	8,714,650	IAM SHARES	8,291,548	8,534,145

As of November 30, 2005, there was no non-cash collateral received for the securities on loan.

4. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund")(a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from the participating fund are subject to any such distribution or service fee, the Adviser will waive it advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2005, $1,208,720 of the Prime Money Market Fund's net assets represents investments by these Funds, and $23,916,245 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report

35

SSgA
Equity Funds

Shareholder Requests for Additional Information — November 30, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

36

DEQR-11/05

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
Vice President and Principal Executive Officer

Date: January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
Vice President and Principal Executive Officer

Date: January 24, 2006

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: January 24, 2006